UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-3857



                         American Funds Insurance Series
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                               Twenty-Fourth Floor
                             San Francisco, CA 94105
                          (Counsel for the Registrant)



ITEM 1 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]

AMERICAN FUNDS INSURANCE SERIES
GLOBAL DISCOVERY FUND
INVESTMENT PORTFOLIO



March 31, 2005                                                                                                             unaudited

                                                                                                                        Market value
Common stocks -- 79.72%                                                                                      Shares            (000)

BANKS -- 10.69%
Mitsui Trust Holdings, Inc.                                                                                  77,000          $   766
ABN AMRO Holding NV                                                                                          30,827              765
Freddie Mac                                                                                                  11,000              695
Siam City Bank PCL                                                                                          745,000              476
Siam City Bank PCL, nonvoting depositary receipt                                                            300,000              192
Societe Generale                                                                                              6,000              623
Wells Fargo & Co.                                                                                             9,500              568
Royal Bank of Scotland Group PLC                                                                             17,600              560
UFJ Holdings, Inc.(1)                                                                                           100              526
Grupo Financiero Banorte, SA de CV                                                                           70,000              456
DEPFA BANK PLC                                                                                               27,000              427
Banco Santander Central Hispano, SA                                                                          29,329              357
Mizuho Financial Group, Inc.                                                                                     75              355
City National Corp.                                                                                           4,200              293
Chinatrust Financial Holding Co., Ltd.                                                                      254,304              287
Malayan Banking Bhd.                                                                                         76,500              228
HSBC Holdings PLC (United Kingdom)                                                                           13,896              221
Fannie Mae                                                                                                    1,550               84
                                                                                                                               7,879

TELECOMMUNICATION SERVICES -- 10.56%
Telefonica, SA                                                                                               77,500            1,350
Royal KPN NV                                                                                                147,260            1,317
Qwest Communications International Inc.(1)                                                                  240,000              888
France Telecom, SA                                                                                           26,000              779
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                                   1,574,000              744
Telephone and Data Systems, Inc.                                                                              6,500              530
Maxis Communications Bhd.                                                                                   200,000              497
MobileOne Ltd                                                                                               372,000              451
China Unicom Ltd.                                                                                           500,000              388
Telekom Austria AG                                                                                           17,143              335
CenturyTel, Inc.                                                                                              7,000              230
Vodafone Group PLC                                                                                           82,000              218
Telecom Italia SpA, nonvoting                                                                                18,300               57
                                                                                                                               7,784

SOFTWARE & SERVICES -- 9.28%
NHN Corp.(1)                                                                                                 14,660            1,280
First Data Corp.                                                                                             32,210            1,266
Microsoft Corp.                                                                                              34,500              834
Yahoo! Inc.(1)                                                                                               23,200              787
Intuit Inc.(1)                                                                                               13,000              569
Novell, Inc.(1)                                                                                              90,000              536
Paychex, Inc.                                                                                                16,200              532
Automatic Data Processing, Inc.                                                                              11,300              508
Compuware Corp.(1)                                                                                           43,000              310
NAVTEQ Corp.(1)                                                                                               4,900              212
                                                                                                                               6,834

RETAILING -- 9.11%
IAC/InterActiveCorp(1)                                                                                       55,200            1,229
Lowe's Companies, Inc.                                                                                       20,800            1,188
Best Buy Co., Inc.                                                                                           20,200            1,091
CarMax, Inc.(1)                                                                                              22,000              693
Limited Brands, Inc.                                                                                         24,500              595
Target Corp.                                                                                                 11,500              575
Kingfisher PLC                                                                                              105,000              572
eBay Inc.(1)                                                                                                 14,000              522
Williams-Sonoma, Inc.(1)                                                                                      6,800              250
                                                                                                                               6,715

MEDIA -- 5.73%
Time Warner Inc.(1)                                                                                          67,500            1,185
Liberty Media Corp., Class A(1)                                                                             112,000            1,161
Reader's Digest Assn., Inc., Class A                                                                         40,500              701
Liberty Media International, Inc., Class A(1)                                                                13,720              600
Walt Disney Co.                                                                                              20,000              575
                                                                                                                               4,222

HEALTH CARE EQUIPMENT & SERVICES -- 5.40%
Express Scripts, Inc.(1)                                                                                     11,000              959
HCA Inc.                                                                                                     15,500              830
Aetna Inc.                                                                                                    9,800              735
Caremark Rx, Inc.(1)                                                                                         17,000              676
Alfresa Holdings Corp.                                                                                       14,500              599
Service Corp. International(1)                                                                               23,600              177
                                                                                                                               3,976

TECHNOLOGY HARDWARE & EQUIPMENT -- 3.82%
Cisco Systems, Inc.(1)                                                                                       52,600              941
Nidec Corp.                                                                                                   4,000              498
Andrew Corp.(1)                                                                                              38,000              445
Symbol Technologies, Inc.                                                                                    24,300              352
Murata Manufacturing Co., Ltd.                                                                                5,800              311
International Business Machines Corp.                                                                         2,000              183
CIENA Corp.(1)                                                                                               47,081               81
                                                                                                                               2,811

COMMERCIAL SERVICES & SUPPLIES -- 3.71%
Rentokil Initial PLC                                                                                        355,000            1,086
Robert Half International Inc.                                                                               24,000              647
United Stationers Inc.(1)                                                                                    10,000              453
ServiceMaster Co.                                                                                            30,000              405
SIRVA, Inc.(1)                                                                                               20,000              142
                                                                                                                               2,733

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.23%
Texas Instruments Inc.                                                                                       25,000              637
Novellus Systems, Inc.(1)                                                                                    18,000              481
Rohm Co., Ltd.                                                                                                3,100              299
Applied Materials, Inc.(1)                                                                                   17,000              276
Taiwan Semiconductor Manufacturing Co. Ltd.                                                                 129,374              212
Xilinx, Inc.                                                                                                  6,000              175
Maxim Integrated Products, Inc.                                                                               4,000              164
Altera Corp.(1)                                                                                               7,000              138
                                                                                                                               2,382

FOOD & STAPLES RETAILING -- 2.84%
Koninklijke Ahold NV(1)                                                                                      81,000              678
Wal-Mart de Mexico, SA de CV, Series V                                                                      169,300              595
Walgreen Co.                                                                                                 11,500              511
Costco Wholesale Corp.                                                                                        7,000              309
                                                                                                                               2,093

INSURANCE -- 2.67%
American International Group, Inc.                                                                           19,875            1,101
W.R. Berkley Corp.                                                                                           10,000              496
Mitsui Sumitomo Insurance Co., Ltd.                                                                          40,000              367
                                                                                                                               1,964

DIVERSIFIED FINANCIALS -- 2.39%
Citigroup Inc.                                                                                               27,500            1,236
Capital One Financial Corp.                                                                                   7,000              523
                                                                                                                               1,759

TRANSPORTATION -- 2.34%
United Parcel Service, Inc., Class B                                                                          9,200              669
Qantas Airways Ltd.                                                                                         147,399              405
Singapore Post Private Ltd.                                                                                 745,000              386
Ryanair Holdings PLC (ADR)(1)                                                                                 3,100              136
Southwest Airlines Co.                                                                                        8,800              125
                                                                                                                               1,721

HOTELS, RESTAURANTS & LEISURE -- 1.32%
Carnival Corp., units                                                                                        10,000              518
Outback Steakhouse, Inc.                                                                                     10,000              458
                                                                                                                                 976

ENERGY -- 1.18%
Baker Hughes Inc.                                                                                            10,000              445
Schlumberger Ltd.                                                                                             6,000              423
                                                                                                                                 868

UTILITIES -- 1.16%
Veolia Environnement                                                                                          9,700              344
Hong Kong and China Gas Co. Ltd.                                                                            150,000              295
Scottish Power PLC                                                                                           23,500              181
AES Corp.(1)                                                                                                  2,300               38
                                                                                                                                 858

CAPITAL GOODS -- 0.92%
Hagemeyer NV(1)                                                                                             267,000              678

MATERIALS -- 0.75%
Nitto Denko Corp.                                                                                            10,500              551


CONSUMER DURABLES & APPAREL -- 0.69%
Garmin Ltd.                                                                                                  11,000              510


MISCELLANEOUS -- 1.93%
Other common stocks in initial period of acquisition                                                                           1,425


Total common stocks (cost: $53,049,000)                                                                                       58,739


Convertible securities -- 0.75%                                                                     Principal amount

TECHNOLOGY HARDWARE & EQUIPMENT -- 0.71%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                         $500,000              520

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.04%
Agere Systems Inc. 6.50% convertible notes 2009                                                              30,400               31


Total convertible securities (cost: $549,000)                                                                                    551


                                                                                                   Principal amount
Short-term securities -- 19.53%                                                                                (000)

U.S. Treasury Bills 2.53%-2.595% due 4/7-4/14/2005                                                           $2,700            2,698
Federal Home Loan Bank 2.585% due 4/27/2005                                                                   2,000            1,996
CAFCO, LLC 2.65% due 4/8/2005(2)                                                                              1,500            1,499
Variable Funding Capital Corp. 2.68% due 4/22/2005(2)                                                         1,500            1,498
Coca-Cola Co. 2.73% due 4/19/2005                                                                             1,400            1,398
BellSouth Corp. 2.57% due 4/1/2005(2)                                                                         1,100            1,100
Park Avenue Receivables Co., LLC 2.64% due 4/6/2005(2)                                                        1,100            1,099
Pfizer Inc 2.60% due 4/13/2005(2)                                                                               900              899
Gannett Co. 2.52% due 4/5/2005(2)                                                                               800              800
Medtronic Inc. 2.72% due 4/22/2005(2)                                                                           800              799
IBM Capital Inc. 2.75% due 4/22/2005(2)                                                                         600              599

TOTAL SHORT-TERM SECURITIES (COST: $14,385,000)                                                                               14,385


TOTAL INVESTMENT SECURITIES (COST: $67,983,000)                                                                               73,675
OTHER ASSETS LESS LIABILITIES                                                                                                      3

NET ASSETS                                                                                                                   $73,678


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $8,293,000, which represented 11.26% of the net assets of the fund.

ADR = American Depositary Receipts


Federal income tax information                            (dollars in thousands)
Gross unrealized appreciation on investment securities                  $ 7,607
Gross unrealized depreciation on investment securities                   (2,065)
Net unrealized appreciation on investment securities                       5,542
Cost of investment securities for federal income tax purposes             68,133




GLOBAL GROWTH FUND
INVESTMENT PORTFOLIO



March 31, 2005                                                                                                             unaudited

                                                                                                                        Market value
Common stocks -- 84.14%                                                                                      Shares            (000)

FINANCIALS -- 12.35%
Societe Generale                                                                                            402,400        $  41,805
Kookmin Bank                                                                                                684,710           30,593
UFJ Holdings, Inc.(1)                                                                                         5,613           29,537
HSBC Holdings PLC (United Kingdom)                                                                        1,715,648           27,109
Banco Santander Central Hispano, SA                                                                       1,333,200           16,227
Erste Bank der oesterreichischen Sparkassen AG                                                              238,800           12,490
Mizuho Financial Group, Inc.                                                                                  2,350           11,116
Bayerische Hypo- und Vereinsbank AG(1)                                                                      435,000           10,640
Westpac Banking Corp.                                                                                       660,449            9,718
American International Group, Inc.                                                                          175,000            9,697
Shanghai Forte Land Co., Ltd., Class H                                                                   26,388,000            7,866
J.P. Morgan Chase & Co.                                                                                     200,000            6,920
Citigroup Inc.                                                                                              150,000            6,741
ING Groep NV                                                                                                215,172            6,498
Shinhan Financial Group Co., Ltd.                                                                           202,000            5,413
Westfield Group                                                                                             400,000            5,007
Westfield Group(1)                                                                                           12,507              156
Allianz AG                                                                                                   39,000            4,952
Bank of Nova Scotia                                                                                         140,000            4,579
Marsh & McLennan Companies, Inc.                                                                            150,000            4,563
Mitsui Sumitomo Insurance Co., Ltd.                                                                         350,000            3,210
Royal Bank of Canada                                                                                         50,000            3,042
Capital One Financial Corp.                                                                                  38,000            2,841
                                                                                                                             260,720

CONSUMER DISCRETIONARY -- 12.27%
Time Warner Inc.(1)                                                                                       1,717,000           30,133
News Corp. Inc. Class A                                                                                   1,291,757           21,857
News Corp. Inc. Class B                                                                                     427,507            7,529
Toyota Motor Corp.                                                                                          710,000           26,431
Michaels Stores, Inc.                                                                                       390,000           14,157
Clear Channel Communications, Inc.                                                                          380,000           13,099
Target Corp.                                                                                                260,000           13,005
Starbucks Corp.(1)                                                                                          220,000           11,365
Lowe's Companies, Inc.                                                                                      190,000           10,847
Grupo Televisa, SA, ordinary participation certificates (ADR)                                               165,000            9,702
Limited Brands, Inc.                                                                                        370,000            8,991
Honda Motor Co., Ltd.                                                                                       175,000            8,768
Esprit Holdings Ltd.                                                                                      1,250,000            8,534
Bayerische Motoren Werke AG                                                                                 160,000            7,269
Kingfisher PLC                                                                                            1,299,422            7,083
Carnival Corp., units                                                                                       133,000            6,891
Kesa Electricals PLC                                                                                      1,020,000            5,820
Suzuki Motor Corp.                                                                                          313,000            5,601
Renault SA                                                                                                   60,450            5,399
Mediaset SpA                                                                                                375,000            5,396
Cie. Financiere Richemont AG, units, Class A                                                                160,900            5,051
Dixons Group PLC                                                                                          1,691,929            4,879
Hyundai Motor Co.                                                                                            76,000            4,118
eBay Inc.(1)                                                                                                101,600            3,786
Viacom Inc., Class B, nonvoting                                                                              75,000            2,612
Reuters Group PLC                                                                                           320,000            2,465
FAST RETAILING CO., LTD.                                                                                     40,000            2,422
Univision Communications Inc., Class A(1)                                                                    70,000            1,938
Thomson Corp.                                                                                                40,000            1,342
IAC/InterActiveCorp(1)                                                                                       60,000            1,336
SET Satellite (Singapore) Pte. Ltd.(1,2,3)                                                                  155,973              637
SET India Ltd.(1,2,3)                                                                                         6,400              328
Liberty Media Corp., Class A(1)                                                                              25,000              259
KirchMedia GmbH & Co. KGaA, nonvoting(1,2,3)                                                                 42,000               --
                                                                                                                             259,050

INFORMATION TECHNOLOGY -- 11.78%
Samsung Electronics Co., Ltd.                                                                                54,873           27,139
Taiwan Semiconductor Manufacturing Co. Ltd.                                                              12,308,463           20,147
Rohm Co., Ltd.                                                                                              192,000           18,541
Texas Instruments Inc.                                                                                      703,500           17,932
Murata Manufacturing Co., Ltd.                                                                              312,000           16,738
AU Optronics Corp.                                                                                       10,950,000           16,044
Microsoft Corp.                                                                                             622,000           15,034
Xilinx, Inc.                                                                                                440,000           12,861
Applied Materials, Inc.(1)                                                                                  700,000           11,375
Fujitsu Ltd.                                                                                              1,810,000           10,876
ASML Holding NV (New York registered)(1)                                                                    471,800            7,912
ASML Holding NV(1)                                                                                          125,000            2,111
Mediatek Incorporation                                                                                    1,308,199            9,314
Compuware Corp.(1)                                                                                        1,000,000            7,200
Molex Inc.                                                                                                  270,000            7,117
Altera Corp.(1)                                                                                             300,000            5,934
Micron Technology, Inc.(1)                                                                                  545,000            5,635
Hon Hai Precision Industry Co., Ltd.                                                                      1,256,979            5,593
Canon, Inc.                                                                                                 103,000            5,526
Venture Corp. Ltd.                                                                                          680,000            5,479
QUALCOMM Inc.(1)                                                                                            120,000            4,398
Semiconductor Manufacturing International Corp. (ADR)(1)                                                    350,000            3,413
Tokyo Electron Ltd.                                                                                          50,000            2,851
Cisco Systems, Inc.(1)                                                                                      151,500            2,710
Samsung SDI Co., Ltd.                                                                                        24,090            2,480
Samsung Electro-Mechanics Co., Ltd.                                                                          88,480            2,188
Sabre Holdings Corp., Class A                                                                               100,000            2,188
                                                                                                                             248,736

TELECOMMUNICATION SERVICES -- 10.91%
Vodafone Group PLC                                                                                       11,520,000           30,555
Vodafone Group PLC (ADR)                                                                                    375,000            9,960
Telekom Austria AG                                                                                        2,047,100           40,067
Telefonica, SA                                                                                            2,122,771           36,981
Royal KPN NV                                                                                              3,767,830           33,699
KDDI Corp.                                                                                                    3,760           18,628
France Telecom, SA                                                                                          385,000           11,528
O2 PLC(1)                                                                                                 4,672,400           10,518
Belgacom SA(1)                                                                                              227,500            9,407
America Movil SA de CV, Series L (ADR)                                                                      175,500            9,056
Swisscom AG                                                                                                  22,200            8,138
Deutsche Telekom AG(1)                                                                                      300,000            5,988
Telecom Italia SpA, nonvoting                                                                             1,120,000            3,503
Telefonos de Mexico, SA de CV, Class L (ADR)                                                                 70,000            2,417
                                                                                                                             230,445

HEALTH CARE -- 7.47%
AstraZeneca PLC (United Kingdom)                                                                            443,960           17,483
AstraZeneca PLC (Sweden)                                                                                    222,405            8,797
AstraZeneca PLC (ADR)                                                                                         3,000              119
Novo Nordisk A/S, Class B                                                                                   344,900           19,218
Rhon-Klinikum AG                                                                                            165,512           10,491
Rhon-Klinikum AG, nonvoting preferred                                                                       108,400            6,751
Fresenius Medical Care AG, preferred                                                                        269,000           15,499
Shionogi & Co., Ltd.                                                                                        953,000           13,142
UCB NV                                                                                                      233,320           11,290
Synthes, Inc.                                                                                                95,000           10,562
Eli Lilly and Co.                                                                                           200,000           10,420
Sanofi-Aventis                                                                                              116,000            9,781
Forest Laboratories, Inc.(1)                                                                                194,800            7,198
Pfizer Inc                                                                                                  250,000            6,567
Chugai Pharmaceutical Co., Ltd.                                                                             333,000            5,117
H. Lundbeck A/S                                                                                             110,400            2,682
Smith & Nephew PLC                                                                                          205,000            1,925
Elan Corp., PLC (ADR)(1)                                                                                    175,000              567
                                                                                                                             157,609

ENERGY -- 7.24%
"Shell" Transport and Trading Co., PLC                                                                    2,000,000           17,934
"Shell" Transport and Trading Co., PLC (ADR)                                                                150,000            8,154
Reliance Industries Ltd.                                                                                  1,710,500           21,413
Husky Energy Inc.                                                                                           675,000           20,282
Norsk Hydro ASA                                                                                             236,000           19,470
ENI SpA                                                                                                     510,000           13,248
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                              276,000           12,194
Canadian Natural Resources, Ltd.                                                                            210,000           11,873
Schlumberger Ltd.                                                                                           165,000           11,629
Imperial Oil Ltd.                                                                                            76,776            5,846
Baker Hughes Inc.                                                                                           125,000            5,561
Noble Corp.(1)                                                                                               95,000            5,340
                                                                                                                             152,944

INDUSTRIALS -- 5.52%
Tyco International Ltd.                                                                                     985,000           33,293
General Electric Co.                                                                                        644,155           23,228
United Parcel Service, Inc., Class B                                                                        175,000           12,729
Siemens AG                                                                                                  138,000           10,920
3M Co.                                                                                                      117,500           10,069
FANUC LTD                                                                                                   141,600            8,865
Asahi Glass Co., Ltd.                                                                                       760,000            8,013
Ryanair Holdings PLC (ADR)(1)                                                                               172,896            7,568
Adecco SA                                                                                                    34,500            1,895
                                                                                                                             116,580

CONSUMER STAPLES -- 5.27%
Nestle SA                                                                                                    66,900           18,302
Avon Products, Inc.                                                                                         255,800           10,984
METRO AG                                                                                                    160,000            8,588
PepsiCo, Inc.                                                                                               155,000            8,219
Altria Group, Inc.                                                                                          125,000            8,174
Groupe Danone                                                                                                65,000            6,466
Cia. de Bebidas das Americas -- AmBev, preferred nominative (ADR)                                           220,000            6,356
Anheuser-Busch Companies, Inc.                                                                              125,000            5,924
Heineken NV                                                                                                 158,781            5,501
Procter & Gamble Co.                                                                                         96,000            5,088
Kraft Foods Inc., Class A                                                                                   140,000            4,627
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                          1,540,000            4,620
Unilever PLC                                                                                                422,317            4,170
Unilever NV                                                                                                  60,000            4,083
Woolworths Ltd.                                                                                             301,040            3,736
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                                100,000            3,510
Nestle India Ltd.                                                                                           192,832            2,821
                                                                                                                             111,169

MATERIALS -- 4.19%
Nitto Denko Corp.                                                                                           386,400           20,261
Ivanhoe Mines Ltd.(1)                                                                                     2,475,000           18,627
Placer Dome Inc.                                                                                            750,000           12,133
Dow Chemical Co.                                                                                            200,000            9,970
Akzo Nobel NV                                                                                               183,000            8,354
Holcim Ltd.                                                                                                  80,000            4,919
BASF AG                                                                                                      57,000            4,041
Formosa Plastics Corp.                                                                                    2,000,000            3,592
AngloGold Ashanti Ltd.                                                                                       60,000            2,081
Weyerhaeuser Co.                                                                                             25,000            1,713
L'Air Liquide                                                                                                 7,700            1,416
Valspar Corp.                                                                                                30,000            1,396
                                                                                                                              88,503

UTILITIES -- 2.34%
Veolia Environnement                                                                                        545,771           19,355
Scottish Power PLC                                                                                        1,876,000           14,485
E.ON AG                                                                                                     100,000            8,579
National Grid Transco PLC                                                                                   760,000            7,034
                                                                                                                              49,453

MISCELLANEOUS -- 4.80%
Other common stocks in initial period of acquisition                                                                         101,358


TOTAL COMMON STOCKS (COST: $1,481,267,000)                                                                                 1,776,567


                                                                                                   Principal amount     Market value
Short-term securities -- 15.33%                                                                               (000)            (000)

KfW International Finance Inc. 2.60% due 4/13/2005(2)                                                       $36,900     $     36,865
Mont Blanc Capital Corp. 2.75%-2.78% due 4/15-4/18/2005(2)                                                   34,600           34,554
Sheffield Receivables Corp. 2.67% due 4/7/2005(2)                                                            21,520           21,509
Barclays US Funding Corp. 2.70% due 4/22/2005                                                                 7,500            7,488
Old Line Funding, LLC 2.68% due 4/20/2005(2)                                                                 15,300           15,277
Thunder Bay Funding, LLC 2.70% due 4/21/2005(2)                                                              13,100           13,079
Societe Generale North America Inc. 2.61% due 4/6/2005                                                       20,000           19,991
Barton Capital Corp. 2.62% due 4/7/2005(2)                                                                    7,900            7,896
BMW US Capital LLC 2.60%-2.68% due 4/19-5/3/2005(2)                                                          24,100           24,049
Statoil ASA 2.75%-2.77% due 4/13-4/21/2005(2)                                                                20,500           20,472
Allied Irish Banks N.A. Inc. 2.70%-2.78% due 4/28-5/5/2005(2)                                                19,800           19,753
DaimlerChrysler Revolving Auto Conduit LLC II 2.60%-2.675% due 4/1-4/11/2005                                 16,806           16,797
Federal Home Loan Bank 2.79% due 5/18/2005                                                                   12,800           12,755
Westpac Trust Securities NZ Ltd. 2.77% due 4/27/2005                                                         12,000           11,975
American Honda Finance Corp. 2.64% due 4/20/2005                                                             11,300           11,284
ANZ (Delaware) Inc. 2.61% due 4/15/2005                                                                      11,000           10,988
Danske Corp., Series A, 2.65%-2.77% due 4/8-4/28/2005                                                        10,100           10,089
Amsterdam Funding Corp. 2.78% due 4/19/2005(2)                                                               10,000            9,985
Dexia Delaware LLC 2.69% due 4/25/2005                                                                        9,400            9,383
Bank of Ireland 2.59% due 4/8/2005(2)                                                                         3,900            3,898
CAFCO, LLC 2.98% due 6/10/2005(2)                                                                             3,200            3,181
Shell Finance (U.K.) PLC 2.53% due 4/1/2005                                                                   2,300            2,300

TOTAL SHORT-TERM SECURITIES (COST: $323,563,000)                                                                             323,568


TOTAL INVESTMENT SECURITIES (COST: $1,804,830,000)                                                                         2,100,135
OTHER ASSETS LESS LIABILITIES                                                                                                 11,273

NET ASSETS                                                                                                                $2,111,408


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $211,483,000, which represented 10.02% of the net assets of the fund.

(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts


Federal income tax information                                             (dollars in thousands)

Gross unrealized appreciation on investment securities                                $   345,771
Gross unrealized depreciation on investment securities                                   (51,095)
Net unrealized appreciation on investment securities                                      294,676
Cost of investment securities for federal income tax purposes                           1,805,459





GLOBAL SMALL CAPITALIZATION FUND
INVESTMENT PORTFOLIO



March 31, 2005                                                                                                             unaudited

                                                                                                                        Market value
Common stocks -- 91.37%                                                                                      Shares            (000)

CONSUMER DISCRETIONARY -- 20.14%
Lions Gate Entertainment Corp. (USD denominated)(1)                                                       1,100,000          $12,155
Lions Gate Entertainment Corp.(1)                                                                           940,706           10,425
Kumho Industrial Co., Ltd.                                                                                1,500,000           22,463
Pantaloon Retail (India) Ltd.(2)                                                                          1,057,300           18,732
Orient-Express Hotels Ltd., Class A                                                                         534,000           13,937
Schibsted ASA                                                                                               491,000           12,896
Unibet Group PLC (SDR)(1)                                                                                   120,000           10,800
Alma Media Oyj, Series 2(1)                                                                                 632,500           10,420
Alma Media Oyj, Series 1(1)                                                                                   6,000              114
Sonic Corp.(1)                                                                                              292,500            9,769
CarMax, Inc.(1)                                                                                             310,000            9,765
GSI Commerce, Inc.(1)                                                                                       634,650            8,587
Vail Resorts, Inc.(1)                                                                                       300,000            7,575
Fourlis(1)                                                                                                  860,000            7,023
SBS Broadcasting SA(1)                                                                                      150,000            6,699
Spark Networks PLC (GDR)(1)                                                                                 396,420            4,162
Spark Networks PLC(1,3,4)                                                                                   258,580            2,443
Aristocrat Leisure Ltd.                                                                                     817,194            6,432
Cedar Fair, L.P.                                                                                            200,000            6,294
Central European Media Enterprises Ltd., Class A(1)                                                         110,000            5,441
Clear Media Ltd.(1)                                                                                       6,000,000            5,270
J D Wetherspoon PLC                                                                                       1,050,000            5,109
Pinnacle Entertainment, Inc.(1)                                                                             300,000            5,010
Photo-Me International PLC                                                                                2,400,000            4,791
Children's Place Retail Stores, Inc.(1)                                                                     100,000            4,775
Reins International Inc.                                                                                        880            4,729
Kuoni Reisen Holding AG, Class B                                                                             10,250            4,533
Paddy Power PLC                                                                                             264,200            4,520
Sharper Image Corp.(1)                                                                                      250,000            4,152
Ameristar Casinos, Inc.                                                                                      75,000            4,101
Korea Kumho Petrochemical Co., Ltd.                                                                         200,000            3,961
BEC World PCL                                                                                            10,500,000            3,947
Greene King PLC                                                                                             160,000            3,924
Sanctuary Group PLC                                                                                       4,978,000            3,853
Restaurant Group PLC                                                                                      1,450,000            3,613
Salem Communications Corp., Class A(1)                                                                      175,000            3,605
Culture Convenience Club Co., Ltd.                                                                          215,000            3,410
Zale Corp.(1)                                                                                               100,000            2,972
Astral Media Inc., Class A                                                                                  100,000            2,805
Nitori Co., Ltd.                                                                                             40,000            2,583
Bloomsbury Publishing PLC                                                                                   400,000            2,522
Phoenix Satellite Television Holdings Ltd.(1)                                                            12,775,000            2,490
Stanley Leisure PLC                                                                                         305,000            2,424
Columbia Sportswear Co.(1)                                                                                   45,000            2,395
CKE Restaurants, Inc.(1)                                                                                    150,000            2,377
Denny's Corp.(1)                                                                                            500,000            2,375
Gigas K's Denki Corp.                                                                                        90,000            2,322
Hyatt Regency SA                                                                                            190,000            2,251
GEOX SpA(1)                                                                                                 257,000            2,235
O'Charley's Inc.(1)                                                                                         100,000            2,174
BKN International AG(1)                                                                                     219,657            1,765
BKN International AG(1,3)                                                                                    47,010              378
Nishimatsuya Chain Co., Ltd.                                                                                 72,000            2,049
Next Media Ltd.(1)                                                                                        4,534,000            1,933
Warehouse Group Ltd.                                                                                        655,000            1,854
Restoration Hardware, Inc.(1)                                                                               319,051            1,819
Submarino SA, ordinary nominative(1)                                                                        120,000              971
Submarino SA, ordinary nominative (GDR)(1,3,4)                                                               38,000              615
Cheil Industries Inc.                                                                                        95,000            1,544
California Pizza Kitchen, Inc.(1)                                                                            57,500            1,348
Corus Entertainment Inc., Class B, nonvoting                                                                 50,000            1,210
Blyth, Inc.                                                                                                  35,000            1,114
Cheng Shin Rubber (Xiamen) Ind., Ltd.                                                                       849,360            1,024
Nien Hsing Textile Co., Ltd.                                                                              1,059,000              956
Munchener Ruckversicherungs-Gesellschaft AG(1)                                                               46,000              923
Zhejiang Glass Co. Ltd., Class H                                                                          2,788,600              787
Toei Animation Co., Ltd.                                                                                     20,000              773
Build-A-Bear Workshop, Inc.(1)                                                                               21,500              659
Rational AG                                                                                                   5,500              615
                                                                                                                             313,697

INFORMATION TECHNOLOGY -- 19.37%
Ask Jeeves, Inc.(1)                                                                                       1,067,971           29,989
Kingboard Chemical Holdings Ltd.                                                                          9,616,000           28,728
CNET Networks, Inc.(1)                                                                                    2,775,000           26,196
Mentor Graphics Corp.(1)                                                                                  1,155,000           15,823
Integrated Circuit Systems, Inc.(1)                                                                         800,000           15,296
Semtech Corp.(1)                                                                                            850,000           15,189
O2Micro International Ltd.(1)                                                                             1,145,000           11,782
Jahwa Electronics Co., Ltd.(2)                                                                            1,039,000           10,195
NHN Corp.(1)                                                                                                111,000            9,689
Intersil Corp., Class A                                                                                     550,443            9,534
ACTIVISION, Inc.(1)                                                                                         600,000            8,880
Sohu.com Inc.(1)                                                                                            500,000            8,790
Dolby Laboratories, Inc.(1)                                                                                 350,700            8,241
Power Integrations, Inc.(1)                                                                                 375,000            7,834
PDF Solutions, Inc.(1)                                                                                      420,000            5,880
GOME Electrical Appliances Holding Ltd.(1)                                                                5,068,000            5,426
lastminute.com PLC(1)                                                                                     2,290,000            5,015
BOWE SYSTEC AG                                                                                               74,800            4,441
National Instruments Corp.                                                                                  162,750            4,402
Faraday Technology Corp.                                                                                  2,262,288            4,386
Cymer, Inc.(1)                                                                                              150,000            4,015
Moser Baer India Ltd.                                                                                       820,000            3,935
Leitch Technology Corp.(1)                                                                                  586,000            3,931
Brocade Communications Systems, Inc.(1)                                                                     600,000            3,552
Vanguard International Semiconductor Corp.(1)                                                             4,423,064            3,332
Creo Inc.(1)                                                                                                200,000            3,212
Brooks Automation, Inc.(1)                                                                                  200,000            3,036
YOU EAL Electronics Co., Ltd.                                                                                86,000            2,288
Citizen Electronics Co., Ltd.                                                                                45,000            2,200
Taiflex Scientific Co., Ltd.                                                                              1,499,368            2,168
Aspen Technology, Inc.(1)                                                                                   370,000            2,102
Venture Corp. Ltd.                                                                                          258,000            2,079
Manhattan Associates, Inc.(1)                                                                               100,000            2,037
Advanced Energy Industries, Inc.(1)                                                                         200,000            1,934
King Yuan Electronics Co., Ltd.                                                                           2,573,520            1,906
E.piphany, Inc.(1)                                                                                          475,000            1,686
Kakaku.com, Inc.                                                                                                200            1,676
Littelfuse, Inc.(1)                                                                                          53,400            1,530
Ichia Technologies, Inc.                                                                                  1,139,460            1,525
Rotork PLC                                                                                                  167,340            1,472
Pinnacle Systems, Inc.(1)                                                                                   256,650            1,435
Optimax Technology Corp.                                                                                    500,000            1,408
Interflex Co., Ltd.                                                                                          82,000            1,381
SkillSoft PLC (ADR)(1)                                                                                      365,700            1,346
SPSS Inc.(1)                                                                                                 76,400            1,329
iVillage Inc.(1)                                                                                            200,000            1,218
MatrixOne, Inc.(1)                                                                                          250,000            1,192
Intermix Media, Inc.(1)                                                                                     152,100            1,118
Agile Software Corp.(1)                                                                                     150,000            1,092
Knot, Inc.(1,3)                                                                                             100,000              720
Knot, Inc.(1)                                                                                                25,000              180
KEC Corp.                                                                                                    45,070              877
Anoto Group AB(1)                                                                                           536,453              846
Renishaw PLC                                                                                                 53,288              737
GSI Lumonics Inc.(1)                                                                                         72,800              658
Hana Microelectronics PCL                                                                                 1,150,000              650
Infoteria Corp.(1,3,4)                                                                                          128               36
VIA Technologies, Inc.(1)                                                                                     5,814                3
                                                                                                                             301,558

INDUSTRIALS -- 13.34%
Hyundai Mipo Dockyard Co., Ltd.                                                                             294,000           16,510
Laureate Education, Inc.(1)                                                                                 310,000           13,265
Hudson Highland Group, Inc.(1)                                                                              700,000           11,963
Korea Development Corp.(2)                                                                                  600,000           11,882
Downer EDI Ltd.                                                                                           2,664,399           10,733
LG Engineering & Construction Co., Ltd.                                                                     350,000            9,655
Daelim Industrial Co., Ltd.                                                                                 170,110            9,017
Shipbuilding Co., Ltd.                                                                                      380,000            8,742
Koninklijke BAM Groep NV                                                                                    143,000            8,434
ALL -- America Latina Logistica, preferred nominative                                                        810,000           4,443
ALL -- America Latina Logistica, units(1)                                                                    125,000           3,440
Heijmans NV                                                                                                 179,500            7,373
International Container Terminal Services, Inc.(1)                                                       47,285,000            6,479
MSC Industrial Direct Co., Inc., Class A                                                                    205,000            6,265
Corrections Corporation of America(1)                                                                       140,000            5,404
Samsung Engineering Co., Ltd.                                                                               597,550            4,939
Container Corp. of India Ltd.                                                                               240,763            4,418
LG Cable Ltd.                                                                                               174,970            4,258
Aboitiz Equity Ventures                                                                                  48,700,000            4,048
Zhejiang Expressway Co. Ltd., Class H                                                                     5,500,000            3,879
Royal Boskalis Westminster NV                                                                                98,500            3,856
Krones AG                                                                                                    31,000            3,737
KCI Konecranes International Corp.                                                                           85,000            3,510
Anhui Expressway Co. Ltd., Class H(1)                                                                     5,000,000            2,853
LS Industrial Systems Co., Ltd.                                                                             150,000            2,682
Uponor Oyj                                                                                                  120,000            2,520
United Stationers Inc.(1)                                                                                    55,000            2,489
Hi-P International Ltd.                                                                                   2,607,000            2,416
Hughes Supply, Inc.                                                                                          80,000            2,380
Hagemeyer NV(1)                                                                                             900,000            2,286
Noritz Corp.                                                                                                125,000            2,144
Moatech Co., Ltd.                                                                                           304,000            2,076
Permasteelisa SpA                                                                                           120,000            2,038
Federal Signal Corp.                                                                                        116,500            1,767
SembCorp Logistics Ltd.                                                                                   1,769,000            1,747
Masonite International Corp.(1)                                                                              50,000            1,743
Taeyoung Corp.                                                                                               40,000            1,616
Lincoln Electric Holdings, Inc.                                                                              50,000            1,504
Geberit AG                                                                                                    2,050            1,501
Steelcase Inc.                                                                                              101,000            1,394
Northgate PLC                                                                                                80,000            1,355
ZENON Environmental Inc.(1)                                                                                  75,000            1,302
Singapore Post Private Ltd.                                                                               2,200,000            1,140
Techem AG(1)                                                                                                 22,215              970
Kaulin Manufacturing Co. Ltd.                                                                               607,200              630
SIRVA, Inc.(1)                                                                                               79,400              565
Ultraframe PLC                                                                                              350,000              387
                                                                                                                             207,755

FINANCIALS -- 9.06%
NETeller PLC(1)                                                                                           2,675,000           31,006
UTI Bank Ltd.                                                                                             2,830,000           15,415
Kotak Mahindra Bank Ltd.                                                                                  1,400,000           10,895
Converium Holding AG                                                                                        990,000            9,311
ICICI Bank Ltd.                                                                                             934,200            8,412
ICICI Bank Ltd. (ADR)                                                                                         4,000               83
Sumitomo Real Estate Sales Co., Ltd.                                                                        155,000            8,084
First Regional Bancorp(1,3)                                                                                 100,800            6,349
Aareal Bank AG                                                                                              170,000            5,994
Pusan Bank                                                                                                  575,000            4,555
Capital Lease Funding, Inc.                                                                                 410,000            4,530
LG Insurance Co., Ltd.                                                                                      646,390            4,197
HDFC Bank Ltd.                                                                                              326,300            4,076
Hellenic Exchanges SA(1)                                                                                    362,747            3,987
United Mizrahi Bank Ltd.                                                                                    840,000            3,926
Dongbu Insurance Co., Ltd.                                                                                  460,000            3,761
Central Pattana PCL                                                                                      15,740,500            3,501
United Bankshares, Inc.                                                                                     105,000            3,480
Ascendas Real Estate Investment Trust                                                                     1,672,000            1,904
Ascendas Real Estate Investment Trust(1)                                                                    172,000              196
Golden Land Property Development PLC, nonvoting depositary receipt(1)                                     9,600,000            2,050
Siam City Bank PCL, nonvoting depositary receipt                                                          2,031,800            1,299
Siam City Bank PCL                                                                                        1,118,200              715
Federal Agricultural Mortgage Corp., Class C                                                                 75,000            1,312
Saxon Capital, Inc.                                                                                          50,000              860
PT Bank Rakyat Indonesia                                                                                  2,793,700              841
Alabama National BanCorporation                                                                               5,500              340
                                                                                                                             141,079

ENERGY -- 8.66%
Regal Petroleum PLC(1)                                                                                    2,463,000           20,278
Quicksilver Resources Inc.(1)                                                                               363,700           17,723
TODCO, Class A(1)                                                                                           685,000           17,700
First Calgary Petroleums Ltd.(1)                                                                          1,135,000           15,864
Spinnaker Exploration Co.(1)                                                                                275,000            9,771
OPTI Canada Inc.(1)                                                                                         447,350            9,694
Helmerich & Payne, Inc.                                                                                     175,000            6,946
Hydril Co.(1)                                                                                               115,000            6,717
CARBO Ceramics Inc.                                                                                          90,000            6,314
Patina Oil & Gas Corp.                                                                                      150,000            6,000
Southwestern Energy Co.(1)                                                                                   77,000            4,371
Bankers Petroleum Ltd.(1,3,4)                                                                             3,000,000            3,627
China Oilfield Services Ltd., Class H                                                                     9,099,900            3,150
Equator Exploration Ltd.(1)                                                                               2,000,000            2,888
WorleyParsons Ltd.                                                                                          375,000            1,977
Harvest Natural Resources, Inc.(1)                                                                          150,000            1,784
                                                                                                                             134,804

MATERIALS -- 6.56%
Hanwha Chemical Corp.                                                                                       948,000           12,515
Dongkuk Steel Mill Co., Ltd.                                                                                517,998            9,799
Kirkland Lake Gold Inc.(1)                                                                                2,081,000            8,055
Energem Resources Inc.(1)                                                                                 2,630,000            8,026
First Quantum Minerals Ltd.(1)                                                                              392,200            7,302
Cleveland-Cliffs Inc.                                                                                       100,000            7,287
Kenmare Resources PLC(1)                                                                                 15,212,000            6,964
Sierra Leone Diamond Co. Ltd.(1)                                                                          4,000,000            4,304
Oriel Resources PLC(1)                                                                                    5,052,000            4,149
Hanil Cement Co., Ltd.                                                                                       57,200            3,415
European Goldfields Ltd.(1)                                                                               1,650,000            3,364
Adastra Minerals Inc.(1)                                                                                  1,250,000            1,913
Adastra Minerals Inc.(1,3)                                                                                  875,000            1,339
INI Steel Co.                                                                                               165,000            2,650
Sino-Forest Corp., Class A(1)                                                                               895,000            2,643
Singamas Container Holdings Ltd.                                                                          2,780,000            2,424
Aricom PLC(1)                                                                                             4,000,000            2,218
Yanzhou Coal Mining Co. Ltd., Class H                                                                     1,500,000            2,039
Northern Orion Resources Inc.(1,3)                                                                          666,600            1,935
Banpu PCL                                                                                                   459,500            1,903
Uruguay Mineral Exploration Inc.(1)                                                                         400,000            1,737
Caspian Energy Inc.(1)                                                                                    1,000,000            1,580
M-real Oyj, Class B                                                                                         257,000            1,519
Chung Hwa Pulp Corp.                                                                                      3,291,000            1,449
Gabriel Resources Ltd.(1)                                                                                   600,000              893
Sungshin Cement Co., Ltd.                                                                                    38,150              737
Thistle Mining Inc., (GBP denominated)(1)                                                                 2,100,000               56
Thistle Mining Inc.(1,4)                                                                                  3,660,000               11
                                                                                                                             102,226


HEALTH CARE -- 5.19%
Advanced Medical Optics, Inc.(1)                                                                            405,000     $     14,665
Alfresa Holdings Corp.                                                                                      200,000            8,266
CTI Molecular Imaging, Inc.(1)                                                                              360,000            7,297
Amylin Pharmaceuticals, Inc.(1)                                                                             386,203            6,755
Integrated Distribution Services Group Ltd.(1)                                                           10,732,000            6,089
Cochlear Ltd.                                                                                               215,700            5,470
Ondine Biopharma Corp.(1,2,3)                                                                             1,660,000            3,981
Ondine Biopharma Corp.(1,2)                                                                                 400,000              959
HealthExtras, Inc.(1)                                                                                       270,000            4,495
Shamir Optical Industry Ltd.(1)                                                                             225,000            3,476
Tecan Group Ltd., Mannedorf                                                                                 125,855            3,377
Wilson Greatbatch Technologies, Inc.(1)                                                                     185,000            3,374
Sonic Healthcare Ltd.                                                                                       360,000            3,354
Toho Pharmaceutical Co., Ltd.                                                                               220,000            2,531
OSI Pharmaceuticals, Inc.(1)                                                                                 60,000            2,480
Eyetech Pharmaceuticals, Inc(1)                                                                              60,000            1,650
Golden Meditech Co. Ltd.                                                                                  5,600,000            1,163
Lumenis Ltd.(1)                                                                                             300,000              714
TriPath Imaging, Inc.(1)                                                                                     94,836              668
                                                                                                                              80,764

CONSUMER STAPLES -- 1.90%
Efes Breweries International NV (GDR)(1,3)                                                                  250,000            7,575
IAWS Group PLC                                                                                              440,000            6,656
Mandom Corp.                                                                                                140,500            3,821
CP Seven Eleven PCL                                                                                       2,358,000            3,437
Cawachi Ltd.                                                                                                 62,000            2,632
Nutreco Holding NV                                                                                           72,400            2,429
China Mengniu Dairy Co.(1)                                                                                2,987,000            2,030
Natura Cosmeticos SA                                                                                         36,000              978
                                                                                                                              29,558

TELECOMMUNICATION SERVICES -- 1.47%
TIM Participacoes SA, preferred nominative (ADR)                                                          1,055,220           15,839
LG Telecom Ltd.(1)                                                                                        1,100,000            4,324
Unwired Group Ltd.(1,3)                                                                                   4,433,334            1,988
Unwired Group Ltd.(1)                                                                                     1,639,000              735
                                                                                                                              22,886

UTILITIES -- 0.87%
Xinao Gas Holdings Ltd.(1)                                                                               11,855,000            6,384
Reliance Energy Ltd.                                                                                        207,300            2,518
E1 Corp.                                                                                                     66,410            2,081
Tata Power Co. Ltd.                                                                                         178,953            1,471
Electricity Generating PCL, nonvoting depositary receipt                                                    550,000            1,041
                                                                                                                              13,495

MISCELLANEOUS -- 4.81%
Other common stocks in initial period of acquisition                                                                          74,951


TOTAL COMMON STOCKS (COST: $1,097,010,000)                                                                                 1,422,773


                                                                                                                           unaudited

                                                                                                                        Market value
Rights & warrants -- 0.24%                                                                                   Shares            (000)

MATERIALS -- 0.15%
Energem Resources Inc., warrants, expire 2005(1,4)                                                        1,195,000     $      1,387
Energem Resources Inc., warrants, expire 2007(1,3,4)                                                        240,000              326
Northern Orion Resources Inc., warrants, expires 2008(1,3)                                                  333,000              455
Kenmare Resources PLC, warrants, expire 2009(1)                                                             525,000               98
Thistle Mining Inc., warrants, expire 2009(1,3,4)                                                         1,830,000               --
Namibian Minerals Corp., warrants, expire 2006(1,4)                                                         950,000               --
                                                                                                                               2,266

ENERGY -- 0.06%
Oilexco Inc., warrants, expire 2008(1,3,4)                                                                  725,000              938


INFORMATION TECHNOLOGY -- 0.03%
Kingboard Chemical Holdings Ltd., warrants, expire 2006(1)                                                  666,000              542


TOTAL RIGHTS & WARRANTS (COST: $87,000)                                                                                        3,746


Convertible securities -- 0.00%

INFORMATION TECHNOLOGY -- 0.00%
Socratic Technologies, Inc., Series A, convertible preferred(1,3,4)                                         125,000               --

TOTAL CONVERTIBLE SECURITIES (COST: $625,000)                                                                                     --


                                                                                                  Principal amount
Short-term securities -- 8.29%                                                                               (000)

DaimlerChrysler Revolving Auto Conduit LLC II 2.61% due 4/4/2005                                            $15,000           14,996
Statoil ASA 2.75%-2.77% due 4/13-4/21/2005(3)                                                                11,070           11,057
Thunder Bay Funding, LLC 2.70% due 4/21/2005(3)                                                               9,800            9,784
Alcon Capital Corp 2.63% due 4/12/2005(3)                                                                     8,800            8,792
CAFCO, LLC 2.98% due 6/10/2005(3)                                                                             8,700            8,649
Barclays U.S. Funding Corp. 2.70% due 4/22/2005                                                               8,100            8,087
Federal Home Loan Bank 2.79% due 5/18/2005                                                                    7,800            7,773
Shell Finance (U.K.) PLC 2.53% due 4/1/2005                                                                   7,700            7,699
BMW U.S. Capital Corp. 2.72% due 5/9/2005(3)                                                                  6,800            6,780
UBS Finance (Delaware) LLC 2.775% due 4/28/2005                                                               6,600            6,586
Mont Blanc Capital Corp. 2.72%-2.75% due 4/14-4/15/2005(3)                                                    6,500            6,493
U.S. Treasury Bills 2.602% due 5/12/2005                                                                      5,800            5,783
Danske Corp., Series A, 2.65% due 4/8/2005                                                                    5,400            5,397
Bank of Ireland 2.59% due 4/8/2005(3)                                                                         4,400            4,397
ANZ (Delaware) Inc. 2.61% due 4/15/2005                                                                       4,400            4,395
American Honda Finance Corp. 2.64% due 4/20/2005                                                              3,600            3,595
Allied Irish Banks N.A. Inc. 2.70% due 5/5/2005(3)                                                            3,600            3,591
Clipper Receivables Co., LLC 2.85% due 4/1/2005(3)                                                            3,100            3,100
Amsterdam Funding Corp. 2.77% due 4/26/2005(3)                                                                2,200            2,196

TOTAL SHORT-TERM SECURITIES (COST: $129,147,000)                                                                             129,150


TOTAL INVESTMENT SECURITIES (COST: $1,226,869,000)                                                                         1,555,669
OTHER ASSETS LESS LIABILITIES                                                                                                  1,521

NET ASSETS                                                                                                                $1,557,190



"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2005 appear below.




                                                                                                             Dividend         Market
                                          Beginning                                          Ending            income          value
Company                                      shares         Purchases       Sales            shares             (000)          (000)

Pantaloon Retail                          1,057,300               --           --          1,057,300           $   --        $18,732
Korea Development                           530,400           69,600           --            600,000               85         11,882
Jahwa Electronics                         1,039,000               --           --          1,039,000               67         10,195
Ondine Biopharma                          1,660,000               --           --          1,660,000               --          3,981
Ondine Biopharma                            400,000               --           --            400,000               --            959
Kirkland Lake Gold(5)                     2,081,000               --           --          2,081,000               --             --
                                                                                                                 $152        $45,749

(1)  Security did not produce income during the last 12 months.

(2) The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $97,544,000, which represented 6.26% of the net assets of the fund.

(4) Valued under fair value procedures adopted by authority of the Board of Trustees.

(5)  Unaffiliated at March 31, 2005.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts



Federal income tax information                                                  (dollars in thousands)

Gross unrealized appreciation on investment securities                                     $   376,248
Gross unrealized depreciation on investment securities                                        (67,347)
Net unrealized appreciation on investment securities                                           308,901
Cost of investment securities for federal income tax purposes                                1,246,768





GROWTH FUND
INVESTMENT PORTFOLIO



March 31, 2005                                                                                                             unaudited

                                                                                                                        Market value
Common stocks -- 91.57%                                                                                      Shares            (000)

INFORMATION TECHNOLOGY -- 19.22%
Google Inc., Class A(1)                                                                                   2,371,100         $428,007
Microsoft Corp.                                                                                          10,515,000          254,148
Texas Instruments Inc.                                                                                    8,526,000          217,328
Maxim Integrated Products, Inc.                                                                           3,955,000          161,641
Corning Inc.(1)                                                                                          13,700,000          152,481
Xilinx, Inc.                                                                                              5,115,000          149,511
Yahoo! Inc.(1)                                                                                            4,226,500          143,278
Taiwan Semiconductor Manufacturing Co. Ltd.                                                              74,914,553          122,623
First Data Corp.                                                                                          3,100,000          121,861
KLA-Tencor Corp.(1)                                                                                       2,580,000          118,706
Linear Technology Corp.                                                                                   2,895,000          110,907
Analog Devices, Inc.                                                                                      3,025,000          109,323
Applied Materials, Inc.(1)                                                                                5,755,000           93,519
Cisco Systems, Inc.(1)                                                                                    4,797,400           85,825
Compuware Corp.(1)                                                                                       11,635,000           83,772
Ask Jeeves, Inc.(1)                                                                                       2,426,950           68,149
Altera Corp.(1)                                                                                           3,250,000           64,285
Samsung Electronics Co., Ltd.                                                                               125,000           61,823
Microchip Technology Inc.                                                                                 2,150,000           55,921
Cadence Design Systems, Inc.(1)                                                                           3,085,200           46,124
VeriSign, Inc.(1)                                                                                         1,431,300           41,078
Intuit Inc.(1)                                                                                              924,200           40,452
Sabre Holdings Corp., Class A                                                                             1,760,126           38,512
Dell Inc.(1)                                                                                                950,000           36,499
SINA Corp.(1)                                                                                             1,150,000           35,719
AU Optronics Corp.                                                                                       23,868,000           34,972
Freescale Semiconductor, Inc., Class A(1)                                                                 2,000,000           33,900
QUALCOMM Inc.(1)                                                                                            800,000           29,320
Advanced Micro Devices, Inc.(1)                                                                           1,800,000           29,016
Mentor Graphics Corp.(1)                                                                                  1,850,000           25,345
Paychex, Inc.                                                                                               767,639           25,194
Fujitsu Ltd.                                                                                              4,180,000           25,116
Micron Technology, Inc.(1)                                                                                2,050,000           21,197
Flextronics International Ltd.(1)                                                                         1,560,000           18,782
Automatic Data Processing, Inc.                                                                             400,000           17,980
Ceridian Corp.(1)                                                                                         1,000,000           17,050
Solectron Corp.(1)                                                                                        4,700,000           16,309
Hon Hai Precision Industry Co., Ltd.                                                                      3,277,496           14,584
International Business Machines Corp.                                                                       145,000           13,250
Oracle Corp.(1)                                                                                             950,000           11,856
Murata Manufacturing Co., Ltd.                                                                              180,000            9,657
Hirose Electric Co., Ltd.                                                                                    75,000            7,662
Sanmina-SCI Corp.(1)                                                                                      1,430,000            7,465
Hewlett-Packard Co.                                                                                         284,625            6,245
Sun Microsystems, Inc.(1)                                                                                 1,500,000            6,060
Jabil Circuit, Inc.(1)                                                                                       60,000            1,711
VIA Technologies, Inc.(1)                                                                                    87,276               46
                                                                                                                           3,214,209

CONSUMER DISCRETIONARY -- 19.09%
Time Warner Inc.(1)                                                                                      20,803,975          365,110
IAC/InterActiveCorp(1)                                                                                   14,293,800          318,323
Carnival Corp., units                                                                                     5,332,100          276,256
Target Corp.                                                                                              5,490,000          274,610
News Corp. Inc.                                                                                          14,049,000          237,709
Lowe's Companies, Inc.                                                                                    3,655,500          208,692
Liberty Media Corp., Class A(1)                                                                          14,670,000          152,128
Michaels Stores, Inc.                                                                                     4,070,000          147,741
UnitedGlobalCom, Inc., Class A(1)                                                                        15,000,000          141,900
Harrah's Entertainment, Inc.                                                                              1,964,900          126,893
Starbucks Corp.(1)                                                                                        2,330,000          120,368
Comcast Corp., Class A(1)                                                                                 2,268,615           76,634
Comcast Corp., Class A, special nonvoting stock(1)                                                        1,240,000           41,416
Clear Channel Communications, Inc.                                                                        2,962,500          102,117
Applebee's International, Inc.                                                                            3,107,000           85,629
Best Buy Co., Inc.                                                                                        1,140,400           61,593
Yamada Denki Co., Ltd.                                                                                    1,170,000           61,349
Ross Stores, Inc.                                                                                         2,075,000           60,465
Kohl's Corp.(1)                                                                                             965,000           49,823
Magna International Inc., Class A                                                                           725,000           48,503
Liberty Media International, Inc., Class A(1)                                                             1,064,200           46,548
Gentex Corp.                                                                                              1,350,000           43,065
International Game Technology                                                                             1,500,000           39,990
Harley-Davidson Motor Co.                                                                                   672,800           38,861
Limited Brands, Inc.                                                                                      1,087,457           26,425
Outback Steakhouse, Inc.                                                                                    550,000           25,185
Gemstar-TV Guide International, Inc.(1)                                                                   3,582,627           15,584
                                                                                                                           3,192,917

ENERGY -- 14.65%
Schlumberger Ltd.                                                                                         3,325,000          234,346
Devon Energy Corp.                                                                                        4,209,072          200,983
Burlington Resources Inc.                                                                                 3,720,000          186,260
Halliburton Co.                                                                                           3,880,000          167,810
EOG Resources, Inc.                                                                                       3,265,000          159,136
Transocean Inc.(1)                                                                                        2,731,400          140,558
Diamond Offshore Drilling, Inc.                                                                           2,660,000          132,734
Murphy Oil Corp.                                                                                          1,299,400          128,290
Noble Corp.                                                                                               2,225,000          125,067
Newfield Exploration Co.(1)                                                                               1,658,600          123,168
Premcor Inc.                                                                                              1,800,000          107,424
Rowan Companies, Inc.(1)                                                                                  3,425,000          102,510
ENSCO International Inc.                                                                                  2,444,900           92,075
BJ Services Co.                                                                                           1,675,000           86,899
Cross Timbers Oil Co.                                                                                     2,500,000           82,100
Petro-Canada                                                                                              1,350,000           78,436
Quicksilver Resources Inc.(1)                                                                             1,316,100           64,134
Canadian Natural Resources, Ltd.                                                                          1,080,000           61,061
Baker Hughes Inc.                                                                                         1,250,000           55,613
Norsk Hydro ASA                                                                                             490,000           40,426
Exxon Mobil Corp.                                                                                           550,000           32,780
Pogo Producing Co.                                                                                          500,000           24,620
BG Group PLC                                                                                              3,050,000           23,679
                                                                                                                           2,450,109

HEALTH CARE -- 7.98%
Sanofi-Aventis                                                                                            3,483,900          293,755
Express Scripts, Inc.(1)                                                                                  1,724,000          150,316
WellPoint, Inc.(1)                                                                                          950,000          119,082
Guidant Corp.                                                                                             1,450,000          107,155
Gilead Sciences, Inc.(1)                                                                                  2,620,000           93,796
Medtronic, Inc.                                                                                           1,800,000           91,710
Amgen Inc.(1)                                                                                             1,575,000           91,681
Sepracor Inc.(1)                                                                                          1,500,000           86,115
Forest Laboratories, Inc.(1)                                                                              2,210,000           81,659
American Pharmaceutical Partners, Inc.(1)                                                                 1,275,000           65,968
Eli Lilly and Co.                                                                                           970,000           50,537
AstraZeneca PLC (Sweden)                                                                                  1,200,000           47,464
Biogen Idec Inc.(1)                                                                                         835,000           28,816
Pfizer Inc                                                                                                  550,000           14,449
Allergan, Inc.                                                                                              160,000           11,115
                                                                                                                           1,333,618

CONSUMER STAPLES -- 6.70%
Altria Group, Inc.                                                                                        7,380,000          482,578
Anheuser-Busch Companies, Inc.                                                                            2,175,000          103,073
Walgreen Co.                                                                                              2,250,000           99,945
PepsiCo, Inc.                                                                                             1,720,000           91,212
Coca-Cola Co.                                                                                             1,785,000           74,381
Avon Products, Inc.                                                                                       1,526,000           65,526
Whole Foods Market, Inc.                                                                                    525,000           53,618
Performance Food Group Co.(1)                                                                             1,650,000           45,672
Constellation Brands, Inc., Class A(1)                                                                      775,000           40,974
Wm. Wrigley Jr. Co.                                                                                         450,000           29,507
Procter & Gamble Co.                                                                                        380,000           20,140
General Mills, Inc.                                                                                         265,000           13,025
                                                                                                                           1,119,651

INDUSTRIALS -- 6.59%
Tyco International Ltd.                                                                                   7,765,000          262,457
General Electric Co.                                                                                      3,150,000          113,589
Southwest Airlines Co.                                                                                    7,370,300          104,953
Illinois Tool Works Inc.                                                                                  1,059,800           94,884
United Parcel Service, Inc., Class B                                                                      1,251,200           91,012
Monster Worldwide Inc.(1)                                                                                 3,100,000           86,955
Boeing Co.                                                                                                1,165,000           68,106
Northrop Grumman Corp.                                                                                      800,000           43,184
Ryanair Holdings PLC (ADR)(1)                                                                               848,200           37,126
3M Co.                                                                                                      395,000           33,848
FedEx Corp.                                                                                                 335,000           31,473
MSC Industrial Direct Co., Inc., Class A                                                                  1,000,000           30,560
Allied Waste Industries, Inc.(1)                                                                          3,423,400           25,025
JetBlue Airways Corp.(1)                                                                                  1,250,000           23,800
Robert Half International Inc.                                                                              800,000           21,568
General Dynamics Corp.                                                                                      150,000           16,058
Raytheon Co.                                                                                                246,000            9,520
United Rentals, Inc.(1)                                                                                     385,600            7,793
                                                                                                                           1,101,911

FINANCIALS -- 5.57%
Fannie Mae                                                                                                3,135,000          170,701
American International Group, Inc.                                                                        2,700,000          149,607
Freddie Mac                                                                                               2,297,700          145,215
XL Capital Ltd., Class A                                                                                  1,160,000           83,949
Chubb Corp.                                                                                               1,000,000           79,270
Citigroup Inc.                                                                                            1,575,000           70,781
Mitsui Trust Holdings, Inc.                                                                               5,700,000           56,692
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                                      1,640,000           56,383
Bank of New York Co., Inc.                                                                                  900,000           26,145
Wells Fargo & Co.                                                                                           400,000           23,920
UFJ Holdings, Inc.(1)                                                                                         4,350           22,890
American Express Co.                                                                                        420,000           21,575
Mizuho Financial Group, Inc.                                                                                  1,823            8,623
Arthur J. Gallagher & Co.                                                                                   270,000            7,776
Marsh & McLennan Companies, Inc.                                                                            253,600            7,715
                                                                                                                             931,242

TELECOMMUNICATION SERVICES -- 4.69%
Vodafone Group PLC (ADR)                                                                                  8,185,000          217,394
Vodafone Group PLC                                                                                       46,502,000          123,340
Qwest Communications International Inc.(1)                                                               31,250,000          115,625
O2 PLC(1)                                                                                                34,950,000           78,680
Telefonica, SA (ADR)                                                                                      1,500,000           77,955
Telephone and Data Systems, Inc.                                                                            810,000           66,096
France Telecom, SA                                                                                          865,000           25,900
France Telecom, SA                                                                                          600,000           17,965
Sprint Corp. -- FON Group                                                                                 1,400,000           31,850
Telenor ASA                                                                                               3,350,000           30,122
                                                                                                                             784,927

MATERIALS -- 2.94%
Rio Tinto PLC                                                                                             3,500,000          113,051
USX-U.S. Steel Group                                                                                      2,147,000          109,175
Barrick Gold Corp.                                                                                        2,370,000           56,785
Freeport-McMoRan Copper & Gold Inc., Class B                                                              1,404,500           55,632
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                          1,691,000           53,453
Inco Ltd.(1)                                                                                              1,000,000           39,800
Newcrest Mining Ltd.                                                                                      2,740,000           36,884
Valspar Corp.                                                                                               466,100           21,692
Kinross Gold Corp(1)                                                                                        929,900            5,661
                                                                                                                             492,133

UTILITIES -- 0.14%
Questar Corp.                                                                                               400,000           23,700


MISCELLANEOUS -- 4.00%
Other common stocks in initial period of acquisition                                                                         669,213


TOTAL COMMON STOCKS (COST: $12,402,624,000)                                                                               15,313,630


Rights & warrants -- 0.00%

CONSUMER DISCRETIONARY -- 0.00%
NTL Inc., Series A, warrants, expire 2011(1)                                                                 23,475               39


TOTAL RIGHTS & WARRANTS (COST: $6,582,000)                                                                                        39


                                                                                                   Principal amount
Bonds & notes -- 0.14%                                                                                        (000)

TELECOMMUNICATION SERVICES -- 0.13%
U S WEST Capital Funding, Inc. 6.875% 2028                                                                $  12,500            9,750
U S WEST Capital Funding, Inc. 6.50% 2018                                                                     8,750            7,000
Qwest Capital Funding, Inc. 7.75% 2031                                                                        5,200            4,420
Qwest Capital Funding, Inc. 7.625% 2021                                                                       1,000              850
                                                                                                                              22,020

CONSUMER DISCRETIONARY -- 0.01%
AOL Time Warner Inc. 5.625% 2005                                                                              1,960            1,963


Total bonds & notes (cost: $23,019,000)                                                                                       23,983


Short-term securities -- 8.15%

Bank of America Corp. 2.62%-2.85% due 4/15-5/18/2005                                                         75,000           74,791
Ranger Funding Co. LLC 2.62%-2.78% due 4/1-4/20/2005(2)                                                      53,000           52,933
Freddie Mac 2.70%-2.83% due 5/6-5/26/2005                                                                   113,100          112,606
Variable Funding Capital Corp. 2.58%-2.66% due 4/4-4/14/2005(2)                                              97,700           97,646
Park Avenue Receivables Co., LLC 2.64%-2.79% due 4/7-5/11/2005(2)                                            86,100           85,985
CAFCO, LLC 2.62%-2.77% due 4/13-5/18/2005(2)                                                                 86,000           85,889
Hewlett-Packard Co. 2.72%-2.75% due 4/25-4/27/2005(2)                                                        85,000           84,830
Coca-Cola Co. 2.64%-2.70% due 4/21-4/28/2005                                                                 79,500           79,346
DuPont (E.I.) de Nemours & Co. 2.70%-2.72% due 4/18-4/29/2005                                                77,000           76,880
Three Pillars Funding, LLC 2.67%-2.75% due 4/5-4/15/2005(2)                                                  75,445           75,384
Procter & Gamble Co. 2.64%-2.70% due 4/12-4/19/2005(2)                                                       68,900           68,829
Edison Asset Securitization LLC 2.69%-2.78% due 4/22-4/26/2005(2)                                            57,475           57,369
General Electric Co. 2.83% due 4/1/2005                                                                       4,100            4,100
Pfizer Inc 2.60%-2.74% due 4/15-5/6/2005(2)                                                                  54,800           54,662
Federal Home Loan Bank 2.54%-2.735% due 4/22-5/13/2005                                                       47,500           47,391
Triple-A One Funding Corp. 2.63%-2.79% due 4/1-5/2/2005(2)                                                   38,500           38,465
New Center Asset Trust Plus 2.64% due 4/11/2005                                                              22,000           21,982
New Center Asset Trust 2.65% due 4/11/2005                                                                   14,500           14,488
Abbott Laboratories Inc. 2.59%-2.62% due 4/12-4/19/2005(2)                                                   30,400           30,361
Tennessee Valley Authority 2.84% due 6/16/2005                                                               27,000           26,842
NetJets Inc. 2.70% due 4/25/2005(2)                                                                          26,800           26,750
Clipper Receivables Co., LLC 2.72% due 4/20/2005(2)                                                          25,000           24,962
Verizon Network Funding Corp 2.72% due 4/21/2005                                                             25,000           24,960
3M Co. 2.73% due 5/19/2005                                                                                   25,000           24,908
Fannie Mae 2.82% due 5/25/2005                                                                               24,000           23,888
Gannett Co. 2.57% due 4/8/2005(2)                                                                            17,100           17,090
Medtronic Inc. 2.76% due 4/28/2005(2)                                                                        16,200           16,165
Hershey Foods Corp. 2.55% due 4/8/2005(2)                                                                    14,000           13,992

TOTAL SHORT-TERM SECURITIES (COST: $1,363,499,000)                                                                         1,363,494


TOTAL INVESTMENT SECURITIES (COST: $13,795,724,000)                                                                       16,701,146
OTHER ASSETS LESS LIABILITIES                                                                                                 23,319

NET ASSETS                                                                                                               $16,724,465



"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $831,312,000, which represented 4.97% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts




Federal income tax information                                                  (dollars in thousands)

Gross unrealized appreciation on investment securities                                    $  3,221,862
Gross unrealized depreciation on investment securities                                       (321,741)
Net unrealized appreciation on investment securities                                         2,900,121
Cost of investment securities for federal income tax purposes                               13,801,025





INTERNATIONAL FUND
INVESTMENT PORTFOLIO



March 31, 2005                                                                                                             unaudited

                                                                                                                        Market value
Common stocks -- 86.85%                                                                                      Shares            (000)

FINANCIALS -- 17.30%
UFJ Holdings, Inc.(1)                                                                                        14,130        $  74,355
Societe Generale                                                                                            613,000           63,685
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                                      1,802,000           61,953
Banco Santander Central Hispano, SA                                                                       4,451,100           54,176
ING Groep NV                                                                                              1,549,310           46,791
ABN AMRO Holding NV                                                                                       1,690,860           41,949
Shinhan Financial Group Co., Ltd.                                                                         1,513,070           40,547
Royal Bank of Scotland Group PLC                                                                          1,259,900           40,053
ICICI Bank Ltd.                                                                                           4,400,000           39,622
Bayerische Hypo- und Vereinsbank AG(1)                                                                    1,525,000           37,300
Housing Development Finance Corp. Ltd.(2)                                                                 1,866,000           31,186
Malayan Banking Bhd.                                                                                      9,500,000           28,250
PartnerRe Holdings Ltd.                                                                                     416,300           26,893
Kookmin Bank                                                                                                580,000           25,914
St. George Bank Ltd.                                                                                      1,364,000           25,839
HSBC Holdings PLC (Hong Kong)                                                                               825,297           13,121
HSBC Holdings PLC (United Kingdom)                                                                          767,460           12,127
Swire Pacific Ltd., Class A                                                                               2,800,000           22,169
UBS AG                                                                                                      254,888           21,521
Hypo Real Estate Holding AG(1)                                                                              510,000           21,253
Allianz AG                                                                                                  150,000           19,044
Bank of Nova Scotia                                                                                         500,000           16,355
Westpac Banking Corp.                                                                                       962,514           14,162
Mitsui Sumitomo Insurance Co., Ltd.                                                                       1,280,000           11,739
DnB NOR ASA                                                                                               1,050,000           10,725
                                                                                                                             800,729

TELECOMMUNICATION SERVICES -- 15.14%
Telekom Austria AG                                                                                        6,094,899          119,293
Royal KPN NV                                                                                              8,685,600           77,682
Telefonica, SA                                                                                            4,113,402           71,659
Vodafone Group PLC                                                                                       19,870,000           52,702
Telenor ASA                                                                                               5,830,100           52,422
France Telecom, SA                                                                                        1,725,000           51,651
Tele Norte Leste Participacoes SA, preferred nominative(1)                                                1,780,000           27,456
Tele Norte Leste Participacoes SA, preferred nominative (ADR)(1)                                          1,285,000           19,879
Bharti Tele-Ventures Ltd.(1)                                                                              8,200,000           38,989
China Unicom Ltd.                                                                                        42,678,200           33,106
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                                  59,925,000           28,332
America Movil SA de CV, Series L (ADR)                                                                      480,000           24,768
Deutsche Telekom AG(1)                                                                                    1,200,000           23,954
Tele2 AB                                                                                                    686,200           22,675
Belgacom SA(1)                                                                                              510,000           21,088
CESKY TELECOM, AS                                                                                           675,000           12,642
KDDI Corp.                                                                                                    2,130           10,553
Telefonos de Mexico, SA de CV, Class L (ADR)                                                                230,000            7,942
Singapore Telecommunications Ltd.                                                                         1,439,290            2,250
O2 PLC(1)                                                                                                   711,700            1,602
Bayan Telecommunications Holdings Corp., Class A(1,2,3)                                                      43,010               --
Bayan Telecommunications Holdings Corp., Class B(1,2,3)                                                      14,199               --
                                                                                                                             700,645

CONSUMER DISCRETIONARY -- 10.13%
Kingfisher PLC                                                                                           10,653,645           58,073
Accor SA                                                                                                    920,904           45,073
Reed Elsevier PLC                                                                                         3,229,900           33,444
Bayerische Motoren Werke AG                                                                                 685,000           31,121
Honda Motor Co., Ltd.                                                                                       604,500           30,287
News Corp. Inc. Class B                                                                                     974,283           17,157
News Corp. Inc. Class A                                                                                     687,292           11,629
Hilton Group PLC                                                                                          4,323,100           24,565
Grupo Televisa, SA, ordinary participation certificates (ADR)                                               395,000           23,226
Yamada Denki Co., Ltd.                                                                                      425,000           22,285
Cie. Financiere Richemont AG, units, Class A                                                                633,740           19,894
Dixons Group PLC                                                                                          6,342,341           18,289
Mediaset SpA                                                                                              1,250,000           17,985
Suzuki Motor Corp.                                                                                          870,000           15,569
Industria de Diseno Textil, SA                                                                              492,777           14,736
Marui Co., Ltd.                                                                                           1,090,000           14,655
Sony Corp.                                                                                                  350,000           13,944
FAST RETAILING CO., LTD.                                                                                    180,100           10,905
Pearson PLC                                                                                                 750,000            9,132
Toyota Motor Corp.                                                                                          230,000            8,562
Reed Elsevier NV                                                                                            501,319            7,557
Kesa Electricals PLC                                                                                      1,000,000            5,706
Publishing & Broadcasting Ltd.                                                                              375,000            4,462
SET Satellite (Singapore) Pte. Ltd.(1,2,3)                                                                  800,276            3,269
Daito Trust Construction Co., Ltd.                                                                           76,000            3,191
Fuji Heavy Industries Ltd.                                                                                  500,000            2,444
SET India Ltd.(1,2,3)                                                                                        32,200            1,652
KirchMedia GmbH & Co. KGaA, nonvoting(1,2,3)                                                                675,511               --
                                                                                                                             468,812

INFORMATION TECHNOLOGY -- 8.25%
Murata Manufacturing Co., Ltd.                                                                              838,900           45,005
Samsung Electronics Co., Ltd.                                                                                86,244           42,655
Rohm Co., Ltd.                                                                                              440,700           42,557
Taiwan Semiconductor Manufacturing Co. Ltd.                                                              23,893,104           39,109
Tokyo Electron Ltd.                                                                                         541,000           30,841
Hirose Electric Co., Ltd.                                                                                   238,300           24,346
Samsung Electro-Mechanics Co., Ltd.                                                                         830,000           20,525
Hoya Corp.                                                                                                  183,400           20,191
Fujitsu Ltd.                                                                                              3,000,000           18,026
Nippon Electric Glass Co., Ltd.                                                                           1,000,000           14,415
Chi Mei Optoelectronics Corp.                                                                             8,800,000           12,936
OMRON Corp.                                                                                                 581,000           12,685
Hon Hai Precision Industry Co., Ltd.                                                                      2,759,996           12,281
Mediatek Incorporation                                                                                    1,600,000           11,391
Canon, Inc.                                                                                                 200,000           10,730
Quanta Computer Inc. (GDR)(2)                                                                               787,907            6,697
Quanta Computer Inc.                                                                                      2,033,848            3,420
Samsung SDI Co., Ltd.                                                                                        78,940            8,127
Semiconductor Manufacturing International Corp.(1)                                                       30,000,000            5,808
                                                                                                                             381,745

ENERGY -- 7.79%
"Shell" Transport and Trading Co., PLC                                                                    4,155,000           37,258
"Shell" Transport and Trading Co., PLC (ADR)                                                                320,000           17,395
Royal Dutch Petroleum Co.                                                                                   175,000           10,462
Canadian Natural Resources, Ltd.                                                                            800,000           45,230
Oil & Natural Gas Corp. Ltd.                                                                              2,033,000           41,261
Husky Energy Inc.                                                                                         1,326,900           39,870
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                              759,000           33,533
Petro-Canada                                                                                                540,000           31,375
Norsk Hydro ASA                                                                                             360,000           29,701
Reliance Industries Ltd.                                                                                  2,097,000           26,251
ENI SpA                                                                                                     960,000           24,937
Nexen Inc.                                                                                                  428,121           23,440
                                                                                                                             360,713

MATERIALS -- 6.86%
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                          1,345,500           42,531
Cia. Vale do Rio Doce, preferred nominative, Class A                                                        894,000           24,032
Nitto Denko Corp.                                                                                           949,900           49,808
Potash Corp. of Saskatchewan Inc.                                                                           370,000           32,379
Siam Cement PCL                                                                                           3,520,000           23,761
Bayer AG                                                                                                    613,000           20,238
BHP Billiton PLC                                                                                          1,500,000           20,133
BASF AG                                                                                                     275,000           19,495
Placer Dome Inc.                                                                                          1,160,300           18,771
Holcim Ltd.                                                                                                 285,714           17,568
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                           450,937           16,346
Rio Tinto PLC                                                                                               487,500           15,746
L'Air Liquide                                                                                                72,000           13,243
Gold Fields Ltd.                                                                                            317,100            3,691
                                                                                                                             317,742

HEALTH CARE -- 5.35%
Novo Nordisk A/S, Class B                                                                                 1,129,000           62,909
Sanofi-Aventis                                                                                              717,400           60,490
AstraZeneca PLC (Sweden)                                                                                    510,500           20,192
AstraZeneca PLC (United Kingdom)                                                                            322,500           12,700
UCB NV                                                                                                      478,924           23,174
Fresenius Medical Care AG, preferred                                                                        314,000           18,091
Shionogi & Co., Ltd.                                                                                      1,200,000           16,548
Ranbaxy Laboratories Ltd.                                                                                   588,000           13,599
Roche Holding AG                                                                                            112,500           12,057
H. Lundbeck A/S                                                                                             280,124            6,804
Elan Corp., PLC (ADR)(1)                                                                                    370,000            1,199
                                                                                                                             247,763


CONSUMER STAPLES -- 4.77%
Koninklijke Ahold NV(1)                                                                                   5,146,100           43,091
Nestle SA                                                                                                   147,820           40,440
Groupe Danone                                                                                               242,400           24,115
METRO AG                                                                                                    433,600           23,274
Southcorp Ltd.                                                                                            5,000,000           16,353
Orkla AS                                                                                                    400,799           14,668
Shinsegae Co., Ltd.                                                                                          40,800           12,602
Wal-Mart de Mexico, SA de CV, Series V                                                                    3,090,120           10,851
Heineken NV                                                                                                 281,250            9,745
Unilever NV                                                                                                 130,000            8,847
Woolworths Ltd.                                                                                             580,491            7,204
Coca-Cola HBC SA                                                                                            250,000            6,287
Uni-Charm Corp.                                                                                              78,500            3,523
                                                                                                                             221,000

UTILITIES -- 3.56%
Veolia Environnement                                                                                      1,380,900           48,972
Scottish Power PLC                                                                                        4,487,424           34,648
National Grid Transco PLC                                                                                 2,100,000           19,435
E.ON AG                                                                                                     215,000           18,446
Cia. Energetica de Minas Gerais -- CEMIG, preferred nominative                                          800,000,000           18,420
Hong Kong and China Gas Co. Ltd.                                                                          7,000,000           13,777
Gas Natural SDG, SA                                                                                         386,100           11,100
                                                                                                                             164,798

INDUSTRIALS -- 2.86%
ALSTOM SA(1)                                                                                             34,300,000           29,343
Qantas Airways Ltd.                                                                                       9,514,664           26,116
Bharat Heavy Electricals Ltd.                                                                             1,403,400           24,658
Asahi Glass Co., Ltd.                                                                                     2,120,000           22,351
Mitsubishi Corp.                                                                                          1,500,000           19,439
FANUC LTD                                                                                                   166,200           10,405
                                                                                                                             132,312

MISCELLANEOUS -- 4.84%
Other common stocks in initial period of acquisition                                                                         224,313


TOTAL COMMON STOCKS (COST: $3,164,126,000)                                                                                 4,020,572


                                                                                                   Principal amount
Short-term securities -- 12.80%                                                                               (000)

HBOS Treasury Services PLC 2.60%-2.78% due 4/15-5/18/2005                                                   $65,900           65,749
American Honda Finance Corp. 2.64% due 4/20/2005                                                             51,540           51,464
Clipper Receivables Co., LLC 2.82%-2.85% due 4/1-5/16/2005(2)                                                50,950           50,862
Barton Capital Corp. 2.61% due 4/7/2005(2)                                                                   45,981           45,958
Federal Home Loan Bank 2.79% due 5/18/2005                                                                   36,000           35,874
Allied Irish Banks N.A. Inc. 2.70% due 5/5/2005(2)                                                           35,000           34,911
ING (U.S.) Funding LLC 2.76% due 4/22/2005                                                                   20,600           20,565
Mont Blanc Capital Corp. 2.75% due 4/14/2005(2)                                                              13,700           13,685
IXIS Commercial Paper Corp. 2.67% due 4/18/2005(2)                                                           32,300           32,257
ANZ National (International) Ltd. 2.60% due 4/8/2005(2)                                                      29,700           29,683
Shell Finance (U.K.) PLC 2.67%-2.83% due 4/14-5/20/2005                                                      29,600           29,503
Dexia Delaware LLC 2.69% due 4/25/2005                                                                       27,400           27,349
Stadshypotek Delaware Inc. 2.61% due 4/12/2005(2)                                                            25,000           24,978
BMW US Capital LLC 2.60% due 4/19/2005(2)                                                                   $25,000           24,966
KfW International Finance Inc. 2.75% due 5/3/2005(2)                                                         22,400           22,343
Alcon Capital Corp 2.63% due 4/12/2005(2)                                                                    19,000           18,983
Thunder Bay Funding, LLC 2.70% due 4/21/2005(2)                                                              12,222           12,203
Old Line Funding, LLC 2.67% due 4/18/2005(2)                                                                  5,600            5,592
U.S. Treasury Bills 2.55% due 4/7/2005                                                                       12,900           12,894
Toyota Credit de Puerto Rico Corp. 2.90% due 6/3/2005                                                        12,600           12,536
Canadian Wheat Board 2.53% due 4/6/2005                                                                      10,000            9,996
Danske Corp., Series A, 2.74% due 5/9/2005                                                                   10,000            9,971

TOTAL SHORT-TERM SECURITIES (COST: $592,302,000)                                                                             592,322


TOTAL INVESTMENT SECURITIES (COST: $3,756,428,000)                                                                         4,612,894
OTHER ASSETS LESS LIABILITIES                                                                                                 16,245

NET ASSETS                                                                                                                $4,629,139


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $359,225, which represented 7.76% of the net assets of the fund.

(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts




Federal income tax information                                                  (dollars in thousands)

Gross unrealized appreciation on investment securities                                     $   939,612
Gross unrealized depreciation on investment securities                                       (110,299)
Net unrealized appreciation on investment securities                                           829,313
Cost of investment securities for federal income tax purposes                                3,783,581





NEW WORLD FUND
INVESTMENT PORTFOLIO


March 31, 2005                                                                                                             unaudited

                                                                                                                        Market value
Common stocks -- 78.56%                                                                                      Shares            (000)

FINANCIALS -- 12.07%
Housing Development Finance Corp. Ltd.                                                                      435,100            7,272
OTP Bank Rt.                                                                                                205,000            7,018
PT Bank Rakyat Indonesia                                                                                 17,108,150            5,151
Banco Itau Holding Financeira SA, preferred nominative                                                       29,400            4,788
Erste Bank der oesterreichischen Sparkassen AG                                                               85,600            4,477
HSBC Holdings PLC (United Kingdom)                                                                          218,200            3,469
Banco Latinoamericano de Exportaciones, SA                                                                  150,000            3,066
Grupo Financiero Banorte, SA de CV                                                                          458,000            2,985
Yapi ve Kredi Bankasi AS(1)                                                                                 735,000            2,944
Bank Polska Kasa Opieki SA                                                                                   66,000            2,917
Bank Zachodni WBK SA                                                                                         89,697            2,841
ICICI Bank Ltd.                                                                                             229,174            2,064
ICICI Bank Ltd. (ADR)                                                                                         8,000              166
Unibanco -- Uniao de Bancos Brasileiros SA, units (GDR)                                                       60,000           2,064
Bank of the Philippine Islands                                                                            1,844,616            1,719
Itausa -- Investimentos Itau SA, preferred nominative                                                        896,838           1,652
American International Group, Inc.                                                                           20,000            1,108
Kookmin Bank                                                                                                 23,000            1,028
United Overseas Bank Ltd.                                                                                   100,000              872
SM Prime Holdings, Inc.                                                                                   4,610,000              657
HDFC Bank Ltd.                                                                                               36,500              456
                                                                                                                              58,714

CONSUMER STAPLES -- 11.18%
Cia. de Bebidas das Americas -- AmBev, preferred nominative (ADR)                                            219,500           6,341
Tesco PLC                                                                                                 1,005,000            6,005
Avon Products, Inc.                                                                                         125,600            5,393
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                                 84,000            2,948
Wal-Mart de Mexico, SA de CV, Series V                                                                      200,000              702
Oriflame Cosmetics SA(1)                                                                                    151,500            3,162
Nestle India Ltd.                                                                                           213,300            3,120
PepsiCo, Inc.                                                                                                53,900            2,858
Hindustan Lever Ltd.                                                                                        943,401            2,854
Fomento Economico Mexicano, SA de CV (ADR)                                                                   52,000            2,785
Migros Turk TAS                                                                                             337,147            2,351
Unilever NV                                                                                                  31,500            2,144
Anheuser-Busch Companies, Inc.                                                                               45,000            2,133
Unilever PLC                                                                                                215,000            2,123
Coca-Cola Co.                                                                                                45,000            1,875
Nestle SA                                                                                                     6,655            1,821
Groupe Danone                                                                                                14,982            1,490
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                            400,000            1,200
Heineken NV                                                                                                  31,250            1,083
Coca-Cola HBC SA                                                                                             40,000            1,006
Controladora Comercial Mexicana, SA de CV, units                                                            970,000              991
                                                                                                                              54,385

TELECOMMUNICATION SERVICES -- 10.02%
Telefonica, SA                                                                                              340,172            5,926
Partner Communications Co. Ltd.(1)                                                                          571,500            5,274
Partner Communications Co. Ltd. (ADR)(1)                                                                     10,000               91
Telekom Austria AG                                                                                          230,000            4,502
China Unicom Ltd.                                                                                         5,038,000            3,908
America Movil SA de CV, Series L (ADR)                                                                       70,000            3,612
Maxis Communications Bhd.                                                                                 1,450,900            3,608
Portugal Telecom, SGPS, SA                                                                                  305,000            3,574
Tele Norte Leste Participacoes SA, preferred nominative(1)                                                  183,400            2,829
Telenor ASA                                                                                                 292,500            2,630
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                                   5,440,000            2,572
CESKY TELECOM, AS                                                                                           125,000            2,341
Telesp Celular Participacoes SA, preferred nominative (ADR)(1)                                              318,700            1,906
Magyar Tavkozlesi Rt. (ADR)                                                                                  60,000            1,413
GLOBE TELECOM, Inc.                                                                                          76,534            1,230
China Mobile (Hong Kong) Ltd.                                                                               330,000            1,079
KT Corp. (ADR)                                                                                               50,000            1,066
Telefonos de Mexico, SA de CV, Class L (ADR)                                                                 25,000              863
Advanced Info Service PCL                                                                                   122,000              312
                                                                                                                              48,736

MATERIALS -- 8.84%
Cia. Vale do Rio Doce, Class A, preferred nominative                                                        149,500            4,019
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                             65,700            2,077
Cia. Vale do Rio Doce, preferred nominative, Class A                                                         30,000              806
Phelps Dodge Corp.                                                                                           45,000            4,578
Votorantim Celulose e Papel SA, preferred nominative (ADR)                                                  325,000            4,225
Associated Cement Companies Ltd.                                                                            470,000            3,885
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                            96,225            3,488
Harmony Gold Mining Co. Ltd.                                                                                305,000            2,434
Siam Cement PCL                                                                                             353,000            2,383
Ivanhoe Mines Ltd.(1)                                                                                       303,100            2,281
BHP Billiton PLC                                                                                            142,664            1,915
AngloGold Ashanti Ltd.                                                                                       49,500            1,717
Aracruz Celulose SA, Class B, preferred nominative (ADR)                                                     43,300            1,550
Holcim Ltd.                                                                                                  24,000            1,476
Asian Paints Ltd.                                                                                           160,000            1,438
Freeport-McMoRan Copper & Gold Inc., Class B                                                                 31,000            1,228
Sappi Ltd.                                                                                                   76,000              932
Hyosung Corp.                                                                                                64,896              783
Anglo American PLC                                                                                           29,467              696
Siam City Cement PCL                                                                                         80,000              569
Formosa Plastics Corp.                                                                                      312,700              562
                                                                                                                              43,042


INDUSTRIALS -- 7.14%
Daelim Industrial Co., Ltd.                                                                                 128,720            6,823
Bharat Heavy Electricals Ltd.                                                                               375,000            6,589
3M Co.                                                                                                       60,200            5,159
Jet Airways Ltd. (India)(1)                                                                                 155,010            4,305
ALL -- America Latina Logistica(1)                                                                           125,000           3,440
Laureate Education, Inc.(1)                                                                                  75,000            3,209
AGCO Corp.(1)                                                                                               135,000            2,464
Asahi Glass Co., Ltd.                                                                                       140,000            1,476
Hyundai Development Co.                                                                                      70,000            1,276
                                                                                                                              34,741

INFORMATION TECHNOLOGY -- 7.03%
Mediatek Incorporation                                                                                      755,342            5,378
Kingboard Chemical Holdings Ltd.                                                                          1,690,000            5,049
NHN Corp.(1)                                                                                                 52,000            4,539
Hon Hai Precision Industry Co., Ltd.                                                                        745,095            3,315
Optimax Technology Corp.                                                                                    900,000            2,534
Uniden Corp.                                                                                                 80,000            1,661
Venture Corp. Ltd.                                                                                          201,000            1,620
QUALCOMM Inc.(1)                                                                                             42,000            1,539
Sunplus Technology Co., Ltd.                                                                                990,000            1,488
NetEase.com, Inc. (ADR)(1)                                                                                   30,000            1,446
Samsung SDI Co., Ltd.                                                                                        10,680            1,100
Samsung Electronics Co., Ltd.                                                                                 2,000              989
SINA Corp.(1)                                                                                                30,000              932
ASE Test Ltd.(1)                                                                                            142,000              721
Quanta Computer Inc.                                                                                        234,831              395
Quanta Computer Inc. (GDR)(2)                                                                                27,510              234
Sabre Holdings Corp., Class A                                                                                24,155              529
Sohu.com Inc.(1)                                                                                             24,000              422
Samsung Electro-Mechanics Co., Ltd.                                                                          13,000              321
                                                                                                                              34,212

ENERGY -- 6.10%
MOL Magyar Olaj- es Gazipari Rt., Class A                                                                    80,841            6,516
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                               90,000            3,976
Petroleo Brasileiro SA -- Petrobras, preferred nominative (ADR)                                              53,000            2,039
FMC Technologies, Inc.(1)                                                                                   116,600            3,869
Harvest Natural Resources, Inc.(1)                                                                          317,000            3,769
Oil & Natural Gas Corp. Ltd.                                                                                 85,300            1,731
Nexen Inc.                                                                                                   31,590            1,730
Pogo Producing Co.                                                                                           32,000            1,576
Noble Energy, Inc.                                                                                           23,000            1,564
"Shell" Transport and Trading Co., PLC (ADR)                                                                 25,000            1,359
Sasol Ltd.                                                                                                   50,000            1,166
China Oilfield Services Ltd., Class H                                                                     1,093,300              378
                                                                                                                              29,673

CONSUMER DISCRETIONARY -- 5.72%
Honda Motor Co., Ltd.                                                                                        94,000            4,710
Toyota Motor Corp.                                                                                          116,600            4,341
Yue Yuen Industrial (Holdings) Ltd.                                                                       1,425,000            4,056
Suzuki Motor Corp.                                                                                          193,000            3,454
Grupo Televisa, SA, ordinary participation certificates (ADR)                                                53,900            3,169
Makita Corp.                                                                                                130,000            2,375
LG Electronics Inc.                                                                                          29,680            1,991
Li & Fung Ltd.                                                                                              806,000            1,467
Astro All Asia Networks PLC(1)                                                                              928,100            1,258
Maruti Udyog Ltd.                                                                                            59,000              570
Koninklijke Philips Electronics NV(1)                                                                        16,000              441
                                                                                                                              27,832

UTILITIES -- 4.74%
Gas Natural SDG, SA                                                                                         160,600            4,617
National Thermal Power Corp. Ltd.                                                                         1,943,000            3,800
CPFL Energia SA (ADR)(1)                                                                                    180,000            3,672
AES Corp.(1)                                                                                                200,000            3,276
Reliance Energy Ltd.                                                                                        179,722            2,183
GAIL Ltd.                                                                                                   433,000            2,106
Cheung Kong Infrastructure Holdings Ltd.                                                                    650,000            1,867
Veolia Environnement                                                                                         44,000            1,560
                                                                                                                              23,081

HEALTH CARE -- 3.34%
Ranbaxy Laboratories Ltd.                                                                                   179,000            4,140
Novo Nordisk A/S, Class B                                                                                    68,160            3,798
Gedeon Richter Ltd.                                                                                          17,500            2,407
Dr. Reddy's Laboratories Ltd.                                                                               120,000            2,033
Teva Pharmaceutical Industries Ltd. (ADR)                                                                    64,000            1,984
PLIVA d.d. (GDR)                                                                                            120,000            1,356
AstraZeneca PLC (Sweden)                                                                                     12,700              502
Lumenis Ltd.(1)                                                                                              13,000               31
                                                                                                                              16,251

MISCELLANEOUS -- 2.38%
Other common stocks in initial period of acquisition                                                                          11,591


TOTAL COMMON STOCKS (COST: $290,573,000)                                                                                     382,258


Rights & warrants -- 0.03%

INFORMATION TECHNOLOGY -- 0.03%
Kingboard Chemical Holdings Ltd., warrants, expire 2006(1)                                                  169,000              138


TOTAL RIGHTS & WARRANTS (COST: $0)                                                                                               138


Convertible securities -- 0.25%                                                                    Principal amount

FINANCIALS -- 0.25%
LG Card Co., Ltd., 3.00% convertible bond-warrants, expire 2009(1)                                 KRW1,141,000,000            1,222


TOTAL CONVERTIBLE SECURITIES (COST: $961,000)                                                                                  1,222


                                                                                                   Principal amount     Market value
Bonds & notes -- 12.33%                                                                                       (000)            (000)

GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS -- 11.89%
United Mexican States Government 9.875% 2010                                                                 $4,125         $  4,919
United Mexican States Government Eurobonds 11.375% 2016                                                       1,408            2,013
United Mexican States Government 8.00% 2023                                                               MXP22,399            1,569
United Mexican States Government Global 8.625% 2008                                                          $1,154            1,273
United Mexican States Government Global 3.33% 2009(3)                                                         1,250            1,265
United Mexican States Government Eurobonds, Global 6.375% 2013                                                1,000            1,040
United Mexican States Government Global 10.375% 2009                                                            750              888
United Mexican States Government, Series MI10, 8.00% 2013                                                 MXP11,102              865
Russian Federation 8.25% 2010                                                                                $7,200            7,773
Russian Federation 5.00% 2030(2,3)                                                                            3,406            3,517
Russian Federation 5.00%/7.50% 2030(4)                                                                          750              774
Russian Federation 8.25% 2010(2)                                                                                566              611
Brazil (Federal Republic of) Global 11.00% 2040                                                               2,375            2,646
Brazil (Federal Republic of) Global 9.25% 2010                                                                2,200            2,321
Brazil (Federal Republic of) Global 10.125% 2027                                                              1,175            1,240
Brazil (Federal Republic of) Bearer 8.00% 2014(5)                                                             1,198            1,189
Brazil (Federal Republic of) 14.50% 2009                                                                        550              694
Brazil (Federal Republic of) 3.125% 2009(3)                                                                     421              412
Panama (Republic of) 8.25% 2008                                                                               4,000            4,280
Panama (Republic of) Global 9.375% 2029                                                                         905            1,036
Panama (Republic of) Global 9.375% 2023                                                                         723              813
Panama (Republic of) Global 9.625% 2011                                                                          65               74
Panama (Republic of) 9.375% 2012                                                                                 65               74
Peru (Republic of) 9.125% 2012                                                                                2,500            2,825
Peru (Republic of) 8.375% 2016                                                                                1,175            1,228
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(3)                                                     914              868
Argentina (Republic of) 0.63% 2038(3)                                                                      ARS9,744            1,162
Argentina (Republic of) 1.369% 2012(3)                                                                       $1,375            1,160
Argentina (Republic of) 5.83% 2033(5)                                                                      ARS3,089              951
Turkey (Republic of) 11.875% 2030                                                                            $1,225            1,632
Turkey (Republic of) 15.00% 2010                                                                             TRY680              494
Turkey (Republic of) 20.00% 2007                                                                             TRY550              428
Turkey (Republic of) Treasury Bill 0% 2005                                                                   TRY500              349
Colombia (Republic of) Global 10.00% 2012                                                                    $1,550            1,682
Colombia (Republic of) Global 10.75% 2013                                                                     1,060            1,190
Philippines (Republic of) 8.375% 2009                                                                         1,665            1,761
Philippines (Republic of) Global 10.625% 2025                                                                   600              645
Venezuela (Republic of) 9.25% 2027                                                                              200              199
                                                                                                                              57,860

UTILITIES -- 0.22%
Enersis SA 7.375% 2014                                                                                          650              678
AES Gener SA 7.50% 2014                                                                                         400              395
                                                                                                                               1,073

MATERIALS -- 0.09%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                                400              446


TELECOMMUNICATION SERVICES -- 0.07%
Cellco Finance NV 12.75% 2005                                                                                   350              359


ENERGY -- 0.06%
Petrozuata Finance, Inc., Series B, 8.22% 2017(2)                                                               200              189
Petrozuata Finance, Inc., Series B, 8.22% 2017                                                                  100               95
                                                                                                                                 284


TOTAL BONDS & NOTES (COST: $56,589,000)                                                                                       60,022


Short-term securities -- 9.73%

Alcon Capital Corp. 2.63% due 4/12/2005(2)                                                                    7,800            7,793
Statoil ASA 2.75%-2.77% due 4/13-4/21/2005(2)                                                                 6,600            6,591
Danske Corp. Series A 2.65% due 4/8/2005                                                                      6,300            6,296
ANZ (Delaware) Inc. 2.61% due 4/15/2005                                                                       4,600            4,595
HBOS Treasury Services PLC 2.715% due 4/28/2005                                                               4,400            4,391
Federal Home Loan Bank 2.79% due 5/18/2005                                                                    4,000            3,986
CAFCO, LLC 2.68% due 4/20/2005(2,6)                                                                           3,700            3,694
Barclays U.S. Funding 2.70% 4/22/2005                                                                         2,500            2,496
Old Line Funding, LLC 2.67% due 4/18/2005(2)                                                                  2,100            2,097
Dexia Delaware LLC 2.69% due 4/25/2005                                                                        1,800            1,797
Triple-A One Funding Corp. 2.79% due 5/2/2005(2)                                                              1,700            1,696
U.S. Treasury Bills 2.55% due 4/7/2005                                                                        1,000            1,000
American Honda Finance Corp. 2.64% due 4/20/2005                                                                900              899

TOTAL SHORT-TERM SECURITIES (COST: $47,330,000)                                                                               47,331


TOTAL INVESTMENT SECURITIES (COST: $395,453,000)                                                                             490,971
OTHER ASSETS LESS LIABILITIES                                                                                                (4,378)

NET ASSETS                                                                                                                  $486,593


 "Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $26,422,000, which represented 5.43% of the net assets of the fund.

(3)  Coupon rate may change periodically.

(4)  Step bond; coupon rate will increase at a later date.

(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts


Federal income tax information                                                  (dollars in thousands)

Gross unrealized appreciation on investment securities                                        $103,572
Gross unrealized depreciation on investment securities                                        (13,158)
Net unrealized appreciation on investment securities                                            90,414
Cost of investment securities for federal income tax purposes                                  400,557





BLUE CHIP INCOME AND GROWTH FUND
INVESTMENT PORTFOLIO



March 31, 2005                                                                                                             unaudited

                                                                                                                        Market value
Common stocks -- 93.70%                                                                                      Shares            (000)

FINANCIALS -- 19.04%
Fannie Mae                                                                                                2,000,000         $108,900
J.P. Morgan Chase & Co.                                                                                   1,940,000           67,124
American International Group, Inc.                                                                        1,135,000           62,890
Capital One Financial Corp.                                                                                 700,000           52,339
Citigroup Inc.                                                                                              650,000           29,211
Bank of America Corp.                                                                                       600,000           26,460
MBNA Corp.                                                                                                1,000,000           24,550
SLM Corp.                                                                                                   420,000           20,933
HSBC Holdings PLC (ADR)                                                                                     225,000           17,865
Washington Mutual, Inc.                                                                                     434,900           17,179
XL Capital Ltd., Class A                                                                                    225,000           16,283
AFLAC Inc.                                                                                                  435,000           16,208
Bank of New York Co., Inc.                                                                                  440,000           12,782
Jefferson-Pilot Corp.                                                                                       250,000           12,262
Wells Fargo & Co.                                                                                           100,000            5,980
                                                                                                                             490,966

CONSUMER DISCRETIONARY -- 13.47%
General Motors Corp.                                                                                      2,350,000           69,067
Target Corp.                                                                                              1,370,000           68,527
Lowe's Companies, Inc.                                                                                      775,000           44,245
Mattel, Inc.                                                                                              2,000,000           42,700
Best Buy Co., Inc.                                                                                          445,000           24,034
Toyota Motor Corp. (ADR)                                                                                    285,000           21,198
TJX Companies, Inc.                                                                                         750,000           18,473
Harley-Davidson Motor Co.                                                                                   250,000           14,440
Carnival Corp., units                                                                                       275,000           14,248
Limited Brands, Inc.                                                                                        525,000           12,757
McDonald's Corp.                                                                                            300,000            9,342
Kohl's Corp.(1)                                                                                             160,000            8,261
                                                                                                                             347,292

HEALTH CARE -- 12.78%
Cardinal Health, Inc.                                                                                     1,550,000           86,490
HCA Inc.                                                                                                    900,000           48,213
Aetna Inc.                                                                                                  550,000           41,223
Bristol-Myers Squibb Co.                                                                                  1,600,000           40,736
Eli Lilly and Co.                                                                                           577,000           30,062
AstraZeneca PLC (ADR)                                                                                       740,000           29,252
Medtronic, Inc.                                                                                             400,000           20,380
Schering-Plough Corp.                                                                                       750,000           13,612
Pfizer Inc                                                                                                  300,000            7,881
Applera Corp. -- Applied Biosystems Group                                                                    300,000           5,922
Amgen Inc.(1)                                                                                               100,000            5,821
                                                                                                                             329,592

INFORMATION TECHNOLOGY -- 11.26%
Hewlett-Packard Co.                                                                                       5,100,000          111,894
International Business Machines Corp.                                                                       475,000           43,406
Texas Instruments Inc.                                                                                    1,600,000           40,784
Microsoft Corp.                                                                                           1,290,000           31,179
Xilinx, Inc.                                                                                                500,000           14,615
Cisco Systems, Inc.(1)                                                                                      800,000           14,312
Intel Corp.                                                                                                 500,000           11,615
Applied Materials, Inc.(1)                                                                                  700,000           11,375
Automatic Data Processing, Inc.                                                                             250,000           11,237
                                                                                                                             290,417

INDUSTRIALS -- 9.26%
General Electric Co.                                                                                      1,640,000           59,138
United Parcel Service, Inc., Class B                                                                        580,500           42,226
United Technologies Corp.                                                                                   380,000           38,631
Tyco International Ltd.                                                                                   1,130,000           38,194
Caterpillar Inc.                                                                                            170,000           15,545
Southwest Airlines Co.                                                                                    1,000,000           14,240
Deere & Co.                                                                                                 200,000           13,426
Emerson Electric Co.                                                                                        206,700           13,421
Pitney Bowes Inc.                                                                                            90,000            4,061
                                                                                                                             238,882

ENERGY -- 8.83%
ChevronTexaco Corp.                                                                                       1,025,000           59,768
Marathon Oil Corp.                                                                                        1,050,000           49,266
Exxon Mobil Corp.                                                                                           590,000           35,164
Schlumberger Ltd.                                                                                           395,000           27,840
Royal Dutch Petroleum Co. (New York registered)                                                             400,000           24,016
ConocoPhillips                                                                                              150,000           16,176
Unocal Corp.                                                                                                250,000           15,422
                                                                                                                             227,652

CONSUMER STAPLES -- 5.17%
Unilever NV (New York registered)                                                                           800,000           54,736
Walgreen Co.                                                                                                480,000           21,322
General Mills, Inc.                                                                                         375,000           18,431
Kimberly-Clark Corp.                                                                                        255,000           16,761
PepsiCo, Inc.                                                                                               250,000           13,258
Kraft Foods Inc., Class A                                                                                   180,000            5,949
H.J. Heinz Co.                                                                                               80,000            2,947
                                                                                                                             133,404

TELECOMMUNICATION SERVICES -- 5.04%
BellSouth Corp.                                                                                           2,175,000           57,181
Sprint Corp.                                                                                              1,350,000           30,712
Verizon Communications Inc.                                                                                 600,000           21,300
SBC Communications Inc.                                                                                     875,000           20,729
                                                                                                                             129,922


MATERIALS -- 4.13%
Alcoa Inc.                                                                                                1,100,000           33,429
BHP Billiton Ltd. (ADR)                                                                                     725,000           20,285
Dow Chemical Co.                                                                                            375,000           18,694
Weyerhaeuser Co.                                                                                            200,000           13,700
Air Products and Chemicals, Inc.                                                                            200,000           12,658
E.I. du Pont de Nemours and Co.                                                                             150,000            7,686
                                                                                                                             106,452

UTILITIES -- 1.11%
FPL Group, Inc.                                                                                             400,000           16,060
Duke Energy Corp.                                                                                           260,000            7,283
Xcel Energy Inc.                                                                                            250,000            4,295
FirstEnergy Corp.                                                                                            25,901            1,086
                                                                                                                              28,724

MISCELLANEOUS -- 3.61%
Other common stocks in initial period of acquisition                                                                          93,057


Total common stocks (cost: $2,128,171,000)                                                                                 2,416,360


                                                                                                   Principal amount
Short-term securities -- 6.84%                                                                                (000)

Gannett Co. 2.52%-2.61% due 4/5-4/29/2005(2)                                                                $24,800           24,765
Coca-Cola Co. 2.53%-2.67% due 4/4-4/28/2005                                                                  23,300           23,276
Pfizer Inc 2.60%-2.62% due 4/13/2005(2)                                                                      16,300           16,285
New Center Asset Trust Plus 2.56% due 4/6/2005                                                               15,000           14,994
Preferred Receivables Funding Corp. 2.64% due 4/5/2005(2)                                                    12,700           12,695
CAFCO, LLC 2.65% due 4/8/2005(2)                                                                             12,400           12,393
BellSouth Corp. 2.57% due 4/1/2005(2)                                                                        11,630           11,629
Triple-A One Funding Corp. 2.63% due 4/1/2005(2)                                                             10,000            9,999
Emerson Electric Co. 2.70% due 4/11/2005(2)                                                                   9,500            9,492
Medtronic Inc. 2.72% due 4/22/2005(2)                                                                         8,700            8,686
Federal Home Loan Bank 2.585% due 4/27/2005                                                                   8,400            8,385
Variable Funding Capital Corp. 2.70% due 4/19/2005(2)                                                         7,000            6,990
Hershey Foods Corp. 2.58% due 4/5/2005(2)                                                                     5,000            4,998
U.S. Treasury Bills 2.53% due 4/14/2005                                                                       4,300            4,296
IBM Capital Inc. 2.75% due 4/22/2005(2)                                                                       3,900            3,893
Three Pillars Funding, LLC 2.68% due 4/7/2005(2)                                                              3,500            3,498

TOTAL SHORT-TERM SECURITIES (COST: $176,272,000)                                                                             176,274


TOTAL INVESTMENT SECURITIES (COST: $2,304,443,000)                                                                         2,592,634
OTHER ASSETS LESS LIABILITIES                                                                                               (13,911)

NET ASSETS                                                                                                                $2,578,723



"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $125,323,000, which represented 4.86% of the net assets of the fund.

ADR = American Depositary Receipts




Federal income tax information                                                  (dollars in thousands)

Gross unrealized appreciation on investment securities                                     $   364,464
Gross unrealized depreciation on investment securities                                        (78,099)
Net unrealized appreciation on investment securities                                           286,365
Cost of investment securities for federal income tax purposes                                2,306,269





GROWTH-INCOME FUND
INVESTMENT PORTFOLIO


March 31, 2005                                                                                                             unaudited

                                                                                                                        Market value
Common stocks -- 84.94%                                                                                      Shares            (000)

INFORMATION TECHNOLOGY -- 13.15%
Hewlett-Packard Co.                                                                                      13,400,000      $   293,996
Microsoft Corp.                                                                                           8,605,000          207,983
Cisco Systems, Inc.(1)                                                                                   11,325,000          202,604
International Business Machines Corp.                                                                     2,185,000          199,665
Flextronics International Ltd.(1)                                                                        13,250,000          159,530
Texas Instruments Inc.                                                                                    5,700,000          145,293
First Data Corp.                                                                                          3,030,000          119,109
ASML Holding NV(1)                                                                                        5,000,000           84,447
ASML Holding NV (New York registered)(1)                                                                  1,500,000           25,155
Intel Corp.                                                                                               4,600,000          106,858
Yahoo! Inc.(1)                                                                                            2,750,000           93,225
Nokia Corp. (ADR)(1)                                                                                      5,425,000           83,708
Taiwan Semiconductor Manufacturing Co. Ltd.                                                              47,113,003           77,117
Oracle Corp.(1)                                                                                           4,910,000           61,277
Automatic Data Processing, Inc.                                                                           1,000,000           44,950
Corning Inc.(1)                                                                                           3,950,000           43,963
Ceridian Corp.(1)                                                                                         2,545,000           43,392
Applied Materials, Inc.(1)                                                                                2,500,000           40,625
Dell Inc.(1)                                                                                              1,000,000           38,420
Advanced Micro Devices, Inc.(1)                                                                           2,000,000           32,240
KLA-Tencor Corp.(1)                                                                                         690,000           31,747
EMC Corp.(1)                                                                                              2,500,000           30,800
Xilinx, Inc.                                                                                              1,000,000           29,230
Analog Devices, Inc.                                                                                        800,000           28,912
Sanmina-SCI Corp.(1)                                                                                      5,500,000           28,710
Jabil Circuit, Inc.(1)                                                                                    1,000,000           28,520
Micron Technology, Inc.(1)                                                                                2,750,000           28,435
Avnet, Inc.(1)                                                                                            1,500,000           27,630
Solectron Corp.(1)                                                                                        6,250,000           21,687
Altera Corp.(1)                                                                                             700,000           13,846
Teradyne, Inc.(1)                                                                                           925,000           13,505
                                                                                                                           2,386,579

FINANCIALS -- 12.93%
Fannie Mae                                                                                                5,650,000          307,642
American International Group, Inc.                                                                        3,950,000          218,869
Citigroup Inc.                                                                                            4,850,000          217,959
Bank of New York Co., Inc.                                                                                5,275,000          153,239
Capital One Financial Corp.                                                                               1,850,000          138,324
J.P. Morgan Chase & Co.                                                                                   3,929,475          135,960
Bank of America Corp.                                                                                     3,068,364          135,315
Wells Fargo & Co.                                                                                         2,090,000          124,982
St. Paul Travelers Companies, Inc.                                                                        3,000,000          110,190
Freddie Mac                                                                                               1,365,000           86,268
HSBC Holdings PLC (ADR)                                                                                   1,086,050           86,232
Washington Mutual, Inc.                                                                                   2,000,000           79,000
Allstate Corp.                                                                                            1,210,000           65,413
XL Capital Ltd., Class A                                                                                    780,000           56,449
SunTrust Banks, Inc.                                                                                        700,000           50,449
Genworth Financial, Inc., Class A                                                                         1,800,000           49,536
MBNA Corp.                                                                                                2,000,000           49,100
Manulife Financial Corp.                                                                                  1,000,000           47,920
American Express Co.                                                                                        900,000           46,233
City National Corp.                                                                                         535,000           37,354
Jefferson-Pilot Corp.                                                                                       660,000           32,373
Marsh & McLennan Companies, Inc.                                                                          1,000,000           30,420
Wachovia Corp.                                                                                              555,000           28,255
Providian Financial Corp.(1)                                                                              1,300,000           22,308
Principal Financial Group, Inc.                                                                             500,000           19,245
UnumProvident Corp.                                                                                       1,000,000           17,020
                                                                                                                           2,346,055

HEALTH CARE -- 11.75%
Eli Lilly and Co.                                                                                         3,626,600          188,946
WellPoint, Inc.(1)                                                                                        1,300,000          162,955
Medtronic, Inc.                                                                                           3,000,000          152,850
Abbott Laboratories                                                                                       2,950,000          137,529
Johnson & Johnson                                                                                         1,750,000          117,530
Cardinal Health, Inc.                                                                                     2,100,000          117,180
Merck & Co., Inc.                                                                                         3,500,000          113,295
AstraZeneca PLC (ADR)                                                                                     2,572,050          101,673
AstraZeneca PLC (Sweden)                                                                                    292,000           11,550
Biogen Idec Inc.(1)                                                                                       3,216,250          110,993
Bristol-Myers Squibb Co.                                                                                  4,280,000          108,969
AmerisourceBergen Corp.                                                                                   1,794,400          102,801
Pfizer Inc                                                                                                3,741,500           98,289
McKesson Corp.                                                                                            2,600,000           98,150
Medco Health Solutions, Inc.(1)                                                                           1,800,000           89,226
Novo Nordisk A/S, Class B                                                                                 1,150,000           64,079
St. Jude Medical, Inc.(1)                                                                                 1,559,400           56,138
Smith & Nephew PLC                                                                                        5,735,000           53,862
Amgen Inc.(1)                                                                                               900,000           52,389
Forest Laboratories, Inc.(1)                                                                              1,234,800           45,626
Aetna Inc.                                                                                                  600,000           44,970
Applera Corp. -- Applied Biosystems Group                                                                  1,784,600          35,228
Service Corp. International(1)                                                                            4,600,000           34,408
Schering-Plough Corp.                                                                                     1,844,800           33,483
                                                                                                                           2,132,119

CONSUMER DISCRETIONARY -- 10.80%
Lowe's Companies, Inc.                                                                                    4,835,800          276,076
Target Corp.                                                                                              3,750,000          187,575
Best Buy Co., Inc.                                                                                        3,000,000          162,030
Walt Disney Co.                                                                                           4,400,000          126,412
Time Warner Inc.(1)                                                                                       7,100,000          124,605
Magna International Inc., Class A                                                                         1,590,000          106,371
News Corp. Inc., Class A                                                                                  5,930,000          100,336
Garmin Ltd.                                                                                               1,992,400           92,288
Carnival Corp., units                                                                                     1,582,100           81,969
Clear Channel Communications, Inc.                                                                        2,200,000           75,834
Kohl's Corp.(1)                                                                                           1,100,000           56,793
Ross Stores, Inc.                                                                                         1,850,000           53,909
Home Depot, Inc.                                                                                          1,400,000           53,536
Gannett Co., Inc.                                                                                           650,000           51,402
Gentex Corp.                                                                                              1,500,000           47,850
VF Corp.                                                                                                    800,000           47,312
IAC/InterActiveCorp(1)                                                                                    2,090,000           46,544
Limited Brands, Inc.                                                                                      1,725,000           41,917
Harley-Davidson Motor Co.                                                                                   700,000           40,432
Dana Corp.                                                                                                2,606,800           33,341
NIKE, Inc., Class B                                                                                         390,000           32,491
General Motors Corp.                                                                                      1,050,000           30,859
Jones Apparel Group, Inc.                                                                                   800,000           26,792
Starbucks Corp.(1)                                                                                          490,000           25,313
Mattel, Inc.                                                                                              1,000,000           21,350
Interpublic Group of Companies, Inc.(1)                                                                     800,000            9,824
Dow Jones & Co., Inc.                                                                                       197,800            7,392
                                                                                                                           1,960,553

INDUSTRIALS -- 10.21%
General Electric Co.                                                                                      7,502,200          270,529
Tyco International Ltd.                                                                                   6,700,000          226,460
United Technologies Corp.                                                                                 1,800,000          182,988
Norfolk Southern Corp.                                                                                    3,551,200          131,572
Lockheed Martin Corp.                                                                                     2,100,000          128,226
Avery Dennison Corp.                                                                                      1,590,000           98,469
Allied Waste Industries, Inc.(1)                                                                         10,936,800           79,948
ServiceMaster Co.                                                                                         5,320,000           71,820
Pitney Bowes Inc.                                                                                         1,552,200           70,035
General Dynamics Corp.                                                                                      650,000           69,582
FANUC LTD                                                                                                   865,000           54,153
IKON Office Solutions, Inc.                                                                               5,250,000           51,922
Asahi Glass Co., Ltd.                                                                                     4,900,000           51,661
Ingersoll-Rand Co. Ltd., Class A                                                                            645,000           51,374
United Parcel Service, Inc., Class B                                                                        700,000           50,918
Burlington Northern Santa Fe Corp.                                                                          900,000           48,537
Illinois Tool Works Inc.                                                                                    400,000           35,812
Caterpillar Inc.                                                                                            375,000           34,290
Deere & Co.                                                                                                 500,000           33,565
Waste Management, Inc.                                                                                    1,000,000           28,850
Emerson Electric Co.                                                                                        423,200           27,478
Southwest Airlines Co.                                                                                    1,650,000           23,496
Robert Half International Inc.                                                                              800,000           21,568
Union Pacific Corp.                                                                                         150,000           10,455
                                                                                                                           1,853,708

ENERGY -- 7.74%
Marathon Oil Corp.                                                                                        4,730,000          221,932
Royal Dutch Petroleum Co. (New York registered)                                                           2,850,000          171,114
"Shell" Transport and Trading Co., PLC (ADR)                                                                568,900           30,925
"Shell" Transport and Trading Co., PLC                                                                      486,600            4,363
Devon Energy Corp.                                                                                        3,740,000          178,585
Petro-Canada                                                                                              2,860,000          166,169
ChevronTexaco Corp.                                                                                       2,463,200          143,629
Schlumberger Ltd.                                                                                         1,570,000          110,654
Exxon Mobil Corp.                                                                                         1,700,000          101,320
Husky Energy Inc.                                                                                         2,742,800           82,413
Sunoco, Inc.                                                                                                500,000           51,760
Transocean Inc.(1)                                                                                        1,000,000           51,460
Unocal Corp.                                                                                                750,000           46,268
ConocoPhillips                                                                                              254,896           27,488
Halliburton Co.                                                                                             390,000           16,868
                                                                                                                           1,404,948

CONSUMER STAPLES -- 6.46%
Altria Group, Inc.                                                                                        2,825,000          184,727
Walgreen Co.                                                                                              3,700,000          164,354
Coca-Cola Co.                                                                                             3,375,000          140,636
Avon Products, Inc.                                                                                       2,500,000          107,350
Wal-Mart Stores, Inc.                                                                                     2,000,000          100,220
Sara Lee Corp.                                                                                            4,400,000           97,504
Anheuser-Busch Companies, Inc.                                                                            1,725,000           81,748
PepsiCo, Inc.                                                                                             1,130,000           59,924
Constellation Brands, Inc., Class A(1)                                                                    1,100,000           58,157
General Mills, Inc.                                                                                         800,000           39,320
Procter & Gamble Co.                                                                                        700,000           37,100
Unilever NV (New York registered)                                                                           500,000           34,210
Del Monte Foods Co.(1)                                                                                    2,515,900           27,298
H.J. Heinz Co.                                                                                              560,000           20,630
Kimberly-Clark Corp.                                                                                        280,000           18,404
                                                                                                                           1,171,582

MATERIALS -- 4.26%
Alcoa Inc.                                                                                                3,650,000          110,924
International Paper Co.                                                                                   2,550,000           93,815
Air Products and Chemicals, Inc.                                                                          1,310,000           82,910
Rio Tinto PLC                                                                                             2,470,000           79,782
Dow Chemical Co.                                                                                          1,293,000           64,456
International Flavors & Fragrances Inc.                                                                   1,270,000           50,165
BHP Billiton Ltd.                                                                                         3,350,000           46,287
Rohm and Haas Co.                                                                                           900,000           43,200
Weyerhaeuser Co.                                                                                            525,000           35,963
Bowater Inc.                                                                                                945,000           35,598
Lyondell Chemical Co.                                                                                     1,140,000           31,829
Sonoco Products Co.                                                                                       1,100,000           31,735
Crown Holdings, Inc.(1)                                                                                   1,300,000           20,228
Packaging Corp. of America                                                                                  750,000           18,218
Georgia-Pacific Corp., Georgia-Pacific Group                                                                439,660           15,604
MeadWestvaco Corp.                                                                                          258,200            8,216
Temple-Inland Inc.                                                                                           50,000            3,628
                                                                                                                             772,558

TELECOMMUNICATION SERVICES -- 2.05%
BellSouth Corp.                                                                                           5,500,000          144,595
Sprint Corp. -- FON Group                                                                                 3,000,000           68,250
Verizon Communications Inc.                                                                               1,500,000           53,250
AT&T Corp.                                                                                                2,491,000           46,706
Telephone and Data Systems, Inc.                                                                            500,000           40,800
SBC Communications Inc.                                                                                     740,000           17,531
                                                                                                                             371,132

UTILITIES -- 1.37%
Duke Energy Corp.                                                                                         2,815,000           78,848
Exelon Corp.                                                                                              1,185,000           54,380
Dominion Resources, Inc.                                                                                    700,000           52,101
FirstEnergy Corp.                                                                                           650,000           27,268
FPL Group, Inc.                                                                                             600,000           24,090
American Electric Power Co., Inc.                                                                           345,900           11,781
                                                                                                                             248,468

MISCELLANEOUS -- 4.22%
Other common stocks in initial period of acquisition                                                                         766,259


TOTAL COMMON STOCKS (COST: $13,075,607,000)                                                                               15,413,961


                                                                                                          Shares or
Convertible securities -- 0.87%                                                                    principal amount

INFORMATION TECHNOLOGY -- 0.52%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                    $  90,123,000           93,615


MATERIALS -- 0.26%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(2)                                           50,000           47,325


FINANCIALS -- 0.09%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units                         780,000,000           16,875


TOTAL CONVERTIBLE SECURITIES (COST: $152,122,000)                                                                            157,815


                                                                                                   Principal amount
Short-term securities -- 14.38%                                                                               (000)

Federal Home Loan Bank 2.515%-2.85% due 4/6-6/10/2005                                                       175,500          175,064
Variable Funding Capital Corp. 2.58%-2.75% due 4/4-4/25/2005(2)                                             150,000          149,865
Bank of America Corp. 2.61%-2.85% due 4/11-5/18/2005                                                        125,000          124,745
Ranger  Funding Co. LLC 2.63% due 4/4/2005(2)                                                                25,000           24,993
Park Avenue Receivables Co., LLC 2.58%-2.79% due 4/1-5/11/2005(2)                                           145,747          145,575
CAFCO, LLC 2.60%-2.98% due 4/18-6/10/2005(2)                                                                145,400          145,033
Freddie Mac 2.54%-2.82% due 4/12-5/26/2005                                                                  141,800          141,297
Procter & Gamble Co. 2.60%-2.77% due 4/8-5/25/2005(2)                                                       125,000          124,770
New Center Asset Trust 2.64%-2.65% due 4/6-4/11/2005                                                        100,000           99,937
New Center Asset Trust Plus 2.68% due 4/20/2005                                                              20,000           19,970
Pfizer Inc 2.59%-2.81% due 4/12-5/23/2005(2)                                                                117,300          117,009
Coca-Cola Co. 2.54%-2.65% due 4/7-4/26/2005                                                                 113,600          113,468
Private Export Funding Corp. 2.69%-2.90% due 5/10-6/9/2005(2)                                               103,000          102,586
Clipper Receivables Co., LLC 2.67%-2.82% due 4/13-5/16/2005(2)                                              100,000           99,820
Three Pillars Funding, LLC 2.65%-2.75% due 4/4-4/15/2005(2)                                                  86,497           86,419
Gannett Co. 2.56%-2.62% due 4/8-4/19/2005(2)                                                                 75,900           75,816
Edison Asset Securitization, LLC 2.69% due 4/26-4/27/2005(2)                                                 68,000           67,869
Tennessee Valley Authority 2.84% due 6/16/2005                                                               67,700           67,305
Wal-Mart Stores Inc. 2.46%-2.84% due 4/12-5/24/2005(2)                                                       63,800           63,704
Abbott Laboratories Inc. 2.59%-2.70% due 4/12-4/21/2005(2)                                                   63,100           63,019
HSBC Finance Corp. 2.60% due 4/5/2005                                                                       $62,500           62,481
Hewlett-Packard Co. 2.64%-2.66% due 4/25-4/29/2005(2)                                                        60,000           59,887
Bellsouth Corp. 2.53%-2.84% due 4/8-5/23/2005(2)                                                             53,600           53,450
Wells Fargo & Co. 2.56% due 4/1/2005                                                                         52,600           52,600
FCAR Owner Trust I 2.73% due 5/4/2005                                                                        50,000           49,877
DuPont (E.I.) de Nemours & Co. 2.72%-2.75% due 4/29-5/9/2005                                                 49,800           49,661
Caterpillar Financial Services Corp. 2.75% due 4/18/2005                                                     35,300           35,251
Fannie Mae 2.82% due 5/25/2005                                                                               35,400           35,234
Netjets Inc. 2.62%-2.70% due 4/18-4/25/2005(2)                                                               32,000           31,957
Triple-A One Funding Corp. 2.79% due 5/2/2005(2)                                                             31,800           31,721
Verizon Network Funding Corp. 2.72% due 4/21/2005                                                            25,000           24,960
Bank of New York Co., Inc. 2.65% due 4/28/2005                                                               25,000           24,951
3M Co. 2.73% due 5/19/2005                                                                                   25,000           24,908
PepsiCo Inc. 2.60% due 4/13/2005(2)                                                                          23,700           23,678
International Lease Finance Corp. 2.81% due 5/10/2005                                                        19,700           19,639
Medtronic Inc. 2.76% due 4/28/2005(2)                                                                        13,900           13,870
U.S. Treasury Bills 2.609% due 5/12/2005                                                                      6,500            6,481

TOTAL SHORT-TERM SECURITIES (COST: $2,608,825,000)                                                                         2,608,870


TOTAL INVESTMENT SECURITIES (COST: $15,836,554,000)                                                                       18,180,646
OTHER ASSETS LESS LIABILITIES                                                                                               (34,054)

NET ASSETS                                                                                                               $18,146,592


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,528,366,000, which represented 8.42% of the net assets of the fund.

ADR = American Depositary Receipts



Federal income tax information                                                  (dollars in thousands)

Gross unrealized appreciation on investment securities                                    $  2,957,248
Gross unrealized depreciation on investment securities                                       (625,706)
Net unrealized appreciation on investment securities                                         2,331,542
Cost of investment securities for federal income tax purposes                               15,849,104





ASSET ALLOCATION FUND
INVESTMENT PORTFOLIO



March 31, 2005                                                                                                             unaudited

                                                                                                                        Market value
Common stocks -- 67.88%                                                                                      Shares            (000)

FINANCIALS -- 11.01%
Fannie Mae                                                                                                1,300,000        $  70,785
Citigroup Inc.                                                                                            1,550,000           69,657
Genworth Financial, Inc., Class A                                                                         2,000,900           55,065
J.P. Morgan Chase & Co.                                                                                   1,500,000           51,900
Freddie Mac                                                                                                 800,000           50,560
Bank of America Corp.                                                                                     1,106,360           48,791
Societe Generale                                                                                            465,000           48,309
Marshall & Ilsley Corp.                                                                                   1,000,000           41,750
State Street Corp.                                                                                          750,000           32,790
Allstate Corp.                                                                                              540,000           29,192
AFLAC Inc.                                                                                                  700,000           26,082
HSBC Holdings PLC (ADR)                                                                                     300,000           23,820
                                                                                                                             548,701

HEALTH CARE -- 8.62%
Medtronic, Inc.                                                                                           2,000,000          101,900
Eli Lilly and Co.                                                                                         1,128,400           58,790
Cardinal Health, Inc.                                                                                     1,000,000           55,800
Bristol-Myers Squibb Co.                                                                                  2,000,000           50,920
Abbott Laboratories                                                                                         750,000           34,965
Johnson & Johnson                                                                                           500,000           33,580
AstraZeneca PLC (ADR)                                                                                       700,000           27,671
AstraZeneca PLC (Sweden)                                                                                    106,000            4,193
Sanofi-Aventis                                                                                              360,000           30,354
Schering-Plough Corp.                                                                                       800,000           14,520
CIGNA Corp.                                                                                                 150,000           13,395
WellPoint, Inc.(1)                                                                                           30,800            3,861
                                                                                                                             429,949

CONSUMER DISCRETIONARY -- 8.18%
Lowe's Companies, Inc.                                                                                    1,500,000           85,635
Time Warner Inc.(1)                                                                                       2,800,000           49,140
Carnival Corp., units                                                                                       760,000           39,376
E.W. Scripps Co., Class A                                                                                   800,000           39,000
Target Corp.                                                                                                750,000           37,515
Kohl's Corp.(1)                                                                                             700,000           36,141
Genuine Parts Co.                                                                                           795,000           34,575
Toyota Motor Corp.                                                                                          800,000           29,782
Jones Apparel Group, Inc.                                                                                   750,000           25,117
Magna International Inc., Class A                                                                           320,000           21,408
Limited Brands, Inc.                                                                                        423,127           10,282
                                                                                                                             407,971

ENERGY -- 7.83%
Suncor Energy Inc.                                                                                        1,950,000           78,590
Schlumberger Ltd.                                                                                         1,100,000           77,528
Petro-Canada                                                                                              1,100,000           63,911
ChevronTexaco Corp.                                                                                       1,000,000           58,310
Marathon Oil Corp.                                                                                        1,000,000           46,920
Royal Dutch Petroleum Co. (New York registered)                                                             600,000           36,024
BJ Services Co.                                                                                             561,000           29,105
                                                                                                                             390,388

CONSUMER STAPLES -- 7.31%
Altria Group, Inc.                                                                                        1,600,000          104,624
Walgreen Co.                                                                                              2,150,000           95,503
Unilever NV (New York registered)                                                                           950,000           64,999
PepsiCo, Inc.                                                                                               600,000           31,818
General Mills, Inc.                                                                                         600,000           29,490
Anheuser-Busch Companies, Inc.                                                                              550,000           26,064
Sara Lee Corp.                                                                                              550,000           12,188
                                                                                                                             364,686

INFORMATION TECHNOLOGY -- 6.98%
Microsoft Corp.                                                                                           4,500,000          108,765
Hewlett-Packard Co.                                                                                       1,800,000           39,492
Automatic Data Processing, Inc.                                                                             850,000           38,207
International Business Machines Corp.                                                                       300,000           27,414
Avnet, Inc.(1)                                                                                            1,400,000           25,788
Advanced Micro Devices, Inc.(1)                                                                           1,500,000           24,180
Xilinx, Inc.                                                                                                800,000           23,384
Texas Instruments Inc.                                                                                      773,700           19,722
Cisco Systems, Inc.(1)                                                                                    1,000,000           17,890
Micron Technology, Inc.(1)                                                                                1,500,000           15,510
Ceridian Corp.(1)                                                                                           457,000            7,792
                                                                                                                             348,144

INDUSTRIALS -- 6.22%
General Electric Co.                                                                                      1,700,000           61,302
Boeing Co.                                                                                                  800,000           46,768
Lockheed Martin Corp.                                                                                       700,000           42,742
Raytheon Co.                                                                                              1,040,000           40,248
Deere & Co.                                                                                                 500,000           33,565
Republic Services, Inc.                                                                                   1,000,000           33,480
United Technologies Corp.                                                                                   275,000           27,956
Pitney Bowes Inc.                                                                                           500,000           22,560
DigitalGlobe Inc.(1,2,3)                                                                                  1,225,858            1,226
Delta Air Lines, Inc.(1,3)                                                                                   48,101              195
                                                                                                                             310,042

TELECOMMUNICATION SERVICES -- 5.45%
France Telecom, SA                                                                                        1,900,000           56,890
BellSouth Corp.                                                                                           1,990,000           52,317
Telephone and Data Systems, Inc.                                                                            575,000           46,920
Verizon Communications Inc.                                                                               1,200,000           42,600
Sprint Corp. -- FON Group                                                                                 1,500,000           34,125
ALLTEL Corp.                                                                                                375,000           20,569
CenturyTel, Inc.                                                                                            520,200           17,083
NTELOS Inc.(1,2,3)                                                                                           21,685              857
COLT Telecom Group PLC (ADR)(1)                                                                              38,400              147
                                                                                                                             271,508

MATERIALS -- 4.86%
BHP Billiton Ltd.                                                                                         4,775,000     $     65,977
Dow Chemical Co.                                                                                            825,000           41,126
Rio Tinto PLC                                                                                             1,100,000           35,530
Alcoa Inc.                                                                                                1,100,000           33,429
Alcan Inc.                                                                                                  875,000           33,180
Weyerhaeuser Co.                                                                                            480,000           32,880
                                                                                                                             242,122

UTILITIES -- 0.28%
Duke Energy Corp.                                                                                           500,000           14,005

MISCELLANEOUS -- 1.14%
Other common stocks in initial period of acquisition                                                                          56,609


TOTAL COMMON STOCKS (COST: $2,938,417,000)                                                                                 3,384,125


Preferred stocks -- 0.19%

FINANCIALS -- 0.18%
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(3,4)                               2,250,000            2,501
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(3,4)                                       250,000              285
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(3,4)                             2,000,000            2,284
Fannie Mae, Series O, 7.00% preferred 2007(3)                                                                40,000            2,222
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                                   60,000            1,613
                                                                                                                               8,905

TELECOMMUNICATION SERVICES -- 0.01%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                           516              351

MISCELLANEOUS -- 0.00%
Other preferred stocks in initial period of acquisition                                                                          223


Total preferred stocks (cost: $8,950,000)                                                                                      9,479


Warrants -- 0.00%

TELECOMMUNICATION SERVICES -- 0.00%
American Tower Corp., warrants, expire 2008(1,3)                                                                500              114
GT Group Telecom Inc., warrants, expire 2010(1,2,3)                                                           2,250               --


TOTAL WARRANTS (COST: $117,000)                                                                                                  114


Convertible securities -- 0.01%

CONSUMER DISCRETIONARY -- 0.01%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                            14,100              639


TOTAL CONVERTIBLE SECURITIES (COST: $705,000)                                                                                    639


                                                                                                   Principal amount     Market value
Bonds & notes -- 21.65%                                                                                       (000)            (000)

MORTGAGE-BACKED OBLIGATIONS(5) -- 4.11%
Fannie Mae 7.00% 2009                                                                                     $     100        $     105
Fannie Mae 4.89% 2012                                                                                        10,000           10,025
Fannie Mae 6.00% 2013                                                                                         1,106            1,144
Fannie Mae 4.00% 2015                                                                                        10,000            9,751
Fannie Mae 6.00% 2016                                                                                           611              632
Fannie Mae 5.50% 2017                                                                                         4,395            4,485
Fannie Mae 6.50% 2032                                                                                           461              479
Fannie Mae 7.00% 2032                                                                                           921              972
Fannie Mae 5.50% 2033                                                                                         9,020            9,050
Fannie Mae 6.50% 2033                                                                                         5,761            5,987
Fannie Mae 6.00% 2034                                                                                         4,763            4,871
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                            1,673            1,743
Freddie Mac 6.50% 2016                                                                                        2,033            2,126
Freddie Mac 5.00% 2018                                                                                        3,816            3,826
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                              1,852            1,951
Freddie Mac 5.00% 2033                                                                                        4,217            4,138
Freddie Mac 6.00% 2033                                                                                        5,147            5,269
Freddie Mac 6.00% 2033                                                                                        4,573            4,681
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.764% 2034(4)                      2,748            2,737
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034                            4,198            4,261
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                            2,165            2,257
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                             8,000            8,581
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                       14,707           14,941
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2020                              9,895           10,071
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.768% 2033(4)                                    1,366            1,340
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.243% 2034(4)                                  8,771            8,729
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(4)                     1,453            1,431
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(4)                        2,915            2,871
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.641% 2034(4)                      5,316            5,262
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034                                          7,640            7,751
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.031% 2034(4)                                          3,374            3,372
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.326% 2034(4)                                             4,394            4,336
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033                              1,000            1,086
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                            5,000            5,381
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.48% 2016(3,4)                                    2,886            2,896
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                        3,000            3,164
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A, 5.00% 2034                         5,922            5,967
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017                            5,708            5,616
Government National Mortgage Assn. 8.00% 2020                                                                    75               81
Government National Mortgage Assn. 8.50% 2021                                                                   142              155
Government National Mortgage Assn. 7.00% 2022                                                                   212              225
Government National Mortgage Assn. 7.00% 2022                                                                   157              166
Government National Mortgage Assn. 8.00% 2022                                                                   140              151
Government National Mortgage Assn. 8.50% 2023                                                                   125              136
Government National Mortgage Assn. 7.00% 2024                                                                   690              732
Government National Mortgage Assn. 7.50% 2029                                                                   510              551
Government National Mortgage Assn. 7.50% 2029                                                                   227              245
Government National Mortgage Assn. 8.00% 2030                                                                   247              268
Government National Mortgage Assn. 8.00% 2030                                                                   114              123
Government National Mortgage Assn. 6.50% 2031                                                                   355              372
Government National Mortgage Assn. 6.50% 2032                                                                   454              475
Government National Mortgage Assn. 6.50% 2032                                                                   331              347
Government National Mortgage Assn. 6.00% 2033                                                                 1,219            1,254
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031                                        5,000            5,244
Merrill Lynch Mortgage Investors, Inc., Series 2002-MW1, Class A-3, 5.403% 2034                               4,000            4,115
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A-3, 6.269% 2035                                  3,338            3,599
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(4)                         2,426            2,394
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041                                   2,408            2,378
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(3)                                                    1,838            1,939
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(3)                                                   1,927            1,884
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class H, 4.35% 2016(3,4)                   1,500            1,507
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                             1,300            1,452
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036                               1,000            1,109
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.539% 2027(3,4)                                   908              943
                                                                                                                             205,130

CONSUMER DISCRETIONARY -- 3.55%
General Motors Acceptance Corp. 6.875% 2011                                                                   5,000            4,530
General Motors Acceptance Corp. 7.25% 2011                                                                    5,000            4,648
Ford Motor Credit Co. 7.875% 2010                                                                             3,500            3,567
Ford Motor Credit Co. 7.375% 2011                                                                             4,000            3,979
Liberty Media Corp. 8.25% 2030                                                                                7,000            7,117
Cox Communications, Inc. 7.875% 2009                                                                          4,000            4,418
Cox Communications, Inc. 5.45% 2014(3)                                                                        2,000            1,951
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                        2,000            2,043
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                        2,000            2,155
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                        1,000            1,110
Toll Brothers, Inc. 4.95% 2014                                                                                5,000            4,732
AOL Time Warner Inc. 6.875% 2012                                                                              4,000            4,375
LBI Media, Inc. 10.125% 2012                                                                                  3,900            4,309
Comcast Cable Communications, Inc. 6.875% 2009                                                                4,000            4,296
Young Broadcasting Inc. 8.50% 2008                                                                            1,250            1,316
Young Broadcasting Inc. 10.00% 2011                                                                           2,867            2,946
Six Flags, Inc. 8.875% 2010                                                                                   1,450            1,370
Six Flags, Inc. 9.75% 2013                                                                                    2,015            1,889
Six Flags, Inc. 9.625% 2014                                                                                   1,000              927
Clear Channel Communications, Inc. 6.625% 2008                                                                3,000            3,111
Clear Channel Communications, Inc. 5.75% 2013                                                                 1,000              986
Fisher Communications, Inc. 8.625% 2014                                                                       3,750            4,031
CanWest Media Inc. 8.00% 2012(3)                                                                              3,687            3,899
Quebecor Media Inc. 11.125% 2011                                                                              1,575            1,748
Sun Media Corp. 7.625% 2013                                                                                   2,000            2,135
Telenet Communications NV 9.00% 2013                                                                    (euro)1,900            2,764
Telenet Group Holding NV 0%/11.50% 2014(3,6)                                                                 $1,290              982
Cinemark USA, Inc. 9.00% 2013                                                                                 2,325            2,534
Cinemark, Inc. 0%/9.75% 2014(6)                                                                               1,000              715
William Lyon Homes, Inc. 10.75% 2013                                                                          2,500            2,762
William Lyon Homes, Inc. 7.50% 2014                                                                             475              437
Stoneridge, Inc. 11.50% 2012                                                                                  2,850            3,171
Carnival Corp. 6.15% 2008                                                                                     3,000            3,138
Pulte Homes, Inc. 4.875% 2009                                                                                 3,000            2,963
Carmike Cinemas, Inc. 7.50% 2014                                                                              3,000            2,959
Dillard's, Inc. 6.69% 2007                                                                                    1,090            1,131
Dillard's, Inc. 6.30% 2008                                                                                    1,799            1,794
Sealy Mattress Co. 8.25% 2014                                                                                 2,750            2,881
Technical Olympic USA, Inc. 10.375% 2012                                                                      2,500            2,750
Kabel Deutschland GmbH 10.625% 2014(3)                                                                        2,475            2,747
May Department Stores Co. 4.80% 2009                                                                          2,500            2,487
Cablevision Systems Corp. 8.00% 2012(3)                                                                       2,225            2,297
Payless ShoeSource, Inc. 8.25% 2013                                                                           2,225            2,292
Lighthouse International Co. SA 8.00% 2014                                                              (euro)1,725       $    2,267
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                            2,250            2,256
Viacom Inc. 7.70% 2010                                                                                        2,000            2,238
Gaylord Entertainment Co. 8.00% 2013                                                                          2,135            2,220
Gray Communications Systems, Inc. 9.25% 2011                                                                  2,000            2,170
NTL Cable PLC 8.75% 2014(3,4)                                                                                 2,000            2,165
Grupo Posadas, SA de CV 8.75% 2011(3)                                                                         2,000            2,140
K. Hovnanian Enterprises, Inc. 8.875% 2012                                                                      780              838
K. Hovnanian Enterprises, Inc. 7.75% 2013                                                                     1,250            1,284
AMC Entertainment Inc. 9.50% 2011                                                                             1,080            1,112
AMC Entertainment Inc. 9.875% 2012                                                                              500              530
AMC Entertainment Inc. 8.00% 2014                                                                               500              480
Buffets, Inc. 11.25% 2010                                                                                     2,000            2,120
Radio One, Inc., Series B, 8.875% 2011                                                                        1,935            2,080
Bombardier Recreational Products Inc. 8.375% 2013                                                             1,950            2,077
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                              2,025            2,076
Hyatt Equities, LLC 6.875% 2007(3)                                                                            2,000            2,067
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                                1,910            2,058
Riddell Bell Holdings, Inc. 8.375% 2012(3)                                                                    1,925            1,983
Univision Communications Inc. 2.875% 2006                                                                     2,000            1,960
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014(3)                           1,925            1,858
Dex Media, Inc., Series B, 8.00% 2013                                                                         1,750            1,820
Blockbuster Inc. 9.00% 2012(3)                                                                                1,825            1,779
NextMedia Operating, Inc. 10.75% 2011                                                                         1,600            1,754
Beazer Homes USA, Inc. 8.375% 2012                                                                            1,500            1,597
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                                 1,500            1,532
Saks Inc. 7.50% 2010                                                                                            825              804
Saks Inc. 9.875% 2011                                                                                           550              597
WCI Communities, Inc. 10.625% 2011                                                                              775              844
WCI Communities, Inc. 9.125% 2012                                                                               500              537
Warner Music Group 7.375% 2014                                                                                1,250            1,294
Tenneco Automotive Inc. 8.625% 2014(3)                                                                        1,240            1,212
Mohegan Tribal Gaming Authority 6.375% 2009                                                                   1,175            1,172
Boyd Gaming Corp. 7.75% 2012                                                                                  1,000            1,052
Jostens IH Corp. 7.625% 2012                                                                                  1,000              995
American Media Operations, Inc. 8.875% 2011                                                                     920              952
Delphi Corp. 6.50% 2013                                                                                         985              811
Toys "R" Us, Inc. 7.875% 2013                                                                                   885              794
Argosy Gaming Co. 7.00% 2014                                                                                    380              413
Visteon Corp. 7.00% 2014                                                                                        330              282
PETCO Animal Supplies, Inc. 10.75% 2011                                                                         250              281
                                                                                                                             176,893

U.S. TREASURY BONDS & NOTES -- 2.70%
U.S. Treasury 6.50% 2005                                                                                     20,000           20,091
U.S. Treasury 7.00% 2006                                                                                     25,000           26,060
U.S. Treasury 3.25% 2007                                                                                     10,000            9,866
U.S. Treasury 3.375% 2007(7)                                                                                 18,053           18,942
U.S. Treasury 2.625% 2008                                                                                     5,000            4,803
U.S. Treasury 3.375% 2008                                                                                     6,500            6,354
U.S. Treasury 3.625% 2008(7)                                                                                  5,902            6,343
U.S. Treasury 3.625% 2009                                                                                     5,000            4,904
U.S. Treasury 0.875% 2010(7)                                                                                  5,333            4,919
U.S. Treasury 5.75% 2010                                                                                      5,000            5,366
U.S. Treasury 7.25% 2016                                                                                      2,000            2,454
U.S. Treasury 9.250% 2016                                                                                    12,500           17,457
U.S. Treasury 8.875% 2017                                                                                     5,000            6,955
                                                                                                                             134,514

FINANCIALS -- 2.00%
Prudential Financial, Inc. 4.104% 2006                                                                        2,000            2,007
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(3)                                                         3,000            2,996
Prudential Holdings, LLC, Series C, 8.695% 2023(3,5)                                                          3,000            3,806
Post Apartment Homes, LP 7.70% 2010                                                                           5,000            5,578
CIT Group Inc. 6.875% 2009                                                                                    5,000            5,407
Household Finance Corp. 7.875% 2007                                                                           4,500            4,796
ACE INA Holdings Inc. 5.875% 2014                                                                             2,000            2,039
ACE Capital Trust II 9.70% 2030                                                                               2,000            2,741
Allstate Financial Global Funding LLC 4.25% 2008(3)                                                           2,000            1,982
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                                 2,000            1,995
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(3)                                              2,000            2,034
Transamerica Corp. 9.375% 2008                                                                                1,600            1,807
International Lease Finance Corp. 4.35% 2008                                                                  1,500            1,486
International Lease Finance Corp. 4.50% 2008                                                                  2,000            1,988
SLM Corp., Series A, 3.625% 2008                                                                              2,500            2,445
SLM Corp., Series A, 3.95% 2008                                                                               1,000              978
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 4.375% 2010(3)                3,500            3,415
CNA Financial Corp. 5.85% 2014                                                                                1,000              994
CNA Financial Corp. 7.25% 2023                                                                                2,050            2,226
United Dominion Realty Trust, Inc. 6.50% 2009                                                                 3,000            3,179
EOP Operating LP 7.75% 2007                                                                                   1,000            1,077
EOP Operating LP 4.65% 2010                                                                                   1,000              979
EOP Operating LP 7.25% 2018                                                                                   1,000            1,123
Mangrove Bay Pass Through Trust 6.102% 2033(3,4,5)                                                            3,100            3,085
Washington Mutual, Inc. 7.50% 2006                                                                            1,500            1,564
Washington Mutual, Inc. 4.20% 2010                                                                            1,500            1,461
Liberty Mutual Group 6.50% 2035(3)                                                                            3,000            2,895
Developers Diversified Realty Corp. 3.875% 2009                                                               3,000            2,892
Fairfax Financial Holdings Ltd. 7.75% 2012                                                                    2,800            2,716
FelCor Lodging LP 9.00% 2011(4)                                                                               2,072            2,238
National Westminster Bank PLC 7.75% (undated)(4)                                                              2,000            2,141
Capital One Financial Corp. 7.125% 2008                                                                       2,000            2,134
LaBranche & Co Inc. 11.00% 2012                                                                               2,000            2,130
Genworth Financial, Inc. 4.75% 2009                                                                           2,065            2,071
HBOS PLC 5.375% (undated)(3,4)                                                                                2,000            2,006
Principal Life Global Funding I 4.40% 2010(3)                                                                 2,000            1,956
ING Security Life Institutional Funding 2.70% 2007(3)                                                         2,000            1,944
Hartford Financial Services Group, Inc. 4.75% 2014                                                            2,000            1,923
Host Marriott, LP, Series G, 9.25% 2007                                                                       1,250            1,344
Host Marriott, LP, Series I, 9.50% 2007                                                                         350              371
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(3)                                            1,500            1,537
Assurant, Inc. 5.625% 2014                                                                                    1,500            1,526
MetLife, Inc. 3.911% 2005                                                                                     1,505            1,507
Hospitality Properties Trust 6.75% 2013                                                                       1,000            1,075
Federal Realty Investment Trust 6.125% 2007                                                                   1,000            1,034
ERP Operating LP 4.75% 2009                                                                                   1,000            1,001
                                                                                                                              99,629

ASSET-BACKED OBLIGATIONS(5) -- 1.77%
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011(3,4)                                  10,000           10,022
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-I-2, 2.64% 2035(4)                        8,390            8,393
Origen Manufactured Housing Contract Trust, Series 2001-A, Class A-5, 7.08% 2032                              5,000            5,173
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035                              1,800            1,745
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(3)                             1,311            1,292
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011(3)                             3,819            3,793
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.47% 2035(4)                                              5,000            5,047
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 3.60% 2033(4)                                 5,000            5,026
Metris Master Trust, Series 2001-2, Class A, 3.17% 2009(4)                                                    5,000            5,004
Structured Asset Securities Corp., Series 2004-S2, Class A-3, 3.32% 2034(4)                                   5,000            5,003
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029                          3,000            2,952
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033                         2,000            1,976
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 3.13% 2019(3,4)                                  4,542            4,542
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008(3)                            2,250            2,209
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008(3)                            1,462            1,457
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016                                3,207            3,292
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009                                        3,000            3,050
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011                                        2,940            2,914
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-2, 3.45% 2024(4)                                       2,500            2,508
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010                 2,500            2,480
Impac CMB Trust, Series 2004-6, Class 1-A-1, 3.25% 2034(4)                                                    2,184            2,201
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009(3)                    1,795            1,790
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                   1,621            1,621
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011(3)                        1,586            1,562
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007(3)           1,000            1,033
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
     Series 1997-1, Class A-6, 6.38% 2008                                                                       709              725
Providian Master Trust, Series 2000-1, Class C, 4.00% 2009(3,4)                                                 620              621
NextCard Credit Card Master Note Trust, Series 2000-1, Class B, 3.61% 2006(3,4)                                 308              309
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(3,8)                                                        5,000              275
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012(3)                         211              211
                                                                                                                              88,226

TELECOMMUNICATION SERVICES -- 1.58%
Sprint Capital Corp. 7.625% 2011                                                                              3,750            4,179
Sprint Capital Corp. 6.90% 2019                                                                               3,000            3,257
Qwest Capital Funding, Inc. 7.75% 2006                                                                        2,000            2,032
Qwest Services Corp. 13.50% 2010(3)                                                                           2,105            2,447
Qwest Capital Funding, Inc. 7.25% 2011                                                                        1,300            1,219
Qwest Capital Funding, Inc. 7.75% 2031                                                                        1,370            1,164
U S WEST Capital Funding, Inc. 6.875% 2028                                                                      275              214
Crown Castle International Corp. 9.375% 2011                                                                    250              273
Crown Castle International Corp. 7.50% 2013                                                                   3,000            3,307
Crown Castle International Corp., Series B, 7.50% 2013                                                        2,200            2,425
Deutsche Telekom International Finance BV 8.50% 2010(4)                                                       5,000            5,757
American Tower Corp. 7.125% 2012                                                                              5,020            5,020
American Tower Corp. 7.50% 2012                                                                                 250              255
Koninklijke KPN NV 8.00% 2010                                                                                 4,000            4,574
SBC Communications Inc. 4.125% 2009                                                                           2,250            2,191
SBC Communications Inc. 5.10% 2014                                                                            2,250            2,197
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                               4,000            4,077
British Telecommunications PLC 8.375% 2010(4)                                                                 3,500            4,071
France Telecom 8.50% 2011(4)                                                                                  3,000            3,437
Vodafone Group PLC 7.75% 2010                                                                                 3,000            3,392
American Cellular Corp., Series B, 10.00% 2011                                                                2,250            2,081
Dobson Cellular Systems, Inc. 9.875% 2012(3)                                                                  1,250            1,281
SBA Communications Corp. 8.50% 2012(3)                                                                        2,825            2,938
BellSouth Corp. 4.20% 2009                                                                                    3,000            2,934
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                        1,475            1,637
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.125% 2014(4)                                                   1,225            1,262
PCCW-HKT Capital Ltd. 8.00% 2011(3,4)                                                                         2,550            2,887
AT&T Corp. 9.05% 2011(4)                                                                                      1,450            1,655
SpectraSite, Inc. 8.25% 2010                                                                                  1,575            1,650
Triton PCS, Inc. 8.75% 2011                                                                                     825              580
Triton PCS, Inc. 9.375% 2011                                                                                  1,250              891
Intelsat, Ltd. 8.25% 2013(3)                                                                                  1,280            1,299
Valor Communications Group Inc. 7.75% 2015(3)                                                                 1,290            1,290
Nextel Communications, Inc. 6.875% 2013                                                                       1,000            1,047
                                                                                                                              78,920

INDUSTRIALS -- 1.49%
Northwest Airlines, Inc. 8.875% 2006                                                                          1,000              850
Northwest Airlines, Inc. 9.875% 2007                                                                          1,675            1,256
Northwest Airlines, Inc. 10.00% 2009                                                                          1,075              677
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(5)                                              1,838            1,860
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(3,5)                                          3,963            4,239
Jacuzzi Brands, Inc. 9.625% 2010                                                                              3,750            4,144
Terex Corp., Class B, 10.375% 2011                                                                            2,350            2,567
Terex Corp. 7.375% 2014                                                                                       1,500            1,537
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005(5)                                           1,500            1,429
Continental Airlines, Inc., Series 1996-2, Class C, 10.22% 2016(5)                                            1,392            1,026
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(5)                                            1,949            1,631
Allied Waste North America, Inc. 8.50% 2008                                                                     875              901
Allied Waste North America, Inc., Series B, 8.875% 2008                                                       1,500            1,558
Allied Waste North America, Inc., Series B, 5.75% 2011                                                          750              686
Allied Waste North America, Inc., Series B, 6.125% 2014                                                         750              673
Tyco International Group SA 6.125% 2008                                                                       2,000            2,100
Tyco International Group SA 6.375% 2011                                                                       1,500            1,603
Cendant Corp. 6.875% 2006                                                                                     1,000            1,035
Cendant Corp. 6.25% 2008                                                                                      2,000            2,083
Raytheon Co. 4.85% 2011                                                                                       3,000            2,994
Bombardier Inc. 6.30% 2014(3)                                                                                 3,500            2,957
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(3)                                              2,750            2,942
Goodman Global Holdings 7.875% 2012(3)                                                                        2,960            2,723
Argo-Tech Corp. 9.25% 2011                                                                                    2,250            2,430
United Rentals (North America), Inc., Series B, 6.50% 2012                                                    1,750            1,711
United Rentals (North America), Inc., Series B, 7.00% 2014                                                      750              690
Hutchison Whampoa International Ltd. 7.00% 2011(3)                                                            2,000            2,180
Waste Management, Inc. 6.875% 2009                                                                            2,000            2,154
THL Buildco, Inc. 8.50% 2014                                                                                  2,105            2,042
General Electric Capital Corp., Series A, 5.00% 2007                                                          2,000            2,031
DRS Technologies, Inc. 6.875% 2013(3)                                                                         1,350            1,357
DRS Technologies, Inc. 6.875% 2013                                                                              500              502
Standard Aero Holdings, Inc. 8.25% 2014(3)                                                                    1,750            1,820
Synagro Technologies, Inc. 9.50% 2009                                                                         1,550            1,693
NMHG Holding Co. 10.00% 2009                                                                                  1,500            1,624
United Air Lines, Inc., Series 1995-A1, 9.02% 2012(5,8)                                                       1,037              446
United Air Lines, Inc., Series 1996-A2, 7.87% 2019(5,8)                                                       2,500            1,069
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021(5)                 1,500            1,480
TFM, SA de CV 10.25% 2007                                                                                       475              506
TFM, SA de CV 11.75% 2009                                                                                       430              432
TFM, SA de CV 12.50% 2012                                                                                       435              507
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014(5)                                                          1,000              427
Delta Air Lines, Inc., Series 1993-A2, 10.50% 2016(5)                                                         2,000              940
Dyncorp International LLC 9.50% 2013(3)                                                                       1,370            1,337
K&F Acquisition, Inc. 7.75% 2014(3)                                                                           1,110            1,082
General Dynamics Corp. 4.50% 2010                                                                             1,000              991
ACIH, Inc. 0%/11.50% 2012(3,6)                                                                                1,060              753
Accuride Corp. 8.50% 2015(3)                                                                                    500              492
                                                                                                                              74,167

MATERIALS -- 1.33%
JSG Funding PLC 9.625% 2012                                                                                   1,565            1,690
JSG Holdings PLC 11.50% 2015(9)                                                                         (euro)2,725            3,285
Norske Skogindustrier ASA 7.625% 2011(3)                                                                     $1,000            1,129
Norske Skogindustrier ASA 7.125% 2033(3)                                                                      2,200            2,458
Equistar Chemicals, LP 10.125% 2008                                                                           2,100            2,331
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                                    500              539
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                                  375              423
Abitibi-Consolidated Inc. 8.55% 2010                                                                          1,000            1,020
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                                 2,500            2,150
Dow Chemical Co. 5.75% 2009                                                                                   3,000            3,132
Building Materials Corp. of America, Series B, 8.00% 2007                                                       250              257
Building Materials Corp. of America 8.00% 2008                                                                  420              432
Building Materials Corp. of America 7.75% 2014                                                                2,275            2,286
International Paper Co. 4.00% 2010                                                                            3,000            2,889
Owens-Illinois, Inc. 7.35% 2008                                                                                 750              774
Owens-Brockway Glass Container Inc. 7.75% 2011                                                                2,000            2,105
Rhodia 10.25% 2010                                                                                            2,400            2,628
Koppers Inc. 9.875% 2013                                                                                      2,325            2,604
ICI Wilmington, Inc. 5.625% 2013                                                                              2,500            2,537
Associated Materials Inc. 9.75% 2012                                                                          1,020            1,102
AMH Holdings, Inc. 0%/11.25% 2014(6)                                                                          1,860            1,302
Earle M. Jorgensen Co. 9.75% 2012                                                                             2,100            2,278
Oregon Steel Mills, Inc. 10.00% 2009                                                                          2,000            2,175
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                       1,850            2,072
Ainsworth Lumber Co. Ltd. 7.25% 2012(3)                                                                       2,100            2,068
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                              1,825            2,035
Graphic Packaging International, Inc. 9.50% 2013                                                              1,750            1,864
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(3)                                             1,735            1,765
Norampac Inc. 6.75% 2013                                                                                      1,650            1,687
Weyerhaeuser Co. 5.95% 2008                                                                                   1,599            1,668
Ispat Inland ULC 9.75% 2014                                                                                   1,300            1,527
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                     1,450            1,450
Longview Fibre Co. 10.00% 2009                                                                                1,250            1,350
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(5)                                                    1,560            1,327
Nalco Co. 7.75% 2011                                                                                          1,190            1,244
Temple-Inland Inc. 7.875% 2012                                                                                  815              921
Rockwood Specialties Group, Inc. 7.50% 2014(3)                                                                  915              920
Huntsman LLC 11.50% 2012(3)                                                                                     759              892
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                       1,000              840
PQ Corp. 7.50% 2013(3)                                                                                          760              752
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(3,5)                                                             504              577
                                                                                                                              66,485

UTILITIES -- 1.08%
Edison Mission Energy 10.00% 2008                                                                             2,250            2,512
Edison Mission Energy 7.73% 2009                                                                              6,750            7,071
Edison Mission Energy 9.875% 2011                                                                             1,000            1,160
AES Corp. 9.50% 2009                                                                                          2,800            3,076
AES Corp. 9.375% 2010                                                                                           112              124
AES Corp. 8.75% 2013(3)                                                                                       2,200            2,409
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                   1,535            1,566
Dominion Resources, Inc., Series 2000-A, 8.125% 2010                                                          3,089            3,537
Dynegy Holdings Inc. 10.125% 2013(3)                                                                          4,600            5,037
PSEG Energy Holdings Inc. 8.625% 2008                                                                         1,775            1,881
PSEG Power LLC 7.75% 2011                                                                                     2,500            2,851
Duke Capital Corp. 7.50% 2009                                                                                 4,000            4,411
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012                          1,125            1,147
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                  1,675            1,889
Sierra Pacific Resources 8.625% 2014                                                                            550              588
NiSource Finance Corp. 7.625% 2005                                                                            2,000            2,046
Israel Electric Corp. Ltd. 7.70% 2018(3)                                                                      1,750            1,973
Exelon Generation Co., LLC 6.95% 2011                                                                         1,680            1,851
Cilcorp Inc. 9.375% 2029                                                                                      1,185            1,697
Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 2018(3,5)    1,500            1,572
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(3)                                                1,500            1,511
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009                                                1,500            1,445
Electricidad de Caracas Finance BV 10.25% 2014(3)                                                             1,280            1,312
Constellation Energy Group, Inc. 6.125% 2009                                                                  1,000            1,055
                                                                                                                              53,721

CONSUMER STAPLES -- 0.60%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                          500              548
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                       2,425            2,704
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                            4,675            5,119
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                               3,570            3,695
Jean Coutu Group (PJC) Inc. 7.625% 2012                                                                       2,020            2,071
Jean Coutu Group (PJC) Inc. 8.50% 2014                                                                        1,025            1,001
Pathmark Stores, Inc. 8.75% 2012                                                                              2,975            2,908
Rite Aid Corp. 6.875% 2013                                                                                    2,500            2,338
Gold Kist Inc. 10.25% 2014                                                                                    1,804            2,066
CVS Corp. 6.117% 2013(3,5)                                                                                    1,834            1,930
Playtex Products, Inc. 8.00% 2011                                                                             1,500            1,624
Playtex Products, Inc. 9.375% 2011                                                                              250              261
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                             1,500            1,628
Rayovac Corp. 7.375% 2015(3)                                                                                  1,320            1,271
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                           230              254
                                                                                                                              29,418

HEALTH CARE -- 0.49%
Quintiles Transnational Corp. 10.00% 2013                                                                     3,525            3,983
Tenet Healthcare Corp. 7.375% 2013                                                                            3,490            3,307
Concentra Operating Corp. 9.50% 2010                                                                          2,750            2,956
Aetna Inc. 7.375% 2006                                                                                        2,650            2,728
Humana Inc. 7.25% 2006                                                                                        2,500            2,591
Wyeth 5.50% 2013(4)                                                                                           2,500            2,545
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015(3)                                      2,040            2,132
Warner Chilcott Corp. 8.75% 2015(3)                                                                           2,040            2,060
Health Net, Inc. 9.875% 2011(4)                                                                               1,425            1,699
Team Health, Inc. 9.00% 2012                                                                                    575              565
                                                                                                                              24,566

ENERGY -- 0.45%
Premcor Refining Group Inc. 7.75% 2012                                                                        3,000            3,113
Premcor Refining Group Inc. 7.50% 2015                                                                        1,500            1,549
Northwest Pipeline Corp. 8.125% 2010                                                                          1,850            1,989
Williams Companies, Inc. 8.75% 2032                                                                             940            1,121
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014(3)                                          2,995            2,800
General Maritime Corp. 10.00% 2013                                                                            2,300            2,570
Newfield Exploration Co. 8.375% 2012                                                                          1,175            1,275
Newfield Exploration Co. 6.625% 2014                                                                          1,225            1,246
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017(5)                                                  1,870            2,477
Petrozuata Finance, Inc., Series B, 8.22% 2017(3,5)                                                           2,180            2,060
Petrozuata Finance, Inc., Series B, 8.22% 2017(5)                                                               350              331
American Commercial Lines Inc. 9.50% 2015(3)                                                                  2,075            2,153
                                                                                                                              22,684

INFORMATION TECHNOLOGY -- 0.28%
Electronic Data Systems Corp. 7.125% 2009                                                                     1,600            1,721
Electronic Data Systems Corp., Series B, 6.50% 2013(4)                                                        3,605            3,693
Motorola, Inc. 8.00% 2011                                                                                     2,500            2,897
Viasystems, Inc. 10.50% 2011                                                                                  2,000            1,990
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011(3)                             1,935            1,964
Sanmina-SCI Corp. 10.375% 2010                                                                                1,500            1,688
                                                                                                                              13,953

MUNICIPALS -- 0.17%
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001-A, Class A, 6.36% 2025                                                                       3,347            3,374
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2002, 5.75% 2032                                                                                  2,975            2,965
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A1, 6.25% 2033                                                                               2,000            2,049
                                                                                                                               8,388

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.05%
Brazil (Federal Republic of) Global 10.25% 2013                                                               2,250            2,458


TOTAL BONDS & NOTES (COST: $1,072,886,000)                                                                                 1,079,152


Short-term securities -- 10.88%

Coca-Cola Co. 2.54%-2.64% due 4/7-4/21/2005                                                                  51,600          $51,530
Preferred Receivables Funding Corp. 2.77% due 4/13/2005(3)                                                   34,700           34,665
Clipper Receivables Co., LLC 2.74% due 4/27/2005(3)                                                          33,000           32,932
Variable Funding Capital Corp. 2.58%-2.60% due 4/4-4/6/2005(3)                                               31,800           31,787
Freddie Mac 2.83% due 5/25/2005                                                                              28,400           28,277
U.S. Treasury Bills 2.609%-2.621% due 5/12/2005                                                              28,000           27,919
Kimberly-Clark Worldwide Inc. 2.70% due 4/25/2005(3)                                                         27,800           27,748
3M Co. 2.73% due 5/19/2005                                                                                   25,000           24,908
Wal-Mart Stores Inc. 2.60% due 4/5/2005(3)                                                                   24,400           24,391
Federal Home Loan Bank 2.735% due 5/13/2005                                                                  23,200           23,124
Procter & Gamble Co. 2.70% due 4/20/2005(3)                                                                  22,000           21,967
Ranger Funding Co. LLC 2.62% due 4/1/2005(3)                                                                 20,000           19,999
Pfizer Inc 2.61% due 4/6/2005(3)                                                                             20,000           19,991
Hewlett-Packard Co. 2.72% due 4/25/2005(3,10)                                                                20,000           19,962
Triple-A One Funding Corp. 2.58%-2.63% due 4/1-4/8/2005(3)                                                   18,750           18,743
CAFCO, LLC 2.60%-2.62% due 4/12-4/22/2005(3,10)                                                              17,000           16,979
Gannett Co. 2.57% due 4/8/2005(3)                                                                            15,700           15,691
General Electric Co. 2.83% due 4/1/2005                                                                      15,300           15,299
New Center Asset Trust 2.65% due 4/11/2005                                                                   14,600           14,588
PepsiCo Inc. 2.60% due 4/13/2005(3)                                                                          14,000           13,987
First Data Corp. 2.75% due 4/28/2005                                                                         13,800           13,771
International Lease Finance Corp. 2.81% due 5/10/2005                                                        13,600           13,558
NetJets Inc. 2.70% due 4/25/2005(3)                                                                          12,800           12,776
DuPont (E.I.) de Nemours & Co. 2.72% due 4/29/2005                                                           10,100           10,078
Abbott Laboratories Inc. 2.59% due 4/12/2005(3)                                                               7,800            7,793

TOTAL SHORT-TERM SECURITIES (COST: $542,457,000)                                                                             542,463


TOTAL INVESTMENT SECURITIES (COST: $4,563,532,000)                                                                         5,015,972
OTHER ASSETS LESS LIABILITIES                                                                                               (30,184)

NET ASSETS                                                                                                                $4,985,788


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) Valued under fair value procedures adopted by authority of the Board of Trustees.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $494,885,000, which represented 9.93% of the net assets of the fund.

(4)  Coupon rate may change periodically.

(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(6)  Step bond; coupon rate will increase at a later date.

(7) Index-linked bond whose principal amount moves with a government retail price index.

(8) Company not making scheduled interest payments; bankruptcy proceedings pending.

(9) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(10) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


ADR = American Depositary Receipts



Federal income tax information                                                  (dollars in thousands)

Gross unrealized appreciation on investment securities                                     $   562,833
Gross unrealized depreciation on investment securities                                       (113,605)
Net unrealized appreciation on investment securities                                           449,228
Cost of investment securities for federal income tax purposes                                4,566,744





BOND FUND
INVESTMENT PORTFOLIO



March 31, 2005                                                                                                             unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 84.59%                                                                                       (000)            (000)

CONSUMER DISCRETIONARY -- 16.68%
Ford Motor Credit Co. 7.375% 2009                                                                           $19,250          $19,353
Ford Motor Credit Co. 4.05% 2010(1)                                                                           3,670            3,563
Ford Motor Credit Co. 5.70% 2010                                                                                330              311
Ford Motor Credit Co. 7.875% 2010                                                                             5,875            5,988
Ford Motor Credit Co. 7.375% 2011                                                                             2,250            2,238
Ford Motor Co. 7.45% 2031                                                                                     1,750            1,587
General Motors Acceptance Corp. 6.125% 2007                                                                  13,000           12,683
General Motors Acceptance Corp. 7.75% 2010                                                                   12,750           12,258
General Motors Corp. 7.20% 2011                                                                               1,275            1,152
General Motors Acceptance Corp. 5.11% 2014(1)                                                                 5,000            4,305
General Motors Acceptance Corp. 8.00% 2031                                                                    1,250            1,091
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                        2,500            2,694
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                        6,325            7,039
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                        2,500            2,775
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                        1,750            1,911
Clear Channel Communications, Inc. 4.625% 2008                                                                  875              865
Clear Channel Communications, Inc. 6.625% 2008                                                                  750              778
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                              4,250            4,584
Clear Channel Communications, Inc. 7.65% 2010                                                                 1,500            1,644
Clear Channel Communications, Inc. 5.75% 2013                                                                   750              739
Clear Channel Communications, Inc. 5.50% 2014                                                                 4,480            4,286
Liberty Media Corp. 7.75% 2009                                                                                1,750            1,888
Liberty Media Corp. 7.875% 2009                                                                               7,500            8,125
Liberty Media Corp. 8.25% 2030                                                                                2,500            2,542
Cox Communications, Inc. 3.55% 2007(1)(,2)                                                                    1,750            1,762
Cox Communications, Inc. 7.875% 2009                                                                          1,500            1,657
Cox Communications, Inc. 4.625% 2010(2)                                                                       4,450            4,329
Cox Communications, Inc. 4.625% 2013                                                                          1,250            1,167
Cox Communications, Inc. 5.45% 2014(2)                                                                        3,500            3,414
Delphi Automotive Systems Corp. 6.50% 2009                                                                    7,500            6,753
Delphi Corp. 6.50% 2013                                                                                         480              395
Delphi Automotive Systems Corp. 7.125% 2029                                                                     750              597
Delphi Trust II, trust preferred securities, 6.197% 2033(1)                                                   3,440            1,743
Young Broadcasting Inc. 8.50% 2008                                                                            4,700            4,947
Young Broadcasting Inc. 10.00% 2011                                                                           2,716            2,791
Time Warner Inc. 7.75% 2005                                                                                     500              504
AOL Time Warner Inc. 6.125% 2006                                                                              2,250            2,297
AOL Time Warner Inc. 6.875% 2012                                                                              2,000            2,187
AOL Time Warner Inc. 7.625% 2031                                                                              2,250            2,651
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/11.75% 2011(3)      1,225              851
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011(3)        425              342
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012(2)        4,000            4,000
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                   2,425            2,437
Mohegan Tribal Gaming Authority 6.375% 2009                                                                   5,250            5,237
Mohegan Tribal Gaming Authority 7.125% 2014                                                                   1,750            1,763
Hilton Hotels Corp. 7.625% 2008                                                                                 695              751
Hilton Hotels Corp. 7.20% 2009                                                                                  825              900
Hilton Hotels Corp. 8.25% 2011                                                                                4,522            5,219
MGM MIRAGE 6.00% 2009                                                                                         3,750            3,717
MGM MIRAGE 6.75% 2012                                                                                         3,000            3,037
D.R. Horton, Inc. 8.00% 2009                                                                                  3,700            3,996
D.R. Horton, Inc. 7.875% 2011                                                                                 1,400            1,537
Schuler Homes, Inc. 10.50% 2011                                                                                 250              278
D.R. Horton, Inc. 6.875% 2013                                                                                   600              625
J.C. Penney Co., Inc. 8.00% 2010                                                                              5,585            5,613
J.C. Penney Co., Inc. 7.95% 2017                                                                                465              444
Harrah's Operating Co., Inc. 5.50% 2010                                                                       4,500            4,583
Harrah's Operating Co., Inc. 8.00% 2011                                                                       1,000            1,136
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                       1,175            1,232
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                       1,875            2,070
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                       2,075            2,368
Visteon Corp. 8.25% 2010                                                                                      4,100            3,916
Visteon Corp. 7.00% 2014                                                                                      2,000            1,710
Radio One, Inc., Series B, 8.875% 2011                                                                        4,600            4,945
Radio One, Inc. 6.375% 2013(2)                                                                                  650              642
Dana Corp. 6.50% 2009                                                                                           325              320
Dana Corp. 5.85% 2015(2)                                                                                      5,500            4,872
ITT Corp. 6.75% 2005                                                                                            500              506
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                         2,730            2,832
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                         1,575            1,729
Toys "R" Us, Inc. 7.625% 2011                                                                                   225              213
Toys "R" Us, Inc. 7.875% 2013                                                                                 4,660            4,182
Toys "R" Us, Inc. 7.375% 2018                                                                                   785              659
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011                                      1,650            1,592
Dex Media, Inc., Series B, 0%/9.00% 2013(3)                                                                   1,400            1,071
Dex Media, Inc., Series B, 0%/9.00% 2013(3)                                                                   1,250              956
Dex Media, Inc., Series B, 8.00% 2013                                                                         1,250            1,300
NTL Cable PLC 8.75% 2014(1,2)                                                                                 1,825            1,976
NTL Cable PLC 8.75% 2014                                                                                (euro)1,000            1,387
NTL Cable PLC 9.75% 2014(2)                                                                              (pound)700            1,364
Cinemark USA, Inc. 9.00% 2013                                                                                $4,000            4,360
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                    1,000            1,125
K. Hovnanian Enterprises, Inc. 6.00% 2010(2)                                                                  3,225            3,167
Grupo Posadas, SA de CV 8.75% 2011(2)                                                                         2,050            2,193
Grupo Posadas, SA de CV 8.75% 2011(2)                                                                         1,950            2,086
Videotron Ltee 6.875% 2014                                                                                    4,125            4,166
Comcast Cable Communications, Inc. 8.375% 2007                                                                  750              808
Tele-Communications, Inc. 9.80% 2012                                                                          2,000            2,510
Comcast Corp. 6.50% 2015                                                                                        750              804
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                              3,500            3,806
Centex Corp. 4.75% 2008                                                                                       3,675            3,677
Telenet Communications NV 9.00% 2013                                                                    (euro)1,000            1,455
Telenet Group Holding NV 0%/11.50% 2014(2,3)                                                                 $2,500            1,903
Argosy Gaming Co. 7.00% 2014                                                                                  3,070            3,335
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(2)                                           3,475            3,319
CBS Corp. 7.15% 2005                                                                                          2,000            2,009
Viacom Inc. 5.625% 2007                                                                                       1,200            1,229
Univision Communications Inc. 3.875% 2008                                                                     2,000            1,946
Univision Communications Inc. 7.85% 2011                                                                      1,125            1,284
MDC Holdings, Inc. 5.50% 2013                                                                                 3,250            3,213
News America Inc. 4.75% 2010                                                                                  2,000            1,993
News America Inc. 6.75% 2038                                                                                  1,000            1,103
Kabel Deutschland GmbH 10.625% 2014(2)                                                                        2,625            2,914
EchoStar DBS Corp. 9.125% 2009                                                                                2,475            2,654
Jones Apparel Group, Inc. 4.25% 2009(2)                                                                       2,750            2,636
American Media Operations, Inc. 8.875% 2011                                                                   2,530            2,619
Pulte Homes, Inc. 8.125% 2011                                                                                 1,395            1,575
Pulte Homes, Inc. 7.875% 2032                                                                                   750              868
Staples, Inc. 7.375% 2012                                                                                     2,000            2,282
Adelphia Communications Corp. 10.25% 2006(4)                                                                  1,000              875
Adelphia Communications Corp. 10.25% 2011(4)                                                                  1,450            1,345
RH Donnelley Inc. 8.875% 2010(2)                                                                              2,000            2,190
Dillard's, Inc. 6.30% 2008                                                                                      700              698
Dillard Department Stores, Inc. 7.85% 2012                                                                    1,400            1,428
Reader's Digest Association, Inc. 6.50% 2011                                                                  2,000            2,005
Standard Pacific Corp. 5.125% 2009                                                                            2,000            1,915
Six Flags, Inc. 8.875% 2010                                                                                   1,000              945
Six Flags, Inc. 9.625% 2014                                                                                   1,000              927
CSC Holdings, Inc., Series B, 8.125% 2009                                                                       750              795
CSC Holdings, Inc., Series B, 7.625% 2011                                                                     1,000            1,045
AMC Entertainment Inc. 8.00% 2014                                                                             1,675            1,608
Toll Brothers, Inc. 6.875% 2012                                                                               1,500            1,604
Boyd Gaming Corp. 9.25% 2009                                                                                    750              798
Boyd Gaming Corp. 7.75% 2012                                                                                    750              789
Hyatt Equities, LLC 6.875% 2007(2)                                                                            1,500            1,550
CanWest Media Inc. 8.00% 2012(2)                                                                              1,358            1,436
Cooper Standard Automotive Group 8.375% 2014(2)                                                               1,750            1,431
William Lyon Homes, Inc. 7.625% 2012                                                                          1,500            1,410
Tenneco Automotive Inc. 8.625% 2014(2)                                                                        1,375            1,344
Office Depot, Inc. 6.25% 2013                                                                                 1,295            1,337
Carnival Corp. 3.75% 2007                                                                                       500              492
Carnival Corp. 6.15% 2008                                                                                       750              785
YUM! Brands, Inc. 7.70% 2012                                                                                  1,000            1,164
Regal Cinemas Corp., Series B, 9.375% 2012(5)                                                                 1,000            1,089
Entravision Communications Corp. 8.125% 2009                                                                  1,000            1,047
Cox Radio, Inc. 6.625% 2006                                                                                   1,000            1,020
Blockbuster Inc. 9.00% 2012(2)                                                                                1,000              975
Gray Communications Systems, Inc. 9.25% 2011                                                                    875              949
ArvinMeritor, Inc. 6.625% 2007                                                                                  750              758
Gannett Co., Inc. 4.95% 2005                                                                                    750              750
British Sky Broadcasting Group PLC 8.20% 2009                                                                   625              705
TRW Automotive Acquisition Corp. 9.375% 2013                                                                    575              621
Saks Inc. 7.375% 2019                                                                                           400              360
LBI Media, Inc. 10.125% 2012                                                                                    250              276
RBS-Zero Editora Jornalistica SA 11.00% 2010(2)                                                                 189              192
                                                                                                                             335,598

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS -- 13.80%
U.S. Treasury 5.75% 2005                                                                                     28,000           28,429
U.S. Treasury 6.75% 2005                                                                                     20,000           20,097
U.S. Treasury 6.875% 2006                                                                                    13,500           13,994
U.S. Treasury 3.25% 2007                                                                                      7,000            6,906
U.S. Treasury 3.625% 2008(6)                                                                                 18,295           19,665
U.S. Treasury 4.75% 2008                                                                                      4,000            4,097
U.S. Treasury 5.625% 2008                                                                                    10,000           10,481
U.S. Treasury 3.625% 2009                                                                                    45,250           44,380
U.S. Treasury 3.875% 2009                                                                                     7,500            7,437
U.S. Treasury 3.875% 2009(6)                                                                                 14,243           15,697
U.S. Treasury 5.00% 2011                                                                                      2,000            2,077
U.S. Treasury 10.375% 2012                                                                                    1,000            1,160
U.S. Treasury 8.875% 2017                                                                                     1,750            2,434
U.S. Treasury 7.875% 2021                                                                                     2,750            3,673
U.S. Treasury 6.875% 2025                                                                                    44,250           55,555
Federal Home Loan Bank 2.00% 2006                                                                             8,160            8,046
Federal Home Loan Bank 2.375% 2006                                                                            6,875            6,783
Federal Home Loan Bank 5.823% 2009                                                                            5,500            5,776
Freddie Mac 4.25% 2005                                                                                        2,750            2,757
Freddie Mac 1.875% 2006                                                                                         965              950
Freddie Mac 5.25% 2006                                                                                        4,750            4,811
Freddie Mac 4.75% 2012                                                                                        5,000            4,938
Fannie Mae 6.00% 2005                                                                                         3,250            3,306
Fannie Mae 7.00% 2005                                                                                         3,500            3,539
Small Business Administration, Series 2001-20J, 5.76% 2021(7)                                                   644              667
                                                                                                                             277,655

FINANCIALS -- 9.65%
CIT Group Inc. 5.91% 2005                                                                                     1,000            1,013
CIT Group Inc. 3.65% 2007                                                                                     3,585            3,511
CIT Group Inc. 5.75% 2007                                                                                     1,500            1,546
CIT Group Inc. 7.375% 2007                                                                                    1,500            1,587
CIT Group Inc. 6.875% 2009                                                                                    2,500            2,703
CIT Group Inc. 7.75% 2012                                                                                       750              869
International Lease Finance Corp. 3.75% 2007                                                                  1,700            1,678
AIG SunAmerica Global Financing VII 5.85% 2008(2)                                                             1,000            1,043
International Lease Finance Corp., Series O, 4.55% 2009                                                       7,000            6,944
Abbey National PLC 6.70% (undated)(1)                                                                         5,600            5,922
Abbey National PLC 7.35% (undated)(1)                                                                         3,000            3,131
Washington Mutual, Inc. 5.625% 2007                                                                             750              767
Washington Mutual, Inc. 4.375% 2008                                                                             750              748
Washington Mutual, Inc. 4.00% 2009                                                                              500              490
Washington Mutual, Inc. 2.96% 2010(1)                                                                         5,600            5,630
Washington Mutual Bank, FA 6.875% 2011                                                                        1,250            1,380
Capital One Bank 6.875% 2006                                                                                  1,500            1,536
Capital One Financial Corp. 4.738% 2007                                                                       3,000            3,018
Capital One Financial Corp. 8.75% 2007                                                                          800              861
Capital One Financial Corp. 7.125% 2008                                                                       1,500            1,601
Capital One Capital I 4.293% 2027(1,2)                                                                          250              251
Cho Mitsui Trust and Banking Co., Ltd. 5.506% (undated)(1,2)                                                  7,500            7,185
HBOS Treasury Services PLC 3.75% 2008(2)                                                                      1,500            1,466
HBOS PLC 5.375% (undated)(1,2)                                                                                4,500            4,513
Bank of Scotland 7.00% (undated)(1,2)                                                                           480              508
Mangrove Bay Pass Through Trust 6.102% 2033(1,2,7)                                                            3,750            3,731
Twin Reefs Pass Through Trust 3.77% (undated)(1,2,7)                                                          2,500            2,514
Citigroup Inc. 4.25% 2009                                                                                     3,000            2,958
Citigroup Inc. 4.125% 2010                                                                                    3,000            2,920
J.P. Morgan Chase & Co. 5.75% 2013                                                                            2,750            2,862
J.P. Morgan Chase & Co. 4.75% 2015                                                                            3,000            2,877
Household Finance Corp. 4.125% 2009                                                                           2,000            1,947
Household Finance Corp. 4.75% 2009                                                                            2,500            2,506
Household Finance Corp. 6.375% 2011                                                                           1,000            1,082
CNA Financial Corp. 6.75% 2006                                                                                  230              238
CNA Financial Corp. 6.60% 2008                                                                                1,736            1,823
CNA Financial Corp. 5.85% 2014                                                                                3,125            3,105
Nationwide Life Insurance Co. 5.35% 2007(2)                                                                   1,000            1,019
North Front Pass Through Trust 5.81% 2024(1,2,7)                                                              3,125            3,103
Nationwide Mutual Insurance Co. 7.875% 2033(2)                                                                  750              905
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008                                             4,750            4,710
Rouse Co. 3.625% 2009                                                                                         1,140            1,068
Rouse Co. 7.20% 2012                                                                                          3,360            3,613
Host Marriott, LP, Series M, 7.00% 2012                                                                       2,000            1,990
Host Marriott, LP, Series K, 7.125% 2013                                                                      1,500            1,496
Host Marriott Corp., Series N, 6.375% 2015(2)                                                                 1,200            1,152
Development Bank of Singapore Ltd. 7.875% 2009(2)                                                             4,000            4,483
USA Education, Inc. 5.625% 2007                                                                               3,250            3,335
SLM Corp., Series A, 3.95% 2008                                                                                 500              489
SLM Corp., Series A, 4.00% 2009                                                                                 500              489
PRICOA Global Funding I 4.20% 2010(2)                                                                         2,750            2,692
Prudential Holdings, LLC, Series C, 8.695% 2023(2,7)                                                          1,250            1,586
Countrywide Home Loans, Inc., Series M, 4.125% 2009                                                           2,500            2,411
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                            1,700            1,612
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(1,2)                                                    3,000            3,215
iStar Financial, Inc. 7.00% 2008                                                                                950            1,007
iStar Financial, Inc. 8.75% 2008                                                                                309              346
iStar Financial, Inc. 6.00% 2010                                                                                750              774
iStar Financial, Inc., Series B, 5.125% 2011                                                                  1,000              977
U.S. Bank NA 4.125% 2008                                                                                      3,000            2,977
Bank of America Corp. 4.375% 2010                                                                             3,000            2,957
Berkshire Hathaway Finance Corp. 4.125% 2010(2)                                                               3,000            2,930
Deutsche Bank Capital Funding Trust I, 7.872% (undated)(1,2)                                                  2,500            2,786
LaBranche & Co Inc. 9.50% 2009                                                                                2,750            2,777
Downey Financial Corp. 6.50% 2014                                                                             2,500            2,575
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                                        500              502
United Dominion Realty Trust, Inc. 6.50% 2009                                                                 1,000            1,060
United Dominion Realty Trust, Inc. 5.00% 2012                                                                 1,000              973
Monumental Global Funding II, Series 2003-F, 3.45% 2007(2)                                                    1,800            1,768
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(2)                                                750              765
Liberty Mutual Group 6.50% 2035(2)                                                                            2,500            2,412
EOP Operating LP 8.10% 2010                                                                                     500              569
EOP Operating LP 6.75% 2012                                                                                     750              815
EOP Operating LP 4.75% 2014                                                                                   1,000              939
ProLogis Trust 7.05% 2006                                                                                       250              259
ProLogis Trust 5.50% 2013                                                                                     2,000            2,009
New York Life Global Funding 3.875% 2009(2)                                                                   2,250            2,205
UFJ Finance Aruba AEC 6.75% 2013                                                                              2,000            2,157
Allstate Financial Global Funding LLC 5.25% 2007(2)                                                             750              764
Allstate Financial Global Funding LLC 4.25% 2008(2)                                                           1,250            1,239
Developers Diversified Realty Corp. 3.875% 2009                                                               1,000              964
Developers Diversified Realty Corp. 4.625% 2010                                                               1,000              977
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(2)                                                  2,000            1,921
Hospitality Properties Trust 6.75% 2013                                                                       1,500            1,612
MBNA Corp., Series F, 6.125% 2013                                                                             1,500            1,585
City National Corp. 5.125% 2013                                                                               1,500            1,492
Banco Santander-Chile 5.375% 2014(2)                                                                          1,500            1,490
Bayerische Landesbank, Series F, 2.50% 2006                                                                   1,500            1,480
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(1,2)                                   750              842
Barclays Bank PLC 7.375% (undated)(1,2)                                                                         500              565
First Industrial, LP 6.875% 2012                                                                              1,250            1,359
ReliaStar Financial Corp. 8.00% 2006                                                                            250              265
ING Security Life Institutional Funding 2.70% 2007(2)                                                         1,000              972
MetLife, Inc. 3.911% 2005                                                                                     1,130            1,131
Zions Bancorporation 6.00% 2015                                                                               1,000            1,044
Chevy Chase Bank, FSB 6.875% 2013                                                                             1,000            1,040
ACE INA Holdings Inc. 5.875% 2014                                                                             1,000            1,019
Assurant, Inc. 5.625% 2014                                                                                    1,000            1,017
ERP Operating LP 4.75% 2009                                                                                   1,000            1,001
Simon Property Group, LP 4.875% 2010                                                                          1,000              991
Hartford Financial Services Group, Inc. 2.375% 2006                                                           1,000              978
Providian Financial Corp., Series A, 9.525% 2027(2)                                                             750              795
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(1,2)                                           500              548
Kimco Realty Corp. 6.00% 2012                                                                                   500              530
Kazkommerts International BV 7.00% 2009(2)                                                                      500              496
Advanta Capital Trust I, Series B, 8.99% 2026                                                                   500              489
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                                350              413
TuranAlem Finance BV 8.50% 2015(2)                                                                              375              370
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                                250              276
National Westminster Bank PLC 7.75% (undated)(1)                                                                250              268
                                                                                                                             194,304

TELECOMMUNICATION SERVICES -- 8.25%
Qwest Capital Funding, Inc. 7.75% 2006                                                                          625              635
Qwest Capital Funding, Inc. 7.90% 2010                                                                        3,820            3,677
Qwest Services Corp. 13.50% 2010(2)                                                                           7,037            8,181
Qwest Capital Funding, Inc. 7.25% 2011                                                                        2,000            1,875
Qwest Corp. 9.125% 2012(2)                                                                                    1,250            1,366
Qwest Services Corp. 14.00% 2014(2)                                                                           5,000            6,063
U S WEST Capital Funding, Inc. 6.875% 2028                                                                      575              449
AT&T Corp. 9.05% 2011(1)                                                                                     13,900           15,863
Sprint Capital Corp. 4.78% 2006                                                                               5,000            5,032
Sprint Capital Corp. 6.375% 2009                                                                              5,375            5,682
Sprint Capital Corp. 6.90% 2019                                                                               3,000            3,257
Sprint Capital Corp. 6.875% 2028                                                                              1,250            1,342
Nextel Communications, Inc. 6.875% 2013                                                                       1,350            1,414
Nextel Communications, Inc. 7.375% 2015                                                                      12,250           13,000
American Tower Corp. 9.375% 2009                                                                                 54               57
American Tower Corp. 7.25% 2011                                                                               1,825            1,893
American Tower Corp. 7.125% 2012                                                                              5,250            5,250
American Tower Corp. 7.50% 2012                                                                               4,500            4,590
Dobson Communications Corp. 10.875% 2010                                                                      3,500            3,115
American Cellular Corp., Series B, 10.00% 2011                                                                4,750            4,394
Dobson Cellular Systems, Inc. 9.875% 2012(2)                                                                    500              512
Dobson Communications Corp. 8.875% 2013                                                                         688              544
Crown Castle International Corp. 9.375% 2011                                                                  1,750            1,912
Crown Castle International Corp. 10.75% 2011                                                                  2,000            2,145
Crown Castle International Corp., Series B, 7.50% 2013                                                        2,200            2,426
Crown Castle International Corp. 7.50% 2013                                                                   1,800            1,984
SBC Communications Inc. 4.125% 2009                                                                           2,500            2,434
SBC Communications Inc. 5.10% 2014                                                                            5,950            5,810
Nextel Partners, Inc. 12.50% 2009                                                                               684              756
Nextel Partners, Inc. 8.125% 2011                                                                             5,800            6,191
Rogers Wireless Inc. 7.25% 2012                                                                               3,825            3,921
Rogers Wireless Inc. 7.50% 2015                                                                               1,975            2,049
Rogers Cantel Inc. 9.75% 2016                                                                                   500              592
Telecom Italia Capital SA, Series B, 5.25% 2013                                                               2,750            2,722
Telecom Italia Capital SA 4.95% 2014(2)                                                                       2,500            2,399
Cincinnati Bell Inc. 7.25% 2013                                                                               4,250            4,250
France Telecom 8.50% 2011(1)                                                                                  3,500            4,010
Intelsat, Ltd. 7.805% 2012(1,2)                                                                               3,325            3,392
Intelsat, Ltd. 8.25% 2013(2)                                                                                    575              584
British Telecommunications PLC 8.375% 2010(1)                                                                 3,250            3,780
Cingular Wireless LLC 5.625% 2006                                                                             1,000            1,022
AT&T Wireless Services, Inc. 7.875% 2011                                                                      1,890            2,152
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                               3,090            3,149
BellSouth Corp. 5.20% 2016                                                                                    3,000            2,935
Centennial Cellular Corp. 10.75% 2008                                                                           414              428
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                        1,000            1,110
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.125% 2014(1)                                                   1,000            1,030
NTELOS Inc. 7.85% 2012(1)                                                                                     2,500            2,538
Western Wireless Corp. 9.25% 2013                                                                             2,000            2,290
Triton PCS, Inc. 9.375% 2011                                                                                  1,000              712
Triton PCS, Inc. 8.50% 2013                                                                                   1,250            1,156
ALLTEL Corp. 4.656% 2007                                                                                      1,600            1,611
Vodafone Group PLC 7.75% 2010                                                                                 1,125            1,272
PCCW-HKT Capital Ltd. 8.00% 2011(1,2)                                                                         1,000            1,132
US Unwired Inc., Series B, 10.00% 2012                                                                        1,000            1,112
TELUS Corp. 8.00% 2011                                                                                          750              870
Koninklijke KPN NV 8.00% 2010                                                                                   750              858
Singapore Telecommunications Ltd. 6.375% 2011(2)                                                                750              809
Deutsche Telekom International Finance BV 8.50% 2010(1)                                                         250              288
GT Group Telecom Inc. 13.25% 2010(4,5)                                                                        1,000                0
                                                                                                                             166,022

MATERIALS -- 6.23%
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                                 1,500            1,410
Abitibi-Consolidated Finance LP 7.875% 2009                                                                   5,500            5,514
Abitibi-Consolidated Co. of Canada 6.51% 2011(1)                                                              3,500            3,526
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                                 2,500            2,150
Abitibi-Consolidated Co. of Canada 8.375% 2015                                                                6,000            5,865
Georgia-Pacific Corp. 7.50% 2006                                                                              1,380            1,415
Fort James Corp. 6.875% 2007                                                                                  1,625            1,696
Georgia-Pacific Corp. 8.875% 2010                                                                             2,050            2,299
Georgia-Pacific Corp. 8.125% 2011                                                                             2,700            2,990
Georgia-Pacific Corp. 9.50% 2011                                                                                575              681
Georgia-Pacific Corp. 7.70% 2015                                                                                600              661
Georgia-Pacific Corp. 8.875% 2031                                                                               500              605
JSG Funding PLC 9.625% 2012                                                                                     575              621
JSG Funding PLC 7.75% 2015                                                                              (euro)3,000            3,636
JSG Funding PLC 7.75% 2015(2)                                                                                $2,000            1,870
JSG Holdings PLC 11.50% 2015(8)                                                                         (euro)3,000            3,616
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                             $8,385            9,349
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(2)                                             7,525            7,657
Owens-Brockway Glass Container Inc. 8.875% 2009                                                               2,500            2,681
Owens-Brockway Glass Container Inc. 8.75% 2012                                                                2,250            2,469
Owens-Brockway Glass Container Inc. 6.75% 2014                                                          (euro)1,250            1,653
Stone Container Corp. 9.25% 2008                                                                            $   650              696
Stone Container Corp. 9.75% 2011                                                                                950            1,021
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                     2,000            2,065
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                     2,050            2,050
Rhodia SA 8.00% 2010                                                                                    (euro)2,000            2,605
Rhodia 10.25% 2010                                                                                           $2,500            2,738
Lyondell Chemical Co. 9.50% 2008                                                                              2,300            2,472
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                                    750              808
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                                1,500            1,691
Norske Skogindustrier ASA 7.625% 2011(2)                                                                      2,500            2,821
Norske Skogindustrier ASA 6.125% 2015(2)                                                                      1,500            1,553
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(2)                                                  4,250            4,099
Graphic Packaging International, Inc. 8.50% 2011                                                              2,750            2,901
Graphic Packaging International, Inc. 9.50% 2013                                                                500              533
Luscar Coal Ltd. 9.75% 2011                                                                                   2,750            3,039
Ainsworth Lumber Co. Ltd. 7.25% 2012(2)                                                                         375              369
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                          2,000            1,910
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                            500              478
Weyerhaeuser Co. 5.95% 2008                                                                                     533              556
Weyerhaeuser Co. 6.75% 2012                                                                                   2,000            2,200
Sino-Forest Corp. 9.125% 2011(2)                                                                              2,315            2,468
United States Steel Corp. 9.75% 2010                                                                          2,103            2,340
Alcan Inc. 5.20% 2014                                                                                         2,000            2,017
Building Materials Corp. of America 7.75% 2014                                                                2,000            2,010
Graham Packaging Co., LP 9.875% 2014(2)                                                                       2,000            2,010
Airgas, Inc. 6.25% 2014                                                                                       2,000            2,005
Rockwood Specialties Group, Inc. 7.625% 2014                                                            (euro)1,500            1,973
Steel Dynamics, Inc. 9.50% 2009                                                                              $1,750            1,894
Associated Materials Inc. 9.75% 2012                                                                          1,750            1,890
Crompton Corp. 8.71% 2010(1)                                                                                  1,600            1,792
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014(2,3,7)                         1,044              736
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(2,7)                                                             650              744
Ispat Inland ULC 9.75% 2014                                                                                   1,186            1,394
Oregon Steel Mills, Inc. 10.00% 2009                                                                          1,000            1,088
ICI Wilmington, Inc. 5.625% 2013                                                                                750              761
Allegheny Technologies, Inc. 8.375% 2011                                                                        500              538
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(9)                                                              1,500              458
Kappa Beheer BV 10.625% 2009                                                                              (euro)250              342
                                                                                                                             125,429

MORTGAGE-BACKED OBLIGATIONS(7) -- 5.84%
Fannie Mae, Series 2000-T5B, 7.30% 2010                                                                       6,500            7,283
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011                                                             5,000            5,196
Fannie Mae, Series 2001-T6B, 6.088% 2011                                                                      6,750            7,219
Fannie Mae 6.00% 2013                                                                                           132              137
Fannie Mae 6.00% 2016                                                                                           191              197
Fannie Mae 6.00% 2016                                                                                           127              132
Fannie Mae 6.00% 2017                                                                                           803              830
Fannie Mae 10.00% 2018                                                                                           21               24
Fannie Mae, Series 2001-4, Class GA, 10.239% 2025(1)                                                            262              301
Fannie Mae 7.00% 2026                                                                                           101              107
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                               357              377
Fannie Mae 6.50% 2031                                                                                            31               32
Fannie Mae 7.50% 2031                                                                                            59               64
Fannie Mae, Series 2001-20, Class C, 12.00% 2031(1)                                                             174              201
Fannie Mae 5.00% 2033                                                                                         3,429            3,364
Fannie Mae 6.00% 2034                                                                                        16,108           16,474
Fannie Mae 5.50% 2035                                                                                         2,000            2,003
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                              251              261
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                                233              246
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                                348              366
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032                      1,520            1,692
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                     4,454            4,370
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035                       750              813
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034                               2,500            2,579
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042                              4,000            4,002
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                            1,000            1,012
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035                             361              363
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103% 2036                            1,106            1,152
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1, 3.883% 2037                             2,408            2,375
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26% 2040                                29               29
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040                             1,250            1,320
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015(2)                                             5,000            4,978
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                        4,412            4,482
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                                750              793
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                              1,068            1,127
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                             1,750            1,954
Freddie Mac 4.00% 2015                                                                                        3,000            2,877
Freddie Mac 6.00% 2034                                                                                          680              696
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046              3,500            3,491
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031                                 1,500            1,652
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.657% 2034(1)                          1,763            1,765
Government National Mortgage Assn. 5.50% 2017                                                                   698              717
Government National Mortgage Assn. 7.00% 2023                                                                    96              102
Government National Mortgage Assn. 7.50% 2023                                                                    54               58
Government National Mortgage Assn. 8.00% 2023                                                                   208              225
Government National Mortgage Assn. 7.00% 2024                                                                   157              166
Government National Mortgage Assn. 7.00% 2024                                                                    56               59
Government National Mortgage Assn. 7.50% 2024                                                                    32               35
Government National Mortgage Assn. 7.00% 2025                                                                    89               95
Government National Mortgage Assn. 7.00% 2029                                                                    58               61
Government National Mortgage Assn. 7.00% 2029                                                                    29               31
Government National Mortgage Assn. 7.50% 2030                                                                   190              204
Government National Mortgage Assn. 7.50% 2030                                                                    60               65
Government National Mortgage Assn. 7.50% 2030                                                                    40               43
Government National Mortgage Assn. 7.50% 2030                                                                    38               41
Government National Mortgage Assn. 7.50% 2030                                                                     9               10
Government National Mortgage Assn. 8.00% 2030                                                                    90               98
Government National Mortgage Assn. 8.00% 2030                                                                    70               76
Government National Mortgage Assn. 8.00% 2030                                                                    65               70
Government National Mortgage Assn. 8.00% 2031                                                                   125              135
Government National Mortgage Assn. 7.50% 2032                                                                   317              341
Government National Mortgage Assn. 6.50% 2034                                                                   216              226
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033                                               2,500            2,792
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(2)                                                    2,574            2,714
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.713% 2034(1)                                       2,602            2,609
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 2033(1)                                          1,226            1,225
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.031% 2034(1)                                          1,350            1,349
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.215% 2030(1)                                      1,250            1,308
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.215% 2030(1)                                      1,000            1,063
Morgan Stanley Capital I, Inc., Series 1997-HF1, Class B, 7.33% 2029(2)                                       1,000            1,041
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                        1,000            1,055
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008                               665              708
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033                            1,250            1,349
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59% 2034                               179              180
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                           1,250            1,317
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034(1)                              1,419            1,403
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                               1,000            1,084
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034                     953              981
Chase Manhattan Bank -- First Union National Bank, Commercial Mortgage Trust,
        Series 1999-1, Class B, 7.619% 2031                                                                     750              835
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(2)                                          727              737
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033(1)                       692              687
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                           622              638
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                         500              566
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                          500              531
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.539% 2027(1,2)                                   160              166
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 1998-C2,
        Class A-1, 6.28% 2035                                                                                    79               79
                                                                                                                             117,611

INDUSTRIALS -- 5.70%
Allied Waste North America, Inc. 8.50% 2008                                                                   4,750            4,893
Allied Waste North America, Inc., Series B, 8.875% 2008                                                       1,500            1,558
Allied Waste North America, Inc., Series B, 6.50% 2010                                                        2,250            2,194
Allied Waste North America, Inc., Series B, 5.75% 2011                                                        1,000              915
Allied Waste North America, Inc., Series B, 6.125% 2014                                                       2,000            1,795
Kansas City Southern Railway Co. 9.50% 2008                                                                   4,950            5,420
Kansas City Southern Railway Co. 7.50% 2009                                                                   2,650            2,716
Bombardier Capital Inc., Series A, 6.125% 2006(2)                                                             2,680            2,687
Bombardier Inc. 6.30% 2014(2)                                                                                 6,000            5,070
Hutchison Whampoa International Ltd. 7.00% 2011(2)                                                            1,000            1,090
Hutchison Whampoa International Ltd. 6.50% 2013(2)                                                            2,750            2,908
Hutchison Whampoa International Ltd. 6.25% 2014(2)                                                            3,000            3,126
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017(2)                                                         500              562
Terex Corp. 9.25% 2011                                                                                        1,250            1,369
Terex Corp. 7.375% 2014                                                                                       6,000            6,150
Cendant Corp. 6.25% 2008                                                                                      3,000            3,125
Cendant Corp. 7.375% 2013                                                                                     3,500            3,960
TFM, SA de CV 10.25% 2007                                                                                     3,335            3,552
TFM, SA de CV 11.75% 2009                                                                                       445              447
TFM, SA de CV 12.50% 2012                                                                                     1,730            2,015
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005(7)                                             500              476
Continental Airlines, Inc. 8.00% 2005                                                                         1,000              990
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011(7)                                          1,000              961
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012(7)                                          2,070            2,055
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020(7)                                              321              273
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(7)                                          1,263            1,246
Tyco International Group SA 6.125% 2008                                                                       2,375            2,494
Tyco International Group SA 6.375% 2011                                                                       2,520            2,694
General Electric Capital Corp., Series A, 5.375% 2007                                                         1,250            1,278
General Electric Capital Corp., Series A, 6.00% 2012                                                          1,000            1,067
General Electric Co. 5.00% 2013                                                                               2,750            2,750
American Standard Inc. 8.25% 2009                                                                             1,700            1,918
American Standard Inc. 7.625% 2010                                                                            2,300            2,563
Northwest Airlines, Inc. 9.875% 2007                                                                          2,000            1,500
Northwest Airlines, Inc. 7.875% 2008                                                                          1,000              625
Northwest Airlines, Inc. 10.00% 2009                                                                          2,750            1,733
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020(7)                                                404              441
Delta Air Lines, Inc. 7.70% 2005                                                                              2,000            1,630
Delta Air Lines, Inc. 8.00% 2007(2)                                                                           1,500              694
Delta Air Lines, Inc. 10.00% 2008                                                                             1,750              779
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2010(7)                                                  1,000              563
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013(7)                                                   372              178
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(2,7)                                          1,101            1,177
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(2,7)                            2,150            2,331
H-Lines Finance Holding Corp. 0%/11.00% 2013(2,3)                                                             4,000            3,140
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(7)                                             3,008            3,046
Waste Management, Inc. 7.00% 2006                                                                             1,000            1,041
Waste Management, Inc. 7.375% 2010                                                                              650              725
WMX Technologies, Inc. 7.10% 2026                                                                               500              568
Raytheon Co. -- RC Trust I 7.00% trust preferred 2006                                                         2,000            2,070
Builders FirstSource, Inc. 7.024% 2012(1,2)                                                                   2,000            1,980
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023(7)                                    500              533
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024(7)                                  1,500            1,440
John Deere Capital Corp. 3.90% 2008                                                                           1,500            1,478
Deere & Co. 8.95% 2019                                                                                          250              288
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006(4,7)                           386              145
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012(4,7)                                             1,674            1,543
THL Buildco, Inc. 8.50% 2014                                                                                  1,725            1,673
Dyncorp International LLC 9.50% 2013(2)                                                                       1,500            1,464
K&F Acquisition, Inc. 7.75% 2014(2)                                                                           1,400            1,365
Standard Aero Holdings, Inc. 8.25% 2014(2)                                                                    1,075            1,118
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006(7)                                                1,000            1,018
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021(7)                 1,000              987
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023(2,7)                717              727
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022(7)                              409              445
Jet Equipment Trust, Series 1994-A, 11.79% 2013(2,4)                                                           250                --
                                                                                                                             114,762

UTILITIES -- 4.22%
Edison Mission Energy 10.00% 2008                                                                             3,000            3,349
Mission Energy Holding Co. 13.50% 2008                                                                        1,525            1,838
Edison Mission Energy 7.73% 2009                                                                              1,500            1,571
Edison Mission Energy 9.875% 2011                                                                             5,425            6,293
Midwest Generation, LLC, Series B, 8.56% 2016(7)                                                              1,900            2,124
Homer City Funding LLC 8.734% 2026(7)                                                                           999            1,161
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                                  3,250            3,640
AES Corp. 9.50% 2009                                                                                            695              764
AES Corp. 9.375% 2010                                                                                         2,519            2,790
AES Corp. 8.75% 2013(2)                                                                                       5,350            5,858
AES Gener SA 7.50% 2014                                                                                       1,000              988
AES Corp. 9.00% 2015(2)                                                                                         350              387
AES Ironwood, LLC 8.857% 2025(7)                                                                              1,190            1,374
AES Red Oak, LLC, Series B, 9.20% 2029(7)                                                                     2,500            2,837
Dynegy Holdings Inc. 9.875% 2010(2)                                                                           3,225            3,471
Dynegy Holdings Inc. 10.125% 2013(2)                                                                          3,750            4,106
Southern Power Co., Series B, 6.25% 2012                                                                      6,000            6,456
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                  4,750            5,356
Nevada Power Co., Series I, 5.875% 2015(2)                                                                      150              147
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(2)                                                4,900            4,937
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                   2,750            2,805
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                          1,500            1,522
Commonwealth Edison Co., Series 99, 3.70% 2008                                                                1,500            1,473
Exelon Generation Co., LLC 6.95% 2011                                                                         1,300            1,432
Constellation Energy Group, Inc. 6.125% 2009                                                                  2,550            2,690
TXU Corp., Series O, 4.80% 2009(2)                                                                            1,700            1,649
Oncor Electric Delivery Co. 6.375% 2012                                                                         800              859
American Electric Power Co., Inc., Series A, 6.125% 2006                                                      2,200            2,249
Drax Group Ltd., Class A-1, 7.418% 2015(1,2)                                                             (pound)242              459
Drax Group Ltd., Class A-2, unit 8.918% 2015(1,2,10)                                                            278            1,249
Drax Group Ltd., Class B, 6.918% 2025(1,2)                                                                      205              430
Duke Capital Corp. 6.25% 2013                                                                                $1,000            1,057
Duke Capital Corp. 5.50% 2014                                                                                 1,000              999
SP PowerAssets Ltd. 3.80% 2008(2)                                                                             2,000            1,952
NiSource Finance Corp. 7.625% 2005                                                                            1,250            1,279
Cilcorp Inc. 8.70% 2009                                                                                       1,000            1,146
Israel Electric Corp. Ltd. 7.70% 2018(2)                                                                      1,000            1,127
PSEG Energy Holdings Inc. 8.625% 2008                                                                         1,000            1,060
                                                                                                                              84,884

INFORMATION TECHNOLOGY -- 2.60%
Electronic Data Systems Corp. 6.334% 2006                                                                     2,000            2,050
Electronic Data Systems Corp. 7.125% 2009                                                                     8,050            8,661
Electronic Data Systems Corp., Series B, 6.50% 2013(1)                                                        3,900            3,995
Sanmina-SCI Corp. 10.375% 2010                                                                                3,750            4,219
Sanmina-SCI Corp. 6.75% 2013(2)                                                                               4,000            3,770
Nortel Networks Ltd. 6.125% 2006                                                                              5,975            6,020
Motorola, Inc. 7.625% 2010                                                                                    1,500            1,687
Motorola, Inc. 8.00% 2011                                                                                     2,000            2,318
Motorola, Inc. 7.50% 2025                                                                                       500              575
Motorola, Inc. 6.50% 2028                                                                                       250              261
Motorola, Inc. 5.22% 2097                                                                                     1,000              805
Xerox Corp. 7.125% 2010                                                                                       5,000            5,194
Jabil Circuit, Inc. 5.875% 2010                                                                               3,500            3,618
Solectron Corp., Series B, 7.375% 2006                                                                          625              640
Solectron Corp. 9.625% 2009                                                                                   2,750            2,977
Freescale Semiconductor, Inc. 6.875% 2011                                                                     2,400            2,481
Viasystems, Inc. 10.50% 2011                                                                                  1,500            1,492
Lucent Technologies Inc. 7.25% 2006                                                                           1,000            1,027
Celestica Inc. 7.875% 2011                                                                                      600              610
Exodus Communications, Inc. 11.625% 2010(4,5)                                                                   382                0
                                                                                                                              52,400

ASSET-BACKED OBLIGATIONS(7) -- 2.51%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009(2)                                      3,000            2,963
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010(2)                                      3,250            3,184
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011(1,2)                                   5,000            5,011
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016                                3,097            3,179
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020                                   3,300            3,439
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032                                                          2,000            1,962
CWABS, Inc., Series 2004-12, Class 2-AV-2, 3.13% 2033(1)                                                      2,500            2,507
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2, 2.71% 2026                           1,600            1,593
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-I-2, 3.08% 2035(1)                        2,500            2,501
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009(2)                            3,000            2,995
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012                                        3,000            2,956
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                                        2,500            2,723
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 3.16% 2035(1)              2,500            2,504
Green Tree Financial Corp., Series 1995-6, Class B-2, 8.00% 2026(4)                                             803               32
Green Tree Financial Corp., Series 1996-5, Class B-2, 8.45% 2027(4)                                             660                2
Green Tree Financial Corp., Series 1997-8, Class B-2, 7.75% 2028(4)                                             342                1
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029(4)                                     1,699            1,546
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033                       109              109
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007(2)           1,500            1,549
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                                1,500            1,466
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009(2)                                         1,250            1,248
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                   1,216            1,216
Banco Itau SA, Series 2002, XLCA insured, 3.996% 2007(1,2)                                                    1,015            1,007
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                                860              864
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                         786              792
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011(2)                          793              781
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(2)                                  729              775
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 3.51% 2010(1,2)                                750              755
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(2)                               439              439
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3, FSA insured, 2.72% 2007                     274              274
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685% 2012(2)                          53               53
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012(2)                         141              141
                                                                                                                              50,567

CONSUMER STAPLES -- 2.30%
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                         2,105            2,152
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                         6,005            6,620
Ahold Finance U.S.A., Inc. 6.50% 2017                                                                    (pound)525              963
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(7)                                              $   233              242
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(7)                                                2,825            3,079
Jean Coutu Group (PJC) Inc. 7.625% 2012                                                                         800              820
Jean Coutu Group (PJC) Inc. 8.50% 2014                                                                        7,200            7,029
Delhaize America, Inc. 8.125% 2011                                                                            6,400            7,146
Rayovac Corp. 7.375% 2015(2)                                                                                  5,750            5,534
CVS Corp. 6.117% 2013(2,7)                                                                                    1,375            1,448
CVS Corp. 5.298% 2027(2,7)                                                                                    2,361            2,364
Stater Bros. Holdings Inc. 6.51% 2010(1)                                                                      2,550            2,537
Stater Bros. Holdings Inc. 8.125% 2012                                                                          500              485
Rite Aid Corp. 6.875% 2013                                                                                    2,125            1,987
Gold Kist Inc. 10.25% 2014                                                                                    1,371            1,570
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                        1,000            1,095
Duane Reade Inc. 7.51% 2010(1,2)                                                                              1,000            1,015
SUPERVALU INC. 7.50% 2012                                                                                       165              190
                                                                                                                              46,276

ENERGY -- 2.29%
Premcor Refining Group Inc. 9.25% 2010                                                                        3,750            4,144
Premcor Refining Group Inc. 6.125% 2011                                                                       2,000            2,000
Premcor Refining Group Inc. 6.75% 2011                                                                        2,700            2,774
Premcor Refining Group Inc. 9.50% 2013                                                                          650              730
Premcor Refining Group Inc. 6.75% 2014                                                                        2,000            2,010
Premcor Refining Group Inc. 7.50% 2015                                                                          275              284
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(2,7)                                                6,250            6,219
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(7)                                                  3,000            2,985
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(2,7)                                                    5,659            5,529
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(7)                                                         79               77
Newfield Exploration Co. 8.375% 2012                                                                          3,250            3,526
Newfield Exploration Co. 6.625% 2014                                                                          1,000            1,018
Williams Companies, Inc. 7.125% 2011                                                                            500              524
Williams Companies, Inc. 8.125% 2012                                                                          3,030            3,333
Delek & Avner-Yam Tethys Ltd. 5.326% 2013(2,7)                                                                2,500            2,470
General Maritime Corp. 10.00% 2013                                                                            2,200            2,458
Petrozuata Finance, Inc., Series B, 8.22% 2017(2,7)                                                           2,500            2,362
Teekay Shipping Corp. 8.875% 2011                                                                             1,200            1,344
Devon Financing Corp., ULC 6.875% 2011                                                                          750              827
Southern Natural Gas Co. 8.00% 2032                                                                             750              809
Reliance Industries Ltd., Series B, 10.25% 2097                                                                 500              555
                                                                                                                              45,978

HEALTH CARE -- 2.00%
Columbia/HCA Healthcare Corp. 6.91% 2005                                                                      4,500            4,551
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                      2,500            2,603
Columbia/HCA Healthcare Corp. 8.85% 2007                                                                      2,000            2,134
HCA Inc. 5.50% 2009                                                                                           5,500            5,466
Concentra Operating Corp. 9.50% 2010                                                                          4,000            4,300
Concentra Operating Corp. 9.125% 2012                                                                         3,250            3,461
Amgen Inc. 4.00% 2009(2)                                                                                      2,500            2,438
Tenet Healthcare Corp. 6.375% 2011                                                                            1,000              927
Tenet Healthcare Corp. 9.875% 2014                                                                            1,000            1,045
Tenet Healthcare Corp. 9.25% 2015(2)                                                                            375              376
Triad Hospitals, Inc. 7.00% 2012                                                                              2,250            2,284
Health Net, Inc. 9.875% 2011(1)                                                                               1,875            2,235
Universal Hospital Services, Inc., Series B, 10.125% 2011                                                     2,000            2,060
Humana Inc. 7.25% 2006                                                                                        1,500            1,554
Aetna Inc. 7.375% 2006                                                                                        1,400            1,441
Quintiles Transnational Corp. 10.00% 2013                                                                     1,250            1,412
UnitedHealth Group Inc. 5.20% 2007                                                                            1,000            1,018
Warner Chilcott Corp. 8.75% 2015(2)                                                                           1,000            1,010
                                                                                                                              40,315

NON-U.S. GOVERNMENT OBLIGATIONS -- 1.83%
German Government 5.25% 2008                                                                            (euro)5,650            7,812
German Government 5.25% 2011                                                                                  1,750            2,517
United Mexican States Government Global 4.625% 2008                                                          $2,735            2,704
United Mexican States Government Global 8.625% 2008                                                           2,500            2,758
United Mexican States Government Global 10.375% 2009                                                            500              592
United Mexican States Government Global 9.875% 2010                                                           1,000            1,192
United Mexican States Government Global 11.375% 2016                                                          1,750            2,503
Russian Federation 8.25% 2010                                                                                 3,500            3,779
Russian Federation 8.25% 2010(2)                                                                              2,000            2,159
Panama (Republic of) Global 9.375% 2023                                                                       1,920            2,160
Panama (Republic of) Global 9.375% 2029                                                                       1,000            1,145
Brazil (Federal Republic of) 14.50% 2009                                                                      1,500            1,891
Brazil (Federal Republic of) Global 10.25% 2013                                                                 375              410
Brazil (Federal Republic of) Global 11.00% 2040                                                                 500              557
Argentina (Republic of) 3.01% 2012(1,7)                                                                       2,000            1,688
Canadian Government 5.08% 2026(6)                                                                           C$1,195            1,382
Dominican Republic 9.04% 2013(2)                                                                             $1,000              917
State of Qatar 9.75% 2030                                                                                       500              722
                                                                                                                              36,888

MUNICIPALS -- 0.69%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
        Asset-backed Bonds, 6.125% 2027                                                                       3,210            3,262
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
        Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                                        1,640            1,652
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
        Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                                        1,500            1,537
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 4.375% 2019                                                                                 1,500            1,501
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 6.125% 2024                                                                                   750              762
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
        Federally Taxable, Series 2003-E, 5.55% 2014                                                          1,625            1,598
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2002-A, Class A, 6.72% 2025                                                                       1,637            1,514
State of California, Department of Water Resources, Power Supply Revenue Bonds,
        Series 2002-E, 4.33% 2006                                                                             1,500            1,503
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001-A, Class A, 6.36% 2025                                                                         535              540
                                                                                                                              13,869


Total bonds & notes (cost: $1,687,949,000)                                                                                 1,702,558


                                                                                                          Shares or
Convertible securities -- 0.82%                                                                    principal amount

CONSUMER DISCRETIONARY -- 0.29%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                                   (euro)3,061,000            4,037
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                                            $648,000              645
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                            24,400            1,106
                                                                                                                               5,788

TELECOMMUNICATION SERVICES -- 0.22%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                                     (euro)1,750,000            2,498
American Tower Corp. 5.00% convertible debentures 2010                                                   $2,000,000            1,987
                                                                                                                               4,485

INFORMATION TECHNOLOGY -- 0.16%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                         $1,500,000            1,326
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                         $1,000,000              969
Celestica Inc. 0% convertible debentures 2020                                                            $1,700,000              963
                                                                                                                               3,258

FINANCIALS -- 0.15%
Providian Financial Corp. 3.25% convertible debentures 2005                                              $3,000,000            3,011


Total convertible securities (cost: $12,883,000)                                                                              16,542


                                                                                                                        Market value
Warrants -- 0.03%                                                                                            Shares            (000)

TELECOMMUNICATION SERVICES -- 0.03%
American Tower Corp., warrants, expire 2008(2,11)                                                             3,000        $     684
XO Communications, Inc., Series A, warrants, expire 2010(11)                                                  1,698                1
XO Communications, Inc., Series B, warrants, expire 2010(11)                                                  1,273               --
XO Communications, Inc., Series C, warrants, expire 2010(11)                                                  1,273               --
GT Group Telecom Inc., warrants, expire 2010(2,5,11)                                                          1,000                0

TOTAL WARRANTS (COST: $54,000)                                                                                                   685


Preferred stocks -- 2.91%

FINANCIALS -- 2.83%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(1,2)                                     6,430,000            7,332
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(1,2)                               6,075,000            6,753
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred(1,2)                  8,030,000            9,697
Fannie Mae, Series O, 7.00% preferred 2007(2)                                                               130,000            7,223
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(1,2)                             4,650,000            5,310
ING Capital Funding Trust III 8.439% noncumulative preferred(1)                                           4,250,000            4,982
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(1,2)                                         3,750,000            4,224
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%                                      2,200,000            2,254
RBS Capital Trust I noncumulative trust preferred 4.709%(1)                                               1,500,000            1,451
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(1,2)                                       1,175,000            1,268
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(1,2)                                         850,000            1,020
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities(2)                       65,000            1,767
ACE Ltd., Series C, 7.80% preferred depositary shares                                                        60,000            1,561
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(1,2)                 750,000              851
First Republic Capital Corp., Series A, 10.50% preferred(2)                                                     750              789
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                                   20,000              538
                                                                                                                              57,020

TELECOMMUNICATION SERVICES -- 0.06%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                         1,807            1,229

CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(11)                                            5,000               16

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units(5)                                                                            55                0

MISCELLANEOUS -- 0.02%
Other preferred stocks in initial period of acquisition                                                                          324


Total preferred stocks (cost: $55,313,000)                                                                                    58,589


Common stocks -- 0.10%

TELECOMMUNICATION SERVICES -- 0.06%
Nextel Communications, Inc., Class A(11)                                                                     26,609              756
NTELOS Inc.(2,5,11)                                                                                          13,568              536
XO Communications, Inc.(11)                                                                                     848                2
                                                                                                                               1,294

INDUSTRIALS -- 0.03%
DigitalGlobe Inc.(2,5,11)                                                                                   306,464              307
Delta Air Lines, Inc.(2,11)                                                                                  60,887              247
                                                                                                                                 554

INFORMATION TECHNOLOGY -- 0.01%
ZiLOG, Inc.(11)                                                                                              32,500              167

HEALTH CARE -- 0.00%
Clarent Hospital Corp.(5,11)                                                                                 16,114                8


TOTAL COMMON STOCKS (COST: $2,736,000)                                                                                         2,023


                                                                                                  Principal amount
Short-term securities -- 11.47%                                                                              (000)

U.S. Treasury Bills 2.315%-2.65% due 4/7-4/14/2005                                                          $21,800           21,784
Preferred Receivables Funding Corp. 2.64% due 4/5/2005(2)                                                    11,000           10,996
Park Avenue Receivables Co., LLC 2.64% due 4/6/2005(2)                                                        9,800            9,796
Anheuser-Busch Cos. Inc. 2.70% due 5/12/2005(2)                                                              20,000           19,938
BellSouth Corp. 2.57%-2.60% due 4/1-4/8/2005(2)                                                              19,100           19,095
Variable Funding Capital Corp. 2.68%-2.70% due 4/19-4/22/2005(2)                                             16,800           16,775
Ranger Funding Co. LLC 2.79% due 4/22/2005(2)                                                                15,000           14,974
Hewlett-Packard Co. 2.75% due 4/27/2005(2)                                                                   15,000           14,969
Coco-Cola Co. 2.59% due 4/18/2005                                                                            14,600           14,581
Freddie Mac 2.82% due 5/27/2005                                                                              14,200           14,134
Pfizer Inc 2.60% due 4/13/2005(2)                                                                            11,900           11,889
Gannett Co. 2.53% due 4/5/2005(2)                                                                            10,700           10,696
Harley-Davidson Funding Corp. 2.62%-2.83% due 4/18-5/20/2005(2)                                              10,300           10,281
Three Pillars Funding, LLC 2.67%-2.68% due 4/7/2005(2)                                                        8,100            8,096
Federal Home Loan Bank 2.585% due 4/27/2005(12)                                                               7,800            7,786
IBM Capital Inc. 2.75% due 4/22/2005(2)                                                                       6,400            6,389
Wal-Mart Stores Inc. 2.84% due 5/24/2005(2,12)                                                                5,900            5,876
Medtronic Inc. 2.76% due 4/28/2005(2)                                                                         4,900            4,889
Emerson Electric Co. 2.70% due 4/11/2005(2)                                                                   4,600            4,596
CAFCO, LLC 2.65% due 4/8/2005(2)                                                                              3,200            3,198

TOTAL SHORT-TERM SECURITIES (COST: $230,738,000)                                                                             230,738


TOTAL INVESTMENT SECURITIES (COST: $1,989,673,000)                                                                         2,011,135
OTHER ASSETS LESS LIABILITIES                                                                                                  1,527

NET ASSETS                                                                                                                $2,012,662


 "Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Coupon rate may change periodically.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $504,514,000, which represented 25.07% of the net assets of the fund.

(3)  Step bond; coupon rate will increase at a later date.

(4) Company not making scheduled interest payments; bankruptcy proceedings pending.

(5) Valued under fair value procedures adopted by authority of the Board of Trustees.

(6) Index-linked bond whose principal amount moves with a government retail price index.

(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(8) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(9) Company did not make principal payment upon scheduled maturity date; reorganization pending.

(10) This unit also contains 52,000 par of Drax Group Ltd., Class A-3, 10.038% 2020 and 52,000 shares of Drax Group Ltd. common stock.

(11) Security did not produce income during the last 12 months.

(12) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.



Federal income tax information                                                  (dollars in thousands)

Gross unrealized appreciation on investment securities                                    $     53,176
Gross unrealized depreciation on investment securities                                        (32,142)
Net unrealized appreciation on investment securities                                            21,034
Cost of investment securities for federal income tax purposes                                1,990,101





HIGH INCOME BOND FUND
INVESTMENT PORTFOLIO



March 31, 2005                                                                                                             unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 80.49%                                                                                       (000)            (000)

CONSUMER DISCRETIONARY -- 22.08%
Ford Motor Credit Co. 7.375% 2009                                                                            $1,750           $1,759
Ford Motor Credit Co. 7.875% 2010                                                                             7,125            7,261
General Motors Acceptance Corp. 6.125% 2007                                                                   1,500            1,463
General Motors Acceptance Corp. 7.75% 2010                                                                    2,300            2,211
General Motors Acceptance Corp. 6.875% 2011                                                                   2,000            1,812
General Motors Corp. 7.20% 2011                                                                               1,000              904
General Motors Acceptance Corp. 5.11% 2014(1)                                                                 1,650            1,421
Young Broadcasting Inc. 8.50% 2008                                                                              900              947
Young Broadcasting Inc. 10.00% 2011                                                                           6,392            6,568
Telenet Communications NV 9.00% 2013                                                                    (euro)2,850            4,147
Telenet Group Holding NV 0%/11.50% 2014(2,3)                                                                 $3,275            2,493
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                              1,333            1,366
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011(3)      1,050              845
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012(3)     1,000              630
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012(2)        1,875            1,875
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                   1,808            1,817
Cinemark USA, Inc. 9.00% 2013                                                                                 4,545            4,954
Cinemark, Inc. 0%/9.75% 2014(3)                                                                               2,000            1,430
CanWest Media Inc., Series B, 10.625% 2011                                                                      625              684
CanWest Media Inc. 8.00% 2012(2)                                                                              3,566            3,771
CanWest Media Inc., Series B, 7.625% 2013                                                                     1,650            1,749
J.C. Penney Co., Inc. 7.375% 2008                                                                               250              255
J.C. Penney Co., Inc. 8.00% 2010                                                                                750              754
J.C. Penney Co., Inc. 9.00% 2012                                                                                376              393
J.C. Penney Co., Inc. 6.875% 2015                                                                             2,000            1,830
J.C. Penney Co., Inc. 7.65% 2016                                                                              1,400            1,337
J.C. Penney Co., Inc. 7.95% 2017                                                                                235              224
Quebecor Media Inc. 11.125% 2011                                                                              2,270            2,520
Sun Media Corp. 7.625% 2013                                                                                   2,000            2,135
Delphi Automotive Systems Corp. 6.50% 2009                                                                    3,000            2,701
Delphi Corp. 6.50% 2013                                                                                         555              457
Delphi Automotive Systems Corp. 7.125% 2029                                                                     500              398
Delphi Trust II, trust preferred securities, 6.197% 2033(1)                                                   1,500              760
Radio One, Inc., Series B, 8.875% 2011                                                                        4,000            4,300
Carmike Cinemas, Inc. 7.50% 2014                                                                              4,275            4,216
RH Donnelley Inc. 8.875% 2010(2)                                                                              1,000            1,095
RH Donnelley Inc. 10.875% 2012(2)                                                                             2,500            2,894
Six Flags, Inc. 8.875% 2010                                                                                     625              591
Six Flags, Inc. 9.75% 2013                                                                                    2,125            1,992
Six Flags, Inc. 9.625% 2014                                                                                   1,500            1,391
Kabel Deutschland GmbH 10.625% 2014(2)                                                                        3,480            3,863
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009                                           500              552
Dex Media, Inc., Series B, 0%/9.00% 2013(3)                                                                     250              191
Dex Media, Inc., Series B, 0%/9.00% 2013(3)                                                                     250              191
Dex Media, Inc., Series B, 8.00% 2013                                                                         2,575            2,678
Stoneridge, Inc. 11.50% 2012                                                                                  3,150            3,504
Tenneco Automotive Inc., Series B, 10.25% 2013                                                                1,500            1,680
Tenneco Automotive Inc. 8.625% 2014(2)                                                                        1,585            1,549
Mohegan Tribal Gaming Authority 6.375% 2009                                                                   2,520            2,514
Mohegan Tribal Gaming Authority 7.125% 2014                                                                     575              579
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                                2,750            2,963
Grupo Posadas, SA de CV 8.75% 2011(2)                                                                         2,250            2,407
Grupo Posadas, SA de CV 8.75% 2011(2)                                                                           500              535
Visteon Corp. 8.25% 2010                                                                                      3,000            2,865
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                         725              760
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                       1,375            1,518
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                         275              314
Royal Caribbean Cruises Ltd. 6.875% 2013                                                                        250              262
NTL Cable PLC 8.75% 2014(1,2)                                                                                 1,350            1,461
NTL Cable PLC 8.75% 2014                                                                                 (euro) 500              693
NTL Cable PLC 9.75% 2014(2)                                                                              (pound)300              585
D.R. Horton, Inc. 8.00% 2009                                                                                 $1,875            2,025
D.R. Horton, Inc. 7.875% 2011                                                                                   300              329
Schuler Homes, Inc. 10.50% 2011                                                                                 250              278
D.R. Horton, Inc. 6.875% 2013                                                                                    75               78
Technical Olympic USA, Inc. 9.00% 2010                                                                          900              940
Technical Olympic USA, Inc. 10.375% 2012                                                                      1,500            1,650
Mirage Resorts, Inc. 6.75% 2007                                                                                 550              562
Mirage Resorts, Inc. 6.75% 2008                                                                                 500              513
MGM MIRAGE 6.00% 2009                                                                                         1,150            1,140
MGM MIRAGE 6.75% 2012                                                                                           300              304
Reader's Digest Association, Inc. 6.50% 2011                                                                  2,500            2,506
NextMedia Operating, Inc. 10.75% 2011                                                                         2,250            2,467
Blockbuster Inc. 9.00% 2012(2)                                                                                2,475            2,413
Boyds Collection, Ltd., Series B, 9.00% 2008                                                                  2,389            2,281
William Lyon Homes, Inc. 10.75% 2013                                                                          1,750            1,934
William Lyon Homes, Inc. 7.50% 2014                                                                             375              345
Liberty Media Corp. 7.875% 2009                                                                               1,000            1,083
Liberty Media Corp. 5.70% 2013                                                                                  500              472
Liberty Media Corp. 8.25% 2030                                                                                  600              610
AMC Entertainment Inc. 9.50% 2011                                                                               767              790
AMC Entertainment Inc. 9.875% 2012                                                                              375              397
AMC Entertainment Inc. 8.00% 2014                                                                               850              816
American Media Operations, Inc., Series B, 10.25% 2009                                                          125              129
American Media Operations, Inc. 8.875% 2011                                                                   1,790            1,853
Gaylord Entertainment Co. 8.00% 2013                                                                          1,445            1,503
Gaylord Entertainment Co. 6.75% 2014(2)                                                                         500              476
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                      625              703
K. Hovnanian Enterprises, Inc. 6.00% 2010(2)                                                                  1,250            1,227
ITT Corp. 6.75% 2005                                                                                          1,325            1,342
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                           500              549
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                              1,725            1,876
Dillard's, Inc. 6.69% 2007                                                                                      790              820
Dillard's, Inc. 6.30% 2008                                                                                      700              698
Dillard Department Stores, Inc. 7.85% 2012                                                                      350              357
Boyd Gaming Corp. 9.25% 2009                                                                                    250              266
Boyd Gaming Corp. 7.75% 2012                                                                                  1,000            1,052
Boyd Gaming Corp. 8.75% 2012                                                                                    500              544
Toys "R" Us, Inc. 7.625% 2011                                                                                    60               57
Toys "R" Us, Inc. 7.875% 2013                                                                                 1,890            1,696
Cablevision Systems Corp. 8.00% 2012(2)                                                                       1,545            1,595
Argosy Gaming Co. 7.00% 2014                                                                                  1,450            1,575
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                            1,500            1,504
PETCO Animal Supplies, Inc. 10.75% 2011                                                                       1,300            1,462
Fisher Communications, Inc. 8.625% 2014                                                                       1,360            1,462
EchoStar DBS Corp. 5.75% 2008                                                                                   600              594
EchoStar DBS Corp. 9.125% 2009                                                                                  781              838
Century Communications Corp. 0% 2003(4)                                                                       1,000              915
Adelphia Communications Corp. 10.25% 2011(5)                                                                    450              417
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(2)                                           1,350            1,289
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014(2)                           1,325            1,279
Buffets, Inc. 11.25% 2010                                                                                     1,150            1,219
Hilton Hotels Corp. 7.625% 2008                                                                                 265              286
Hilton Hotels Corp. 7.20% 2009                                                                                  610              665
Hilton Hotels Corp. 7.625% 2012                                                                                 225              257
LBI Media, Inc. 10.125% 2012                                                                                  1,000            1,105
Regal Cinemas Corp., Series B, 9.375% 2012(6)                                                                 1,000            1,089
Lear Corp., Series B, 8.11% 2009                                                                              1,000            1,083
WCI Communities, Inc. 10.625% 2011                                                                              975            1,062
Warner Music Group 7.375% 2014                                                                                1,000            1,035
Videotron Ltee 6.875% 2014                                                                                    1,000            1,010
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(2,5)                                            630              633
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(5)                                              360              362
Standard Pacific Corp. 5.125% 2009                                                                            1,000              957
Cooper Standard Automotive Group 7.00% 2012(2)                                                                  300              280
Cooper Standard Automotive Group 8.375% 2014(2)                                                                 750              613
Sealy Mattress Co. 8.25% 2014                                                                                   850              890
Lighthouse International Co. SA 8.00% 2014                                                                (euro)675              887
TRW Automotive Acquisition Corp. 9.375% 2013                                                                $   807              872
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                                   850              868
Payless ShoeSource, Inc. 8.25% 2013                                                                             750              772
RBS-Zero Editora Jornalistica SA 11.00% 2010(2)                                                                 758              770
Bombardier Recreational Products Inc. 8.375% 2013                                                               700              745
Jostens IH Corp. 7.625% 2012                                                                                    725              721
Dana Corp. 5.85% 2015(2)                                                                                        700              620
YUM! Brands, Inc. 7.70% 2012                                                                                    500              582
Warnaco, Inc. 8.875% 2013                                                                                       500              539
Beazer Homes USA, Inc. 8.375% 2012                                                                              500              532
Ryland Group, Inc. 5.375% 2008                                                                                  500              506
Clear Channel Communications, Inc. 5.50% 2014                                                                   495              474
Harrah's Operating Co., Inc. 7.125% 2007                                                                        250              263
Key Plastics Holdings, Inc., Series B, 10.25% 2007(5,6)                                                       4,000               50
                                                                                                                             185,772

MATERIALS -- 12.38%
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                                   700              658
Abitibi-Consolidated Finance LP 7.875% 2009                                                                   1,500            1,504
Abitibi-Consolidated Inc. 8.55% 2010                                                                          2,750            2,805
Abitibi-Consolidated Co. of Canada 6.51% 2011(1)                                                              1,000            1,007
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                                 1,025              881
Abitibi-Consolidated Co. of Canada 8.375% 2015                                                                2,500            2,444
JSG Funding PLC 9.625% 2012                                                                                   1,526            1,648
JSG Funding PLC 7.75% 2015(2)                                                                                 1,000              935
JSG Funding PLC 7.75% 2015                                                                            (euro)    750              909
JSG Holdings PLC 11.50% 2015(7)                                                                               4,275            5,153
Owens-Illinois, Inc. 8.10% 2007                                                                             $   500              520
Owens-Brockway Glass Container Inc. 8.875% 2009                                                                 785              842
Owens-Illinois, Inc. 7.50% 2010                                                                               1,275            1,320
Owens-Brockway Glass Container Inc. 7.75% 2011                                                                2,425            2,552
Owens-Brockway Glass Container Inc. 8.75% 2012                                                                1,525            1,674
Owens-Brockway Glass Container Inc. 6.75% 2014                                                            (euro)375              496
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                             $6,100            6,801
Millennium America Inc. 9.25% 2008                                                                            1,275            1,374
Lyondell Chemical Co. 9.50% 2008                                                                              1,000            1,075
Equistar Chemicals, LP 10.125% 2008                                                                             525              583
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                                    150              162
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                                  200              225
Lyondell Chemical Co. 10.50% 2013                                                                             2,000            2,310
Millennium America Inc. 7.625% 2026                                                                             975              951
Georgia-Pacific Corp. 7.50% 2006                                                                                250              256
Fort James Corp. 6.875% 2007                                                                                    125              130
Georgia-Pacific Corp. 8.875% 2010                                                                               675              757
Georgia-Pacific Corp. 8.125% 2011                                                                             3,225            3,572
Georgia-Pacific Corp. 9.50% 2011                                                                                350              415
Georgia-Pacific Corp. 7.70% 2015                                                                                350              385
Rhodia SA 8.00% 2010                                                                                    (euro)2,000            2,605
Rhodia 10.25% 2010                                                                                           $2,650            2,902
Stone Container Corp. 9.25% 2008                                                                              1,000            1,070
Stone Container Corp. 9.75% 2011                                                                              1,175            1,263
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                     2,700            2,700
Earle M. Jorgensen Co. 9.75% 2012                                                                             3,150            3,418
Associated Materials Inc. 9.75% 2012                                                                          2,650            2,862
AMH Holdings, Inc. 0%/11.25% 2014(3)                                                                            750              525
Building Materials Corp. of America 8.00% 2008                                                                  200              205
Building Materials Corp. of America 7.75% 2014                                                                3,100            3,116
Nalco Co. 7.75% 2011                                                                                          3,140            3,281
Graphic Packaging International, Inc. 8.50% 2011                                                              2,125            2,242
Graphic Packaging International, Inc. 9.50% 2013                                                                750              799
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                       2,500            2,800
Longview Fibre Co. 10.00% 2009                                                                                2,250            2,430
Ainsworth Lumber Co. Ltd. 7.25% 2012(2)                                                                         500              493
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                          2,025            1,934
Oregon Steel Mills, Inc. 10.00% 2009                                                                          2,200            2,393
United States Steel Corp. 9.75% 2010                                                                          2,103            2,340
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(2)                                             2,100            2,137
Luscar Coal Ltd. 9.75% 2011                                                                                   1,900            2,100
Koppers Inc. 9.875% 2013                                                                                      1,800            2,016
Kappa Beheer BV 10.625% 2009                                                                            (euro)1,250            1,709
Rockwood Specialties Group, Inc. 7.50% 2014(2)                                                                 $700              704
Rockwood Specialties Group, Inc. 7.625% 2014                                                              (euro)700              921
Indah Kiat International Finance Co. BV 11.875% 2002(4)                                                      $2,000            1,400
Sino-Forest Corp. 9.125% 2011(2)                                                                              1,305            1,391
Ispat Inland ULC 9.75% 2014                                                                                     975            1,146
Graham Packaging Co., LP 9.875% 2014(2)                                                                       1,000            1,005
Crompton Corp. 8.71% 2010(1)                                                                                    800              896
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(2,8)                                                             748              856
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                       1,000              840
Allegheny Technologies, Inc. 8.375% 2011                                                                        750              806
Airgas, Inc. 6.25% 2014                                                                                         750              752
Steel Dynamics, Inc. 9.50% 2009                                                                                 500              541
Peabody Energy Corp. 5.875% 2016                                                                                500              485
Huntsman LLC 11.50% 2012(2)                                                                                     379              445
PQ Corp. 7.50% 2013(2)                                                                                          250              248
                                                                                                                             104,120

TELECOMMUNICATION SERVICES -- 11.33%
Qwest Capital Funding, Inc. 7.75% 2006                                                                          750              762
Qwest Capital Funding, Inc. 7.00% 2009                                                                        2,500            2,356
Qwest Capital Funding, Inc. 7.90% 2010                                                                        1,660            1,598
Qwest Services Corp. 13.50% 2010(2)                                                                           4,829            5,614
Qwest Capital Funding, Inc. 7.25% 2011                                                                        1,300            1,219
Qwest Services Corp. 14.00% 2014(2)                                                                             400              485
U S WEST Capital Funding, Inc. 6.875% 2028                                                                      975              761
Qwest Capital Funding, Inc. 7.75% 2031                                                                          370              315
Crown Castle International Corp. 9.375% 2011                                                                    750              819
Crown Castle International Corp. 10.75% 2011                                                                    850              912
Crown Castle International Corp. 7.50% 2013                                                                   5,025            5,540
Crown Castle International Corp., Series B, 7.50% 2013                                                        4,275            4,713
American Tower Corp. 9.375% 2009                                                                                209              220
American Tower Corp. 7.25% 2011                                                                                 675              700
American Tower Corp. 7.125% 2012                                                                              8,115            8,115
American Tower Corp. 7.50% 2012                                                                               1,925            1,964
Nextel Communications, Inc. 6.875% 2013                                                                       1,380            1,446
Nextel Communications, Inc. 7.375% 2015                                                                       6,250            6,633
Dobson Communications Corp. 10.875% 2010                                                                      1,400            1,246
American Cellular Corp., Series B, 10.00% 2011                                                                2,425            2,243
Dobson Cellular Systems, Inc. 9.875% 2012(2)                                                                  3,100            3,178
Dobson Communications Corp. 8.875% 2013                                                                         712              562
British Telecommunications PLC 7.125% 2011(1)                                                           (euro)3,500            5,403
Centennial Cellular Corp. 10.75% 2008                                                                       $   898              929
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                        1,695            1,881
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.125% 2014(1)                                                   1,800            1,854
Triton PCS, Inc. 8.75% 2011                                                                                     850              597
Triton PCS, Inc. 9.375% 2011                                                                                  2,640            1,881
Triton PCS, Inc. 8.50% 2013                                                                                   1,625            1,503
Nextel Partners, Inc. 12.50% 2009                                                                               769              850
Nextel Partners, Inc. 8.125% 2011                                                                             1,905            2,034
Nextel Partners, Inc. 8.125% 2011                                                                             1,000            1,068
AT&T Corp. 9.05% 2011(1)                                                                                      3,050            3,481
Rogers Wireless Inc. 7.25% 2012                                                                                 600              615
Rogers Wireless Inc. 7.50% 2015                                                                               2,175            2,257
SBC Communications Inc. 4.125% 2009                                                                           2,500            2,434
Intelsat, Ltd. 7.805% 2012(1,2)                                                                               1,550            1,581
Intelsat, Ltd. 8.25% 2013(2)                                                                                    840              853
Cincinnati Bell Inc. 7.25% 2013                                                                               2,375            2,375
SBA Communications Corp. 8.50% 2012(2)                                                                        2,125            2,210
France Telecom 8.50% 2011(1)                                                                                  1,875            2,148
Sprint Capital Corp. 6.375% 2009                                                                              1,480            1,565
Western Wireless Corp. 9.25% 2013                                                                             1,125            1,288
SpectraSite, Inc. 8.25% 2010                                                                                  1,075            1,126
NTELOS Inc. 7.85% 2012(1)                                                                                     1,000            1,015
TeleCorp PCS, Inc. 10.625% 2010                                                                                 650              696
Valor Communications Group Inc. 7.75% 2015(2)                                                                   600              600
PCCW-HKT Capital Ltd. 8.00% 2011(1,2)                                                                           500              566
US Unwired Inc., Series B, 10.00% 2012                                                                          500              556
Millicom International Cellular SA 10.00% 2013(2)                                                               500              513
AirGate PCS, Inc. 9.375% 2009(2)                                                                                 27               28
GT Group Telecom Inc. 13.25% 2010(5,6)                                                                        4,000               --
                                                                                                                              95,308

INDUSTRIALS -- 7.54%
Allied Waste North America, Inc. 8.50% 2008                                                                   1,875            1,931
Allied Waste North America, Inc., Series B, 8.875% 2008                                                       1,125            1,169
Allied Waste North America, Inc., Series B, 6.50% 2010                                                        1,000              975
Allied Waste North America, Inc., Series B, 5.75% 2011                                                        1,000              915
Allied Waste North America, Inc., Series B, 6.125% 2014                                                       1,500            1,346
Allied Waste North America, Inc., Series B, 7.375% 2014                                                       1,650            1,502
Laidlaw International, Inc. 10.75% 2011                                                                       4,725            5,375
Northwest Airlines, Inc. 8.875% 2006                                                                          1,500            1,275
Northwest Airlines, Inc. 9.875% 2007                                                                          2,325            1,744
Northwest Airlines, Inc. 7.875% 2008                                                                            665              416
Northwest Airlines, Inc. 10.00% 2009                                                                          2,550            1,607
Terex Corp. 9.25% 2011                                                                                        1,500            1,643
Terex Corp., Class B, 10.375% 2011                                                                            1,260            1,377
Terex Corp. 7.375% 2014                                                                                       1,500            1,538
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(2)                                              4,250            4,548
NTK Holdings, Inc. 0%/10.75% 2014(2,3)                                                                        3,750            2,016
THL Buildco, Inc. 8.50% 2014                                                                                  2,110            2,047
Jacuzzi Brands, Inc. 9.625% 2010                                                                              2,750            3,039
United Rentals (North America), Inc., Series B, 6.50% 2012                                                    2,200            2,151
United Rentals (North America), Inc. 7.75% 2013                                                                 500              488
Bombardier Capital Inc., Series A, 6.125% 2006(2)                                                             1,670            1,674
Bombardier Inc. 6.75% 2012(2)                                                                                   900              803
American Standard Inc. 8.25% 2009                                                                             1,500            1,692
American Standard Inc. 7.625% 2010                                                                              500              557
DRS Technologies, Inc. 6.875% 2013(2)                                                                         1,475            1,482
DRS Technologies, Inc. 6.875% 2013                                                                              700              704
AGCO Corp. 9.50% 2008                                                                                         1,750            1,842
AGCO Corp. 6.875% 2014                                                                                    (euro)250              342
Dyncorp International LLC 9.50% 2013(2)                                                                      $2,225            2,172
K&F Acquisition, Inc. 7.75% 2014(2)                                                                           1,770            1,726
Standard Aero Holdings, Inc. 8.25% 2014(2)                                                                    1,625            1,690
Kansas City Southern Railway Co. 9.50% 2008                                                                     685              750
Kansas City Southern Railway Co. 7.50% 2009                                                                     865              887
Continental Airlines, Inc. 8.00% 2005                                                                         1,000              990
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(8)                                            540              533
TFM, SA de CV 10.25% 2007                                                                                       365              389
TFM, SA de CV 11.75% 2009                                                                                        70               70
TFM, SA de CV 12.50% 2012                                                                                       820              955
Goodman Global Holdings 5.76% 2012(1,2)                                                                         500              498
Goodman Global Holdings 7.875% 2012(2)                                                                          940              865
NMHG Holding Co. 10.00% 2009                                                                                  1,250            1,353
Delta Air Lines, Inc. 8.00% 2007(2)                                                                           1,250              578
Delta Air Lines, Inc. 10.00% 2008                                                                             1,000              445
Builders FirstSource, Inc. 7.024% 2012(1,2)                                                                   1,000              990
ACIH, Inc. 0%/11.50% 2012(2,3)                                                                                1,225              870
Synagro Technologies, Inc. 9.50% 2009                                                                           750              819
Accuride Corp. 8.50% 2015(2)                                                                                    375              369
Argo-Tech Corp. 9.25% 2011                                                                                      250              270
                                                                                                                              63,417

UTILITIES -- 6.30%
Edison Mission Energy 10.00% 2008                                                                             1,750            1,953
Mission Energy Holding Co. 13.50% 2008                                                                        2,100            2,531
Edison Mission Energy 7.73% 2009                                                                              6,325            6,625
Edison Mission Energy 9.875% 2011                                                                             3,200            3,712
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                                  2,200            2,464
AES Corp. 9.50% 2009                                                                                          1,646            1,809
AES Corp. 9.375% 2010                                                                                           347              384
AES Corp. 8.75% 2013(2)                                                                                       7,100            7,775
AES Gener SA 7.50% 2014                                                                                       1,750            1,729
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011                                    150              167
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                  3,675            4,144
Sierra Pacific Resources 8.625% 2014                                                                            875              936
Nevada Power Co., Series I, 5.875% 2015(2)                                                                      275              270
Dynegy Holdings Inc. 9.875% 2010(2)                                                                           2,000            2,153
Dynegy Holdings Inc. 10.125% 2013(2)                                                                          3,025            3,312
Drax Holdings Ltd., Series A-1, 7.418% 2015(1,2)                                                         (pound)404              766
Drax Holdings Ltd., Series A-2, unit, 8.918% 2015(1,2,9)                                                        464            2,085
Drax Holdings Ltd., Series B, 6.918% 2025(1,2,5)                                                                341              715
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(2)                                               $3,275            3,300
PSEG Energy Holdings Inc. 8.625% 2008                                                                         2,880            3,053
FPL Energy National Wind Portfolio, LLC 6.125% 2019(2,8)                                                      1,560            1,552
NRG Energy, Inc. 8.00% 2013(2)                                                                                  782              831
Electricidad de Caracas Finance BV 10.25% 2014(2)                                                               735              753
                                                                                                                              53,019

CONSUMER STAPLES -- 5.19%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                        1,250            1,369
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                       1,750            1,951
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                            5,335            5,842
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                         2,350            2,403
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                         2,790            3,076
Ahold Finance U.S.A., Inc. 6.50% 2017                                                                    (pound)100              183
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(8)                                              $   116              121
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(8)                                                  675              736
Jean Coutu Group (PJC) Inc. 7.625% 2012                                                                         125              128
Jean Coutu Group (PJC) Inc. 8.50% 2014                                                                        5,075            4,954
Rite Aid Corp. 6.875% 2013                                                                                    3,375            3,156
Rite Aid Corp. 9.25% 2013                                                                                       375              375
Rite Aid Corp. 7.50% 2015(2)                                                                                    300              290
Rayovac Corp. 7.375% 2015(2)                                                                                  3,240            3,119
Gold Kist Inc. 10.25% 2014                                                                                    1,982            2,269
Duane Reade Inc. 7.51% 2010(1,2)                                                                              2,000            2,030
Pathmark Stores, Inc. 8.75% 2012                                                                              2,050            2,004
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                               1,605            1,661
Delhaize America, Inc. 8.125% 2011                                                                            1,480            1,652
Constellation Brands, Inc. 8.125% 2012                                                                        1,375            1,478
Stater Bros. Holdings Inc. 6.51% 2010(1)                                                                      1,100            1,095
Stater Bros. Holdings Inc. 8.125% 2012                                                                          250              243
Playtex Products, Inc. 9.375% 2011                                                                            1,250            1,306
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                             1,125            1,221
Dole Food Co., Inc. 8.875% 2011                                                                                 500              540
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017(2,8)                                       414              313
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                              200              198
                                                                                                                              43,713

INFORMATION TECHNOLOGY -- 4.75%
Sanmina-SCI Corp. 10.375% 2010                                                                                5,750            6,469
Sanmina-SCI Corp. 6.75% 2013(2)                                                                               1,700            1,602
Xerox Corp. 7.125% 2010                                                                                       3,575            3,714
Xerox Corp. 7.625% 2013                                                                                       1,000            1,050
Solectron Corp., Series B, 7.375% 2006                                                                          125              128
Solectron Corp. 9.625% 2009                                                                                   4,113            4,452
Electronic Data Systems Corp. 7.125% 2009                                                                     1,650            1,775
Electronic Data Systems Corp., Series B, 6.50% 2013(1)                                                        2,470            2,530
Nortel Networks Ltd. 6.125% 2006                                                                              2,975            2,997
Viasystems, Inc. 10.50% 2011                                                                                  2,610            2,597
Motorola, Inc. 7.625% 2010                                                                                      500              562
Motorola, Inc. 8.00% 2011                                                                                       975            1,130
Motorola, Inc. 7.50% 2025                                                                                       200              230
Motorola, Inc. 5.22% 2097                                                                                       650              523
Lucent Technologies Inc. 7.25% 2006                                                                           2,000            2,055
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.26% 2011(1,2)                              250              258
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011(2)                             1,575            1,599
Micron Technology, Inc. 6.50% 2005(2,8)                                                                       1,810            1,800
Freescale Semiconductor, Inc. 6.875% 2011                                                                     1,700            1,757
Jabil Circuit, Inc. 5.875% 2010                                                                                 875              905
Amkor Technology, Inc. 9.25% 2008                                                                               425              408
Amkor Technology, Inc. 7.75% 2013                                                                               375              317
Celestica Inc. 7.875% 2011                                                                                      600              611
Iron Mountain Inc. 7.75% 2015                                                                                   300              298
Flextronics International Ltd. 6.50% 2013                                                                       200              200
                                                                                                                              39,967

ENERGY -- 3.39%
Port Arthur Finance Corp. 12.50% 2009(8)                                                                        229              267
Premcor Refining Group Inc. 9.25% 2010                                                                        1,200            1,326
Premcor Refining Group Inc. 6.125% 2011                                                                       1,500            1,500
Premcor Refining Group Inc. 6.75% 2011                                                                        1,650            1,695
Premcor Refining Group Inc. 7.75% 2012                                                                        3,900            4,046
Premcor Refining Group Inc. 9.50% 2013                                                                          675              758
Premcor Refining Group Inc. 6.75% 2014                                                                        1,000            1,005
Premcor Refining Group Inc. 7.50% 2015                                                                          350              361
Petrozuata Finance, Inc., Series B, 8.22% 2017(2,8)                                                           3,755            3,548
Petrozuata Finance, Inc., Series B, 8.22% 2017(8)                                                               350              331
Northwest Pipeline Corp. 8.125% 2010                                                                          1,375            1,478
Williams Companies, Inc. 8.125% 2012                                                                            950            1,045
Williams Companies, Inc. 7.875% 2021                                                                            250              274
Williams Companies, Inc. 8.75% 2032                                                                             690              823
General Maritime Corp. 10.00% 2013                                                                            2,615            2,922
Newfield Exploration Co., Series B, 7.45% 2007                                                                  250              261
Newfield Exploration Co. 7.625% 2011                                                                            500              540
Newfield Exploration Co. 8.375% 2012                                                                            250              271
Newfield Exploration Co. 6.625% 2014                                                                          1,325            1,348
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014(2)                                          1,875            1,753
American Commercial Lines Inc. 9.50% 2015(2)                                                                  1,450            1,504
Teekay Shipping Corp. 8.875% 2011                                                                             1,100            1,232
Overseas Shipholding Group, Inc. 8.25% 2013                                                                     250              269
                                                                                                                              28,557

HEALTH CARE -- 3.13%
Quintiles Transnational Corp. 10.00% 2013                                                                     5,625            6,356
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(2,3)                                                1,300              923
Tenet Healthcare Corp. 6.375% 2011                                                                            2,975            2,759
Tenet Healthcare Corp. 7.375% 2013                                                                              875              829
Tenet Healthcare Corp. 9.875% 2014                                                                              800              836
Warner Chilcott Corp. 8.75% 2015(2)                                                                           4,180            4,222
Concentra Operating Corp. 9.50% 2010                                                                          2,375            2,553
Concentra Operating Corp. 9.125% 2012                                                                           250              266
Columbia/HCA Healthcare Corp. 6.91% 2005                                                                      1,875            1,896
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                        750              781
Team Health, Inc. 9.00% 2012                                                                                  1,750            1,719
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015(2)                                      1,410            1,473
Triad Hospitals, Inc. 7.00% 2012                                                                                925              939
Universal Hospital Services, Inc., Series B, 10.125% 2011                                                       800              824
                                                                                                                              26,376

FINANCIALS -- 2.29%
Providian Financial Corp., Series A, 9.525% 2027(2)                                                           3,500            3,710
Host Marriott, LP, Series G, 9.25% 2007                                                                          75               81
Host Marriott, LP, Series I, 9.50% 2007                                                                         100              106
Host Marriott, LP, Series M, 7.00% 2012                                                                       1,000              995
Host Marriott, LP, Series K, 7.125% 2013                                                                      1,125            1,122
Host Marriott Corp., Series N, 6.375% 2015(2)                                                                   225              216
Capital One Financial Corp. 8.75% 2007                                                                        2,000            2,152
iStar Financial, Inc., Series B, 4.875% 2009                                                                    500              494
iStar Financial, Inc., Series B, 5.70% 2014                                                                   1,500            1,482
TuranAlem Finance BV 7.875% 2010                                                                              1,500            1,489
TuranAlem Finance BV 8.50% 2015(2)                                                                              260              257
Downey Financial Corp. 6.50% 2014                                                                             1,250            1,287
LaBranche & Co Inc. 9.50% 2009                                                                                1,250            1,263
Fairfax Financial Holdings Ltd. 7.75% 2012                                                                    1,225            1,188
Rouse Co. 3.625% 2009                                                                                           615              576
Rouse Co. 7.20% 2012                                                                                            195              210
Rouse Co. 5.375% 2013                                                                                           390              374
UFJ Finance Aruba AEC 6.75% 2013                                                                                625              674
Sovereign Capital Trust I 9.00% 2027                                                                            500              553
Chevy Chase Bank, FSB 6.875% 2013                                                                               500              520
Kazkommerts International BV 8.50% 2013                                                                         500              508
                                                                                                                              19,257

NON-US GOVERNMENT OBLIGATIONS -- 1.42%
Brazil (Federal Republic of) 14.50% 2009                                                                        750              946
Brazil (Federal Republic of) Global 10.25% 2013                                                               1,750            1,912
Brazil (Federal Republic of) Global 11.00% 2040                                                                 550              613
United Mexican States Government Global 8.625% 2008                                                             500              552
United Mexican States Government Global 11.375% 2016                                                          1,015            1,451
Russian Federation 8.25% 2010                                                                                 1,000            1,080
Russian Federation 8.25% 2010(2)                                                                                750              810
Panama (Republic of) Global 8.25% 2008                                                                          130              139
Panama (Republic of) Global 10.75% 2020                                                                         120              149
Panama (Republic of) Global 9.375% 2023                                                                       1,042            1,172
Panama (Republic of) Global 9.375% 2029                                                                         250              286
Argentina (Republic of) 3.01% 2012(1)                                                                         1,625            1,371
Dominican Republic 9.04% 2013(2)                                                                                625              573
Colombia (Republic of) Global 10.75% 2013                                                                       500              561
Turkey (Republic of) 12.375% 2009                                                                               250              302
                                                                                                                              11,917

MUNICIPALS -- 0.35%
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 6.125% 2024                                                                                 1,500            1,524
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
        Asset-backed Bonds, 6.125% 2027                                                                       1,395            1,417
                                                                                                                               2,941

ASSET-BACKED OBLIGATIONS -- 0.34%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007(2,8)         2,750            2,841


TOTAL BONDS & NOTES (COST: $667,435,000)                                                                                     677,205


                                                                                                         Shares or
Convertible securities -- 3.19%                                                                     principal amount

CONSUMER DISCRETIONARY -- 1.42%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                                   (euro)5,230,000            6,898
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012(2,6,7)                            300            3,447
Six Flags, Inc. 7.25% PIERS convertible preferred 2009                                                       80,000            1,620
                                                                                                                              11,965

INFORMATION TECHNOLOGY -- 0.66%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                         $3,600,000            3,181
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                         $2,000,000            1,938
Celestica Inc. 0% convertible debentures 2020                                                              $700,000              396
                                                                                                                               5,515

INDUSTRIALS -- 0.37%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(2)                                            40,000            3,074

TELECOMMUNICATION SERVICES -- 0.33%
American Tower Corp. 5.00% convertible debentures 2010                                                   $2,750,000            2,733
Dobson Communications Corp., Series F, 6.00% convertible preferred(2)                                           850               65
                                                                                                                               2,798

UTILITIES -- 0.23%
AES Trust VII 6.00% convertible preferred 2008                                                               40,000            1,960

FINANCIALS -- 0.18%
Providian Financial Corp. 3.25% convertible debentures 2005                                              $1,500,000            1,506


Total convertible securities (cost: $20,852,000)                                                                              26,818


                                                                                                                        Market value
Warrants -- 0.01%                                                                                            Shares            (000)

TELECOMMUNICATION SERVICES -- 0.01%
American Tower Corp., warrants, expire 2008(2,10)                                                               250       $       57
XO Communications, Inc., Series A, warrants, expire 2010(10)                                                    975                1
XO Communications, Inc., Series B, warrants, expire 2010(10)                                                    731                0
XO Communications, Inc., Series C, warrants, expire 2010(10)                                                    731                0
KMC Telecom Holdings, Inc., warrants, expire 2008(2,6,10)                                                     9,500               --
GT Group Telecom Inc., warrants, expire 2010(2,6,10)                                                          4,000               --
                                                                                                                                  58

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005(2,6,10)                                                           6,400                0


TOTAL WARRANTS (COST: $483,000)                                                                                                   58



Preferred stocks -- 3.00%

FINANCIALS -- 2.87%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(1,2)                                     5,500,000            6,272
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(1,2)                               2,000,000            2,223
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(1,2)                             5,114,000            5,840
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities(2)                      160,000            4,350
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(1,2)                                         2,000,000            2,253
First Republic Capital Corp., Series A, 10.50% preferred(2)                                                   2,000            2,105
Fannie Mae, Series O, 7.00% preferred 2007(2)                                                                20,000            1,111
                                                                                                                              24,154

TELECOMMUNICATION SERVICES -- 0.09%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                         1,145              779

CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(10)                                           10,000               32

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units(6)                                                                           250               --

MISCELLANEOUS -- 0.04%
Other preferred stocks in initial period of acquisition                                                                          309


TOTAL PREFERRED STOCKS (COST: $21,407,000)                                                                                    25,274


Common stocks -- 1.86%

TELECOMMUNICATION SERVICES -- 0.85%
Nextel Communications, Inc., Class A(10)                                                                    100,499            2,856
NTELOS Inc.(2,6,10)                                                                                          71,860            2,838
Dobson Communications Corp., Class A(2,10)                                                                  408,711              826
VersaTel Telecom International NV(10)                                                                       257,807              578
XO Communications, Inc.(10)                                                                                     487                1
                                                                                                                               7,099

INDUSTRIALS -- 0.48%
DigitalGlobe Inc.(2,6,10)                                                                                 3,677,578            3,678
Delta Air Lines, Inc.(2,10)                                                                                  93,360              378
                                                                                                                               4,056

FINANCIALS -- 0.23%
Beverly Hills Bancorp Inc.                                                                                  183,377            1,966


CONSUMER DISCRETIONARY -- 0.20%
Clear Channel Communications, Inc.                                                                           25,506              879
Radio One, Inc., Class D, nonvoting(10)                                                                      34,000              501
Radio One, Inc., Class A(10)                                                                                 17,000              250
ACME Communications, Inc.(10)                                                                                13,100               69
                                                                                                                               1,699

INFORMATION TECHNOLOGY -- 0.09%
ZiLOG, Inc.(10)                                                                                             153,000              788

HEALTH CARE -- 0.01%
Clarent Hospital Corp.(6,10)                                                                                 80,522               40


TOTAL COMMON STOCKS (COST: $15,259,000)                                                                                       15,648


                                                                                                  Principal amount
Short-term securities -- 10.25%                                                                              (000)

Coca-Cola Co. 2.64%-2.66% due 4/21-4/25/2005(11)                                                            $16,500           16,472
DuPont (E.I.) de Nemours & Co. 2.72% due 4/29/2005                                                           15,300           15,267
Freddie Mac 2.79% due 5/16/2005                                                                               9,700            9,665
Ranger Funding Co. LLC 2.78% due 4/20/2005(2)                                                                 9,600            9,585
NetJets Inc. 2.76% due 4/22/2005(2)                                                                           9,400            9,384
Park Avenue Receivables Co. LLC 2.63% due 4/1/2005(2)                                                         7,500            7,500
PepsiCo Inc. 2.76% due 5/10/2005(2)                                                                           7,400            7,377
CAFCO, LLC 2.84% due 5/12/2005(2)                                                                             6,000            5,980
International Lease Finance Corp. 2.81% due 5/10/2005                                                         5,000            4,984

TOTAL SHORT-TERM SECURITIES (COST: $86,214,000)                                                                               86,214


TOTAL INVESTMENT SECURITIES (COST: $811,650,000)                                                                             831,217
OTHER ASSETS LESS LIABILITIES                                                                                                 10,086

NET ASSETS                                                                                                                  $841,303



"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Coupon rate may change periodically.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $212,542,000, which represented 25.26% of the net assets of the fund.

(3)  Step bond; coupon rate will increase at a later date.

(4) Company did not make principal payment upon scheduled maturity date; reorganization pending.

(5) Company not making scheduled interest payments; bankruptcy proceedings pending.

(6) Valued under fair value procedures adopted by authority of the Board of Trustees.

(7) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(9) This unit also contains 87,000 par of Drax Group Ltd., Class A-3, 9.918% 2020 and 87,000 shares of Drax Group Ltd. common stock.

(10) Security did not produce income during the last 12 months.

(11) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.



Federal income tax information                                                  (dollars in thousands)

Gross unrealized appreciation on investment securities                                       $  45,010
Gross unrealized depreciation on investment securities                                        (26,435)
Net unrealized appreciation on investment securities                                            18,575
Cost of investment securities for federal income tax purposes                                  812,642





U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
INVESTMENT PORTFOLIO



March 31, 2005                                                                                                             unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 96.33%                                                                                       (000)            (000)

MORTGAGE-BACKED OBLIGATIONS(1) -- 34.13%
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008                                                     $   870          $   910
Fannie Mae, Series 2000-T5B, 7.30% 2010                                                                       2,000            2,241
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012                                                             1,676            1,689
Fannie Mae 6.00% 2013                                                                                         1,337            1,383
Fannie Mae 6.00% 2013                                                                                           396              410
Fannie Mae 6.00% 2015                                                                                         1,389            1,437
Fannie Mae 12.00% 2015                                                                                          144              163
Fannie Mae 6.00% 2016                                                                                           552              571
Fannie Mae 6.00% 2016                                                                                           229              237
Fannie Mae 5.50% 2017                                                                                         4,349            4,439
Fannie Mae 6.00% 2017                                                                                           379              392
Fannie Mae 6.00% 2017                                                                                           301              311
Fannie Mae 6.00% 2017                                                                                           267              276
Fannie Mae 9.00% 2018                                                                                            47               52
Fannie Mae 10.00% 2018                                                                                          213              238
Fannie Mae, Series 2001-4, Class GB, 10.175% 2018(2)                                                            687              771
Fannie Mae 8.00% 2024                                                                                           533              573
Fannie Mae, Series 2001-4, Class GA, 10.239% 2025(2)                                                            285              326
Fannie Mae, Series 2001-4, Class NA, 11.83% 2025(2)                                                             821              940
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026                                                              9,014            9,573
Fannie Mae 7.00% 2026                                                                                           237              251
Fannie Mae 8.50% 2027                                                                                           149              163
Fannie Mae 8.50% 2027                                                                                           121              133
Fannie Mae 7.00% 2028                                                                                           239              253
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                             1,337            1,413
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                               892              941
Fannie Mae 7.50% 2029                                                                                            78               83
Fannie Mae 7.50% 2029                                                                                            78               83
Fannie Mae 6.50% 2031                                                                                           312              324
Fannie Mae 6.50% 2031                                                                                           226              235
Fannie Mae 6.50% 2031                                                                                           225              233
Fannie Mae 6.50% 2031                                                                                           180              188
Fannie Mae 6.50% 2031                                                                                           154              160
Fannie Mae 6.50% 2031                                                                                           132              137
Fannie Mae 6.50% 2031                                                                                            87               91
Fannie Mae 7.00% 2031                                                                                           233              246
Fannie Mae 7.50% 2031                                                                                           528              565
Fannie Mae 7.50% 2031                                                                                           149              159
Fannie Mae 7.50% 2031                                                                                            75               81
Fannie Mae 7.50% 2031                                                                                            26               28
Fannie Mae, Series 2001-20, Class C, 12.00% 2031(2)                                                             579              670
Fannie Mae 6.50% 2032                                                                                           862              895
Fannie Mae 6.50% 2032                                                                                           802              833
Fannie Mae 6.50% 2032                                                                                           754              784
Fannie Mae 7.00% 2032                                                                                           789              833
Fannie Mae 7.00% 2032                                                                                           125              132
Fannie Mae 4.197% 2033(2)                                                                                     4,481            4,466
Fannie Mae 5.50% 2034                                                                                         3,230            3,238
Fannie Mae 6.00% 2034                                                                                        25,423           26,002
Fannie Mae 6.00% 2034                                                                                         3,805            3,892
Fannie Mae 5.50% 2035                                                                                        10,000           10,015
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039                                                               954            1,006
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                              962            1,002
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                                933              986
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                                174              183
Government National Mortgage Assn. 9.50% 2009                                                                   387              412
Government National Mortgage Assn. 6.00% 2013                                                                   878              914
Government National Mortgage Assn. 6.00% 2014                                                                   833              866
Government National Mortgage Assn. 6.00% 2016                                                                   596              619
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017                                        977              955
Government National Mortgage Assn. 5.50% 2017                                                                   513              528
Government National Mortgage Assn. 8.00% 2017                                                                   134              145
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                                        815              825
Government National Mortgage Assn. 9.50% 2020                                                                   248              274
Government National Mortgage Assn. 8.50% 2021                                                                   191              209
Government National Mortgage Assn. 7.50% 2022                                                                    64               69
Government National Mortgage Assn. 7.50% 2022                                                                    29               32
Government National Mortgage Assn. 8.50% 2022                                                                   132              144
Government National Mortgage Assn. 8.50% 2022                                                                    24               26
Government National Mortgage Assn. 8.50% 2022                                                                    15               17
Government National Mortgage Assn. 7.00% 2023                                                                   417              442
Government National Mortgage Assn. 7.50% 2023                                                                    27               29
Government National Mortgage Assn. 8.00% 2023                                                                   452              489
Government National Mortgage Assn. 8.00% 2023                                                                   150              162
Government National Mortgage Assn. 8.50% 2023                                                                   208              227
Government National Mortgage Assn. 7.00% 2024                                                                   209              221
Government National Mortgage Assn. 7.00% 2024                                                                   195              207
Government National Mortgage Assn. 7.50% 2024                                                                   109              117
Government National Mortgage Assn. 7.50% 2024                                                                    43               46
Government National Mortgage Assn. 7.00% 2025                                                                   698              740
Government National Mortgage Assn. 7.00% 2025                                                                   201              213
Government National Mortgage Assn. 7.00% 2026                                                                    31               33
Government National Mortgage Assn. 7.50% 2027                                                                    25               27
Government National Mortgage Assn. 8.00% 2027                                                                    86               94
Government National Mortgage Assn. 6.00% 2028                                                                 1,918            1,980
Government National Mortgage Assn. 7.00% 2028                                                                   146              156
Government National Mortgage Assn. 7.50% 2028                                                                   252              272
Government National Mortgage Assn. 7.00% 2029                                                                   122              129
Government National Mortgage Assn. 7.00% 2029                                                                   116              123
Government National Mortgage Assn. 7.50% 2029                                                                    39               42
Government National Mortgage Assn. 8.00% 2030                                                                   146              158
Government National Mortgage Assn. 8.00% 2030                                                                   144              156
Government National Mortgage Assn. 8.00% 2030                                                                    39               42
Government National Mortgage Assn. 8.00% 2030                                                                    25               27
Government National Mortgage Assn. 8.00% 2030                                                                    10               11
Government National Mortgage Assn. 8.00% 2030                                                                     1                1
Government National Mortgage Assn. 7.00% 2031                                                                   147              156
Government National Mortgage Assn. 7.00% 2031                                                                    16               17
Government National Mortgage Assn. 7.50% 2031                                                                    52               56
Government National Mortgage Assn. 7.50% 2031                                                                    49               53
Government National Mortgage Assn. 7.50% 2031                                                                    43               46
Government National Mortgage Assn. 7.50% 2032                                                                    45               49
Government National Mortgage Assn. 6.00% 2033                                                                12,489           12,843
Government National Mortgage Assn. 6.00% 2033                                                                 3,112            3,200
Government National Mortgage Assn. 5.00% 2035                                                                 7,940            7,830
Freddie Mac, Series H009, Class A-2, 1.876% 2008(2)                                                             319              314
Freddie Mac 7.00% 2008                                                                                          139              146
Freddie Mac 8.25% 2008                                                                                          166              171
Freddie Mac 8.25% 2008                                                                                           33               34
Freddie Mac 8.25% 2009                                                                                           63               64
Freddie Mac 8.00% 2012                                                                                           62               65
Freddie Mac 6.00% 2014                                                                                          143              148
Freddie Mac 4.00% 2015                                                                                        1,000              959
Freddie Mac 7.00% 2015                                                                                          147              155
Freddie Mac 8.00% 2017                                                                                          226              239
Freddie Mac 8.50% 2018                                                                                           29               30
Freddie Mac 11.00% 2018                                                                                          96              108
Freddie Mac, Series 1567, Class A, 3.213% 2023(2)                                                               635              611
Freddie Mac 8.50% 2027                                                                                           67               72
Freddie Mac 6.00% 2029                                                                                          154              157
Freddie Mac 6.00% 2029                                                                                          139              143
Freddie Mac 9.00% 2030                                                                                          479              529
Freddie Mac 4.075% 2033(2)                                                                                      398              394
Freddie Mac 6.00% 2033                                                                                        8,381            8,581
Freddie Mac 6.00% 2034                                                                                        2,720            2,785
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.48% 2016(2,3)                                    1,659            1,665
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-1, 6.01% 2030                                           95               95
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                        6,480            6,833
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.325% 2033(2)                       527              525
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033                              582              601
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                            1,750            1,771
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1, 6.00% 2034                              975              991
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103% 2036                            1,349            1,405
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037                           1,664            1,676
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26% 2040                                97               98
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                               2,900            3,143
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041                                 964              949
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043                                 929              920
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                              3,250            3,437
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032                               973            1,036
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1, 7.656% 2032                               475              480
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034                1,275            1,255
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-1, 3.175% 2037            1,067            1,061
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039               1,401            1,364
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046              1,000              997
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(2)                     1,090            1,074
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(2)                        1,166            1,148
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.361% 2033(2)                     1,464            1,449
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034(2)                         815              806
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033(3)                           508              523
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                            3,050            3,282
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.539% 2027(2,3)                                   943              980
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.743% 2027(2,3)                                 1,418            1,475
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.922% 2028(2,3)                                   758              794
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(2)                                   551              546
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                         2,486            2,551
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.072% 2040(2,3)                                     2,340            2,240
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030                         589              604
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035                     1,035            1,068
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041                      473              474
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029                             1,285            1,346
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1, 5.83% 2033                                761              775
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041                                   1,926            1,902
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031                                        1,250            1,317
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                          500              531
Banc of America Mortgage Securities Trust, Series 2003-F, Class 1-A-1, 2.969% 2033(2)                           891              881
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35% 2033(2)                            919              914
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                           1,500            1,580
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025                                        897              926
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                         500              566
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042                              1,250            1,251
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                        1,226            1,245
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034                   1,167            1,201
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.491% 2033(2)                                  940              921
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.657% 2034(2)                            881              883
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(3)                                          848              860
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                                     490              508
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.13% 2033(2)                                              461              456
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                                   47               48
                                                                                                                             207,197

U.S. TREASURY BONDS & NOTES -- 32.84%
U.S. Treasury 5.75% 2005                                                                                      4,500            4,569
U.S. Treasury 3.50% 2006                                                                                      7,500            7,477
U.S. Treasury 5.625% 2006                                                                                     2,700            2,753
U.S. Treasury 6.875% 2006                                                                                     3,850            3,991
U.S. Treasury 7.00% 2006                                                                                      2,250            2,346
U.S. Treasury 3.25% 2007                                                                                      9,000            8,880
U.S. Treasury 4.375% 2007                                                                                     3,875            3,918
U.S. Treasury 6.625% 2007                                                                                     1,750            1,849
U.S. Treasury 3.375% 2008                                                                                     4,000            3,910
U.S. Treasury 3.625% 2008(4)                                                                                 12,098           13,004
U.S. Treasury 3.625% 2009                                                                                    12,000           11,769
U.S. Treasury 3.875% 2009(4)                                                                                  6,104            6,727
U.S. Treasury 5.50% 2009                                                                                      7,250            7,639
U.S. Treasury 4.00% 2010                                                                                      8,000            7,938
U.S. Treasury 5.75% 2010                                                                                     35,200           37,780
U.S. Treasury 4.25% 2013                                                                                      2,000            1,973
U.S. Treasury 8.875% 2017                                                                                     3,690            5,133
U.S. Treasury 8.125% 2019                                                                                     7,400            9,960
U.S. Treasury 8.875% 2019                                                                                     5,595            7,923
U.S. Treasury Principal Strip 0% 2019                                                                         8,635            4,386
U.S. Treasury 7.875% 2021                                                                                     2,000            2,671
U.S. Treasury 6.875% 2025                                                                                    15,375           19,303
U.S. Treasury 5.25% 2029                                                                                     22,325           23,521
                                                                                                                             199,420

FEDERAL AGENCY OBLIGATIONS -- 15.87%
Federal Home Loan Bank 2.00% 2006                                                                             6,745            6,650
Federal Home Loan Bank 2.375% 2006                                                                            6,495            6,408
Federal Home Loan Bank 3.375% 2007                                                                            2,250            2,216
Federal Home Loan Bank 3.75% 2007                                                                             9,710            9,610
Federal Home Loan Bank 5.823% 2009                                                                            2,000            2,100
Federal Home Loan Bank 4.50% 2012                                                                             2,500            2,476
Freddie Mac 1.875% 2006                                                                                         910              896
Freddie Mac 6.625% 2009                                                                                      12,750           13,866
Freddie Mac 5.00% 2014                                                                                       12,000           12,145
Fannie Mae 4.25% 2007                                                                                         2,125            2,133
Fannie Mae 6.00% 2008                                                                                         7,000            7,356
Fannie Mae 6.25% 2029                                                                                         3,880            4,439
Fannie Mae 7.25% 2030                                                                                         3,100            3,993
Small Business Administration, Series 2001-20K, 5.34% 2021(1)                                                 1,287            1,317
Small Business Administration, Series 2001-20J, 5.76% 2021(1)                                                   965            1,001
Small Business Administration, Series 2001-20F, 6.44% 2021(1)                                                 4,157            4,406
Small Business Administration, Series 2001-20G, 6.625% 2021(1)                                                1,210            1,292
Small Business Administration, Series 2002-20J, 4.75% 2022(1)                                                 2,248            2,229
Small Business Administration, Series 2002-20K, 5.08% 2022(1)                                                 1,195            1,204
Small Business Administration, Series 2002-20C, 6.07% 2022(1)                                                 1,022            1,072
Small Business Administration, Series 2003-20B, 4.84% 2023(1)                                                 3,397            3,378
KfW International Finance Inc. 2.50% 2005                                                                     1,250            1,243
KfW 3.25% 2007                                                                                                2,000            1,961
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc.
        (Title XI) 5.88% 2012(1)                                                                              2,865            2,978
                                                                                                                              96,369

ASSET-BACKED OBLIGATIONS(1) -- 12.20%
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                               3,250            3,245
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                               3,000            2,927
World Omni Auto Receivables Trust, Series 2002-A, Class A-4, 4.05% 2009                                       5,916            5,939
CWABS, Inc., Series 2004-12, Class AF-2, 3.631% 2024                                                          1,000              987
CWABS, Inc., Series 2004-10, Class AF- 4, 4.506% 2032                                                           750              734
CWABS, Inc., Series 2004-12, Class 2-AV-2, 3.13% 2033(2)                                                      4,000            4,012
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007(3)                           1,481            1,475
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09% 2008(3)                           1,500            1,505
Drive Auto Receivables Trust, Series 2004-A, Class A-4, MBIA insured, 4.14% 2010(3)                           1,000              996
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-2, FSA insured, 3.04% 2008                 535              534
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009                750              744
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010(2)           2,000            1,955
AESOP Funding II LLC, Series 2002-1A, Class A-1, AMBAC insured, 3.85% 2006(3)                                 2,950            2,954
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998, Class A-6, 5.63% 2009         2,825            2,883
PECO Energy Transition Trust, Series 1999-A, Class A-6, 6.05% 2009                                            2,800            2,873
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(3)                               601              592
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(3)                               351              351
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(3)                               283              282
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011(3)                             1,100            1,088
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010(3)                  2,250            2,275
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010                                                2,250            2,177
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                   2,000            1,984
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010(3)                            2,000            1,980
Banco Itau SA, Series 2002-2, XLCA insured, 3.946% 2006(2,3)                                                  1,067            1,061
Banco Itau SA, Series 2002, XLCA insured, 3.996% 2007(2,3)                                                      879              873
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010                                    1,835            1,898
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031                                           1,460            1,483
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035                                             400              403
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010(3)                            1,000              993
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009(3)                              750              749
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009(3)                                     1,000            1,001
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010(3)                                        750              735
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                                  1,550            1,634
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                              1,612            1,621
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                                       1,500            1,524
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
     Series 1997-1, Class A-6, 6.38% 2008                                                                       489              500
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
     Series 1997-1, Class A-7, 6.42% 2008                                                                       914              934
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(3)                                1,336            1,420
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 3.56% 2030(2)                                1,250            1,265
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032           1,250            1,239
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                       1,061            1,069
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027                1,041            1,040
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 3.14% 2034(2)                                1,000            1,004
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 3.16% 2035(2)              1,000            1,002
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009                   1,000              996
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012                                        1,000              986
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                                          1,000              981
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009                                 899              901
Chase Funding Trust, Series 2003-2, Class IA-3, 2.864% 2024                                                     900              897
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(3)                              805              802
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009(3)                           290              286
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                         127              127
Pass-through Amortizing Credit Card Trusts, Series 2002-1, Class A-1FL, 3.58% 2012(2,3)                         106              106
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA insured, 7.33% 2006(3)                  53               53
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4, MBIA insured, 6.91% 2005(3)                  11               11
                                                                                                                              74,086

INDUSTRIALS -- 1.03%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(1,3)                            2,602            2,822
General Electric Capital Corp., Series A, 6.75% 2032                                                          1,550            1,795
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023(1,3)              1,613            1,635
                                                                                                                               6,252

UTILITIES -- 0.26%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008(3)                                               1,500            1,572


TOTAL BONDS & NOTES (COST: $578,227,000)                                                                                     584,896

                                                                                                   Principal amount     Market value
Short-term securities -- 6.25%                                                                                (000)            (000)

Wal-Mart Stores Inc. 2.84% due 5/24/2005(3,5)                                                               $12,400        $  12,350
Pfizer Inc 2.60% due 4/15/2005(3,5)                                                                           9,500            9,490
General Electric Co. 2.83% due 4/1/2005                                                                       6,570            6,569
Medtronic Inc. 2.76% due 4/28/2005(3)                                                                         5,000            4,989
Coca-Cola Co. 2.80% due 5/31/2005                                                                             4,600            4,578

TOTAL SHORT-TERM SECURITIES (COST: $37,974,000)                                                                               37,976


TOTAL INVESTMENT SECURITIES (COST: $616,201,000)                                                                             622,872
OTHER ASSETS LESS LIABILITIES                                                                                               (15,706)

NET ASSETS                                                                                                                  $607,166



(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(2)  Coupon rate may change periodically.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $62,983,000, which represented 10.37% of the net assets of the fund.

(4) Index-linked bond whose principal amount moves with a government retail price index.

(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


Federal income tax information                                                  (dollars in thousands)

Gross unrealized appreciation on investment securities                                      $    9,633
Gross unrealized depreciation on investment securities                                         (2,962)
Net unrealized appreciation on investment securities                                             6,671
Cost of investment securities for federal income tax purposes                                  616,201





CASH MANAGEMENT FUND
INVESTMENT PORTFOLIO


March 31, 2005                                                                                                             unaudited

                                                                                                   Principal amount     Market value
Short-term securities -- 98.34%                                                                               (000)            (000)

CORPORATE SHORT-TERM NOTES -- 89.70%
Gannett Co. 2.57% due 4/19/2005(1)                                                                           $7,800       $    7,789
Dexia Delaware LLC 2.69% due 4/25/2005                                                                        7,500            7,486
HSBC Finance Corp. 2.60% due 4/11/2005                                                                        7,100            7,094
Kimberly-Clark Worldwide Inc. 2.74%-2.77% due 4/25-5/13/2005(1)                                               6,700            6,683
Three Pillars Funding, LLC 2.66%-2.67% due 4/4/2005(1)                                                        6,656            6,654
Hershey Foods Corp. 2.64%-2.75% due 4/18-5/3/2005(1)                                                          6,600            6,589
Private Export Funding Corp. 2.68% due 4/15/2005(1)                                                           6,500            6,493
KfW International Finance Inc. 2.71% due 4/20/2005(1)                                                         6,500            6,490
Pitney Bowes Inc. 2.73%-2.74% due 4/5-4/18/2005(1)                                                            6,300            6,294
BellSouth Corp. 2.63%-2.84% due 4/4-5/24/2005(1)                                                              6,200            6,178
Procter & Gamble Co. 2.62% due 4/7/2005(1)                                                                    6,000            5,997
Coca-Cola Co. 2.60% due 4/8/2005                                                                              6,000            5,997
Pfizer Inc 2.73% due 4/25/2005(1)                                                                             6,000            5,989
CAFCO, LLC 2.73% due 4/28/2005(1)                                                                             6,000            5,987
Wal-Mart Stores Inc. 2.72% due 5/3/2005(1)                                                                    6,000            5,985
Park Avenue Receivables Co., LLC 2.77% due 4/20/2005(1)                                                       5,900            5,891
BMW US Capital LLC 2.77% due 4/26/2005(1)                                                                     5,900            5,888
Total Capital SA 2.63% due 4/7/2005(1)                                                                        5,800            5,797
Hewlett-Packard Co. 2.68%-2.75% due 4/25-4/28/2005(1)                                                         5,722            5,710
PepsiCo Inc. 2.72% due 4/22/2005(1)                                                                           5,700            5,691
Ranger Funding Co. LLC 2.79% due 4/22/2005(1)                                                                 5,500            5,491
Variable Funding Capital Corp. 2.65% due 4/13/2005(1)                                                         5,400            5,395
American Honda Finance Corp. 2.56% due 4/6/2005                                                               5,300            5,298
Triple-A One Funding Corp. 2.65% due 4/6/2005(1)                                                              5,300            5,298
3M Co. 2.73% due 4/27/2005                                                                                    5,200            5,189
USAA Capital Corp. 2.73% due 4/1/2005                                                                         5,000            5,000
Caterpillar Financial Services Corp. 2.62% due 4/4/2005                                                       5,000            4,999
ChevronTexaco Funding Corp. 2.52% due 4/5/2005                                                                5,000            4,998
DuPont (E.I.) de Nemours & Co. 2.60% due 4/12/2005                                                            5,000            4,996
International Business Machines Corp. 2.59% due 4/19/2005                                                     5,000            4,993
ING (U.S.) Funding LLC 2.78% due 4/29/2005                                                                    5,000            4,989
Abbott Laboratories Inc. 2.75% due 5/3/2005(1)                                                                5,000            4,987
American Express Credit Corp. 2.77% due 5/5/2005                                                              5,000            4,987
Harley-Davidson Funding Corp. 2.73% due 5/9/2005(1)                                                           5,000            4,985
Nestle Capital Corp. 2.86% due 5/31/2005(1)                                                                   4,900            4,876
Bank of Ireland 2.60% due 4/11/2005(1)                                                                        4,700            4,696
Emerson Electric Co. 2.73% due 4/11/2005(1)                                                                   4,300            4,297
Old Line Funding, LLC 2.75% due 4/15/2005(1)                                                                  4,100            4,095
Clipper Receivables Co., LLC 2.72% due 4/22/2005(1)                                                           4,100            4,093
Colgate-Palmolive Co. 2.75% due 4/28/2005(1)                                                                  2,700            2,694
Anheuser-Busch Cos. Inc. 2.72% due 5/2/2005(1)                                                                1,100            1,097
                                                                                                                             224,135

FEDERAL AGENCY DISCOUNT NOTES -- 4.64%
Federal Farm Credit Banks 2.49% due 4/12/2005                                                                 6,600            6,595
Tennessee Valley Authority 2.56% due 4/14/2005                                                                5,000            4,995
                                                                                                                              11,590

CERTIFICATES OF DEPOSIT -- 2.00%
Wells Fargo & Co. 2.81% due 5/10/2005                                                                         5,000            5,000


U.S. TREASURIES -- 2.00%
U.S. Treasury Bills 2.66% due 4/21/2005                                                                       5,000            4,992


TOTAL INVESTMENT SECURITIES (COST: $245,716,000)                                                                             245,717
OTHER ASSETS LESS LIABILITIES                                                                                                  4,144

NET ASSETS                                                                                                                  $249,861



(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $158,109,000, which represented 63.28% of the net assets of the fund.



Federal income tax information                                                  (dollars in thousands)

Gross unrealized appreciation on investment securities                                   $           1
Gross unrealized depreciation on investment securities                                              --
Net unrealized appreciation on investment securities                                                 1
Cost of investment securities for federal income tax purposes                                  245,716




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ James K. Dunton
---------------------------------
James K. Dunton, Chairman and PEO

Date: May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James K. Dunton
---------------------------------
James K. Dunton, Chairman and PEO

Date: May 27, 2005



By /s/ David A. Pritchett
-------------------------------------
David A. Pritchett, Treasurer and PFO

Date: May 27, 2005